UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016
Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.1%)
* Amazon.com Inc.	130,190	109,009
Home Depot Inc.	445,141	57,281
Walt Disney Co.	582,279	54,070
Comcast Corp. Class A	780,523	51,780
McDonald's Corp.	305,804	35,278
Wal-Mart Stores Inc.	487,468	35,156
Starbucks Corp.	544,494	29,479
NIKE Inc. Class B	494,357	26,028
Lowe's Cos. Inc.	356,815	25,766
* Priceline Group Inc.	17,378	25,572
Costco Wholesale Corp.	167,474	25,541
Time Warner Inc.	304,872	24,271
TJX Cos. Inc.	204,469	15,290
Ford Motor Co.	1,208,292	14,584
* eBay Inc.	439,830	14,470
Yum! Brands Inc.	158,953	14,435
* O'Reilly Automotive Inc.	49,150	13,767
Marriott International Inc. Class A	199,777	13,451
Ross Stores Inc.	206,205	13,259
* Charter Communications Inc. Class A	47,189	12,740
* AutoZone Inc.	16,255	12,489
Twenty-First Century Fox Inc. Class A	503,599	12,197
* Netflix Inc.	109,820	10,823
Estee Lauder Cos. Inc. Class A	112,088	9,927
* Dollar Tree Inc.	123,504	9,748
General Motors Co.	299,330	9,510
CBS Corp. Class B	160,925	8,809
* MGM Resorts International	324,221	8,439
Target Corp.	122,215	8,394
* Mohawk Industries Inc.	40,019	8,017
Royal Caribbean Cruises Ltd.	104,593	7,839
Expedia Inc.	66,607	7,774
Advance Auto Parts Inc.	50,598	7,545
PVH Corp.	66,936	7,396
* Sirius XM Holdings Inc.	1,742,688	7,267
* CarMax Inc.	130,976	6,988
Goodyear Tire & Rubber Co.	208,626	6,739
Fortune Brands Home & Security Inc.	114,801	6,670
* NVR Inc.	4,041	6,627
DR Horton Inc.	218,026	6,584
Interpublic Group of Cos. Inc.	293,791	6,566
Viacom Inc. Class B	170,721	6,504
Hasbro Inc.	76,942	6,104
* WABCO Holdings Inc.	53,422	6,065
Hanesbrands Inc.	231,493	5,845
* Liberty Interactive Corp. QVC Group Class A	286,199	5,727
* Urban Outfitters Inc.	164,829	5,690
Lamar Advertising Co. Class A	85,598	5,590
Gentex Corp.	316,457	5,557

Dollar General Corp.	78,019	5,461
Lennar Corp. Class A	126,340	5,349
CST Brands Inc.	111,065	5,341
* Tesla Motors Inc.	26,079	5,321
* Panera Bread Co. Class A	26,806	5,220
Harley-Davidson Inc.	96,566	5,078
BorgWarner Inc.	142,961	5,029
Foot Locker Inc.	70,470	4,772
* Discovery Communications Inc.	180,131	4,739
Darden Restaurants Inc.	76,927	4,717
PulteGroup Inc.	232,854	4,666
Brinker International Inc.	88,041	4,440
Scripps Networks Interactive Inc. Class A	69,558	4,416
Visteon Corp.	60,650	4,346
Omnicom Group Inc.	50,564	4,298
* TripAdvisor Inc.	67,124	4,241
Bed Bath & Beyond Inc.	97,001	4,182
* Vista Outdoor Inc.	99,564	3,969
* Hyatt Hotels Corp. Class A	77,726	3,826
Harman International Industries Inc.	45,014	3,801
Carnival Corp.	77,458	3,782
Lear Corp.	30,629	3,713
* Tempur Sealy International Inc.	60,667	3,442
Nordstrom Inc.	64,066	3,324
Gap Inc.	148,246	3,297
* Toll Brothers Inc.	106,247	3,173
Newell Brands Inc.	59,422	3,129
* Liberty Ventures Class A	78,266	3,120
Ralph Lauren Corp. Class A	30,742	3,109
KAR Auction Services Inc.	71,820	3,100
* AutoNation Inc.	58,092	2,830
John Wiley & Sons Inc. Class A	53,577	2,765
News Corp. Class A	177,364	2,480
Las Vegas Sands Corp.	42,120	2,424
* Liberty SiriusXM Group	64,064	2,140
Macy's Inc.	56,774	2,103
L Brands Inc.	26,497	1,875
* Under Armour Inc. Class A	40,035	1,549
* Liberty Broadband Corp.	20,819	1,488
* Under Armour Inc.	40,178	1,360
Twenty-First Century Fox Inc.	46,089	1,140
* Liberty SiriusXM Group	32,034	1,089
* Norwegian Cruise Line Holdings Ltd.	27,210	1,026
* Starz	30,816	961
Coach Inc.	25,940	948
* Madison Square Garden Co. Class A	5,389	913
* AMC Networks Inc. Class A	16,167	838
Coty Inc. Class A	28,490	670
Best Buy Co. Inc.	15,827	604
Kohl's Corp.	13,794	604
GameStop Corp. Class A	20,418	563
* Liberty Broadband Corp. Class A	8,008	562
* Ulta Salon Cosmetics & Fragrance Inc.	1,721	410
Graham Holdings Co. Class B	821	395
* Chipotle Mexican Grill Inc. Class A	712	302
Lennar Corp. Class B	8,278	278
* LKQ Corp.	6,802	241

* Murphy USA Inc.	3,307	236
Wynn Resorts Ltd.	2,011	196
* Live Nation Entertainment Inc.	6,740	185
Nielsen Holdings plc	3,136	168
* Sally Beauty Holdings Inc.	6,440	165
Staples Inc.	9,722	83
Delphi Automotive plc	113	8
VF Corp.	132	7
Genuine Parts Co.	60	6
Whirlpool Corp.	31	5
* DISH Network Corp. Class A	85	5
Hilton Worldwide Holdings Inc.	203	5
Mattel Inc.	132	4
Tractor Supply Co.	53	4
* Michael Kors Holdings Ltd.	72	3
Tiffany & Co.	44	3
Domino's Pizza Inc.	20	3
Wyndham Worldwide Corp.	44	3
Aramark	76	3
* lululemon athletica Inc.	44	3
Leggett & Platt Inc.	54	2
Signet Jewelers Ltd.	31	2
Garmin Ltd.	46	2
H&R Block Inc.	92	2
Service Corp. International	79	2
Dick's Sporting Goods Inc.	36	2
Polaris Industries Inc.	26	2
Dunkin' Brands Group Inc.	38	2
TEGNA Inc.	89	2
Williams-Sonoma Inc.	36	2
Carter's Inc.	21	2
Brunswick Corp.	36	2
Cinemark Holdings Inc.	45	2
Thor Industries Inc.	18	2
Six Flags Entertainment Corp.	28	2
* ServiceMaster Global Holdings Inc.	40	1
Outfront Media Inc.	54	1
* Avis Budget Group Inc.	37	1
Tupperware Brands Corp.	19	1
* Pandora Media Inc.	83	1
Tribune Media Co. Class A	32	1
* Hertz Global Holdings Inc.	29	1
* JC Penney Co. Inc.	120	1
* Skechers U.S.A. Inc. Class A	48	1
* Cabela's Inc.	19	1
AMERCO	3	1
International Game Technology plc	37	1
Wendy's Co.	80	1
* Kate Spade & Co.	50	1
Penske Automotive Group Inc.	17	1
Lions Gate Entertainment Corp.	37	1
Regal Entertainment Group Class A	32	1
Choice Hotels International Inc.	14	1
* Michaels Cos. Inc.	25	1
Cable One Inc.	1	1
Dillard's Inc. Class A	8	1
Extended Stay America Inc.	24	—

* Fitbit Inc. Class A	17	—
Viacom Inc. Class A	4	—
Clear Channel Outdoor Holdings Inc. Class A	14	—
		994,762
Consumer Staples (8.2%)
Procter & Gamble Co.	872,402	78,298
PepsiCo Inc.	468,488	50,957
Coca-Cola Co.	1,144,334	48,428
Philip Morris International Inc.	470,002	45,694
CVS Health Corp.	400,796	35,667
Altria Group Inc.	500,480	31,645
Mondelez International Inc. Class A	617,689	27,117
Colgate-Palmolive Co.	347,747	25,782
Walgreens Boots Alliance Inc.	301,845	24,335
Constellation Brands Inc. Class A	85,361	14,212
Kroger Co.	442,623	13,137
Tyson Foods Inc. Class A	164,014	12,247
* Monster Beverage Corp.	75,967	11,153
Archer-Daniels-Midland Co.	242,866	10,242
Dr Pepper Snapple Group Inc.	109,488	9,997
Molson Coors Brewing Co. Class B	88,874	9,758
Kraft Heinz Co.	106,148	9,501
Clorox Co.	71,982	9,011
JM Smucker Co.	66,043	8,951
Mead Johnson Nutrition Co.	110,049	8,695
* WhiteWave Foods Co. Class A	149,018	8,111
McCormick & Co. Inc.	80,966	8,090
Church & Dwight Co. Inc.	168,036	8,052
Hormel Foods Corp.	209,953	7,964
Brown-Forman Corp. Class B	166,260	7,887
Ingredion Inc.	59,184	7,875
Hershey Co.	72,467	6,928
Kimberly-Clark Corp.	54,764	6,908
Campbell Soup Co.	109,113	5,969
Reynolds American Inc.	123,731	5,834
General Mills Inc.	88,800	5,673
* Edgewell Personal Care Co.	63,275	5,032
Energizer Holdings Inc.	62,510	3,123
Whole Foods Market Inc.	86,637	2,456
Kellogg Co.	22,838	1,769
Pilgrim's Pride Corp.	64,085	1,353
Bunge Ltd.	20,961	1,242
ConAgra Foods Inc.	18,538	873
Sysco Corp.	17,298	848
* Blue Buffalo Pet Products Inc.	15,615	371
Nu Skin Enterprises Inc. Class A	1,013	66
Pinnacle Foods Inc.	46	2
* Herbalife Ltd.	29	2
* Hain Celestial Group Inc.	40	1
Spectrum Brands Holdings Inc.	10	1
* Sprouts Farmers Market Inc.	60	1
Brown-Forman Corp. Class A	22	1
Flowers Foods Inc.	68	1
		581,260
Energy (7.1%)
Exxon Mobil Corp.	1,400,628	122,247

Chevron Corp.	647,982	66,690
Schlumberger Ltd.	388,481	30,550
EOG Resources Inc.	227,247	21,977
ConocoPhillips	491,868	21,382
Phillips 66	214,201	17,254
Halliburton Co.	381,607	17,127
Pioneer Natural Resources Co.	77,710	14,427
Anadarko Petroleum Corp.	227,591	14,420
Kinder Morgan Inc.	540,422	12,500
Baker Hughes Inc.	218,632	11,034
* Concho Resources Inc.	75,872	10,421
Occidental Petroleum Corp.	132,972	9,696
Valero Energy Corp.	182,002	9,646
Cimarex Energy Co.	68,836	9,250
* Newfield Exploration Co.	176,179	7,657
EQT Corp.	105,064	7,630
Cabot Oil & Gas Corp.	290,464	7,494
Energen Corp.	119,978	6,925
Williams Cos. Inc.	223,631	6,872
Noble Energy Inc.	185,706	6,637
Patterson-UTI Energy Inc.	286,601	6,411
* Continental Resources Inc.	106,919	5,556
World Fuel Services Corp.	111,181	5,143
Marathon Petroleum Corp.	116,266	4,719
* WPX Energy Inc.	353,618	4,664
Devon Energy Corp.	99,525	4,390
Range Resources Corp.	108,779	4,215
Rowan Cos. plc Class A	260,981	3,956
Helmerich & Payne Inc.	57,866	3,894
Apache Corp.	57,379	3,665
* FMC Technologies Inc.	119,946	3,559
Marathon Oil Corp.	178,754	2,826
Tesoro Corp.	31,926	2,540
Hess Corp.	44,484	2,385
National Oilwell Varco Inc.	52,174	1,917
* Southwestern Energy Co.	125,561	1,738
Targa Resources Corp.	27,963	1,373
* Chesapeake Energy Corp.	176,026	1,104
* Weatherford International plc	166,352	935
Spectra Energy Corp.	19,088	816
* Transocean Ltd.	62,292	664
ONEOK Inc.	8,782	451
* Cheniere Energy Inc.	9,997	436
SM Energy Co.	6,780	262
Ensco plc Class A	25,118	214
* Whiting Petroleum Corp.	480	4
* Diamondback Energy Inc.	28	3
Murphy Oil Corp.	70	2
HollyFrontier Corp.	72	2
CONSOL Energy Inc.	90	2
QEP Resources Inc.	84	2
* Gulfport Energy Corp.	49	1
Nabors Industries Ltd.	110	1
* First Solar Inc.	30	1
Oceaneering International Inc.	39	1
Superior Energy Services Inc.	59	1
* Rice Energy Inc.	33	1

PBF Energy Inc. Class A	38	1
* Dril-Quip Inc.	15	1
* Antero Resources Corp.	27	1
* Laredo Petroleum Inc.	48	1
Noble Corp. plc	95	1
Diamond Offshore Drilling Inc.	25	—
* Kosmos Energy Ltd.	61	—
* RPC Inc.	23	—
* SunPower Corp. Class A	22	—
Frank's International NV	14	—
		499,695
Financial Services (19.4%)
* Berkshire Hathaway Inc. Class B	634,996	91,738
JPMorgan Chase & Co.	1,109,664	73,892
Wells Fargo & Co.	1,449,025	64,163
Visa Inc. Class A	686,529	56,776
Citigroup Inc.	1,079,154	50,968
Bank of America Corp.	3,236,590	50,653
Mastercard Inc.	363,828	37,027
American International Group Inc.	457,032	27,120
Goldman Sachs Group Inc.	153,479	24,752
Simon Property Group Inc.	112,646	23,319
* PayPal Holdings Inc.	496,120	20,326
American Tower Corporation	173,628	19,677
American Express Co.	300,034	19,214
US Bancorp	400,905	17,195
Morgan Stanley	535,505	17,168
S&P Global Inc.	124,501	15,757
Charles Schwab Corp.	496,358	15,670
Aon plc	129,154	14,528
Intercontinental Exchange Inc.	49,787	13,411
Public Storage	59,645	13,309
Crown Castle International Corp.	138,391	13,038
Aflac Inc.	172,218	12,377
* Fiserv Inc.	122,767	12,212
Prudential Financial Inc.	148,953	12,162
Equinix Inc.	33,081	11,917
Travelers Cos. Inc.	101,725	11,653
State Street Corp.	164,707	11,469
Discover Financial Services	201,833	11,414
Synchrony Financial	386,799	10,830
Boston Properties Inc.	77,995	10,630
AvalonBay Communities Inc.	58,706	10,440
Equity Residential	161,520	10,391
SunTrust Banks Inc.	234,876	10,288
Fidelity National Information Services Inc.	130,247	10,033
Equifax Inc.	73,853	9,939
Chubb Ltd.	74,677	9,383
Global Payments Inc.	117,263	9,001
Ameriprise Financial Inc.	87,796	8,759
General Growth Properties Inc.	313,287	8,647
* Markel Corp.	9,157	8,505
Capital One Financial Corp.	117,695	8,454
Progressive Corp.	267,429	8,424
Essex Property Trust Inc.	36,270	8,077
First Republic Bank	100,649	7,761
MetLife Inc.	173,612	7,714

Moody's Corp.	69,986	7,578
* Arch Capital Group Ltd.	95,099	7,538
Fifth Third Bancorp	368,271	7,535
* E*TRADE Financial Corp.	256,818	7,478
PNC Financial Services Group Inc.	82,183	7,404
Nasdaq Inc.	108,085	7,300
MSCI Inc. Class A	86,829	7,288
Allstate Corp.	102,184	7,069
Federal Realty Investment Trust	45,530	7,008
Assurant Inc.	75,128	6,931
SL Green Realty Corp.	62,997	6,810
Equity LifeStyle Properties Inc.	87,665	6,766
Lincoln National Corp.	143,702	6,751
Torchmark Corp.	102,754	6,565
* Alleghany Corp.	12,354	6,486
Reinsurance Group of America Inc. Class A	59,891	6,465
Apartment Investment & Management Co.	137,720	6,323
Extra Space Storage Inc.	79,539	6,316
T. Rowe Price Group Inc.	92,836	6,174
Total System Services Inc.	130,880	6,171
TD Ameritrade Holding Corp.	174,048	6,133
American Homes 4 Rent Class A	280,681	6,074
Zions Bancorporation	194,374	6,029
Weyerhaeuser Co.	188,002	6,005
Dun & Bradstreet Corp.	43,819	5,987
* CBRE Group Inc. Class A	212,540	5,947
KeyCorp	485,322	5,906
Franklin Resources Inc.	165,917	5,902
Unum Group	166,461	5,878
Popular Inc.	153,360	5,861
Prologis Inc.	109,443	5,860
CME Group Inc.	55,929	5,846
Principal Financial Group Inc.	113,318	5,837
Douglas Emmett Inc.	159,344	5,837
White Mountains Insurance Group Ltd.	6,999	5,809
Welltower Inc.	77,652	5,806
Forest City Realty Trust Inc. Class A	246,809	5,709
Loews Corp.	138,528	5,700
SEI Investments Co.	123,501	5,633
WR Berkley Corp.	97,378	5,625
Brown & Brown Inc.	143,235	5,401
* Howard Hughes Corp.	47,113	5,394
Commerce Bancshares Inc.	109,036	5,371
M&T Bank Corp.	46,002	5,341
BlackRock Inc.	14,461	5,241
Jones Lang LaSalle Inc.	45,890	5,222
Raymond James Financial Inc.	89,465	5,208
American Financial Group Inc.	69,403	5,205
Annaly Capital Management Inc.	494,892	5,196
Bank of New York Mellon Corp.	128,925	5,141
* SLM Corp.	676,250	5,052
Taubman Centers Inc.	67,808	5,046
Post Properties Inc.	76,021	5,027
East West Bancorp Inc.	134,403	4,934
* Signature Bank	41,611	4,929
First Horizon National Corp.	319,147	4,861
TFS Financial Corp.	271,733	4,840

* CoreLogic Inc.	116,575	4,572
Host Hotels & Resorts Inc.	279,419	4,351
* Affiliated Managers Group Inc.	29,691	4,296
Alexandria Real Estate Equities Inc.	38,539	4,192
Brixmor Property Group Inc.	149,675	4,159
HCP Inc.	105,182	3,992
Broadridge Financial Solutions Inc.	58,618	3,974
Ventas Inc.	55,629	3,929
Jack Henry & Associates Inc.	44,906	3,842
Realogy Holdings Corp.	147,745	3,821
DDR Corp.	215,917	3,763
Hanover Insurance Group Inc.	49,487	3,732
Camden Property Trust	42,323	3,544
Hospitality Properties Trust	119,017	3,537
Retail Properties of America Inc.	208,902	3,510
Cullen/Frost Bankers Inc.	47,496	3,417
Eaton Vance Corp.	86,022	3,359
Associated Banc-Corp	170,283	3,336
Digital Realty Trust Inc.	28,422	2,760
Hartford Financial Services Group Inc.	64,171	2,748
BOK Financial Corp.	38,481	2,654
Interactive Brokers Group Inc.	71,006	2,504
* Alliance Data Systems Corp.	11,592	2,487
Leucadia National Corp.	120,270	2,290
CNA Financial Corp.	61,718	2,124
BB&T Corp.	53,177	2,006
American Capital Agency Corp.	102,420	2,001
Paramount Group Inc.	114,342	1,874
Navient Corp.	123,033	1,780
Legg Mason Inc.	47,414	1,587
Bank of Hawaii Corp.	20,064	1,457
Marsh & McLennan Cos. Inc.	21,585	1,452
Northern Trust Corp.	19,091	1,298
Iron Mountain Inc.	28,923	1,085
FNF Group	25,471	940
Apple Hospitality REIT Inc.	39,944	739
People's United Financial Inc.	42,624	674
Lazard Ltd. Class A	18,503	673
Invesco Ltd.	12,148	380
Realty Income Corp.	4,311	288
* Vantiv Inc. Class A	4,744	267
Western Union Co.	11,796	246
* FleetCor Technologies Inc.	1,233	214
Corrections Corp. of America	14,446	200
NorthStar Realty Finance Corp.	13,371	176
Vornado Realty Trust	74	7
Thomson Reuters Corp.	129	5
Regions Financial Corp.	525	5
Cincinnati Financial Corp.	64	5
Macerich Co.	58	5
Kimco Realty Corp.	162	5
XL Group Ltd.	120	4
Duke Realty Corp.	135	4
Ally Financial Inc.	189	4
VEREIT Inc.	354	4
UDR Inc.	101	4
Arthur J Gallagher & Co.	66	3

Comerica Inc.	70	3
Everest Re Group Ltd.	17	3
Huntington Bancshares Inc.	317	3
Citizens Financial Group Inc.	122	3
Regency Centers Corp.	37	3
National Retail Properties Inc.	55	3
Mid-America Apartment Communities Inc.	29	3
New York Community Bancorp Inc.	190	3
WP Carey Inc.	41	3
American Campus Communities Inc.	51	3
FactSet Research Systems Inc.	16	3
Omega Healthcare Investors Inc.	72	3
Spirit Realty Capital Inc.	188	2
CIT Group Inc.	68	2
Liberty Property Trust	59	2
Kilroy Realty Corp.	34	2
* SVB Financial Group	20	2
Gaming and Leisure Properties Inc.	64	2
CBOE Holdings Inc.	33	2
Starwood Property Trust Inc.	93	2
Senior Housing Properties Trust	92	2
RenaissanceRe Holdings Ltd.	17	2
Axis Capital Holdings Ltd.	37	2
Weingarten Realty Investors	49	2
PacWest Bancorp	44	2
Old Republic International Corp.	102	2
Healthcare Trust of America Inc. Class A	53	2
Validus Holdings Ltd.	33	2
* WEX Inc.	15	2
Synovus Financial Corp.	49	2
Endurance Specialty Holdings Ltd.	24	2
* Equity Commonwealth	51	2
Assured Guaranty Ltd.	55	1
Communications Sales & Leasing Inc.	47	1
Tanger Factory Outlet Centers Inc.	37	1
Allied World Assurance Co. Holdings AG	35	1
Rayonier Inc.	50	1
Piedmont Office Realty Trust Inc. Class A	57	1
BankUnited Inc.	40	1
Chimera Investment Corp.	74	1
* Zillow Group Inc.	34	1
Two Harbors Investment Corp.	136	1
ProAssurance Corp.	22	1
Aspen Insurance Holdings Ltd.	24	1
Columbia Property Trust Inc.	49	1
Federated Investors Inc. Class B	37	1
Brandywine Realty Trust	70	1
MFA Financial Inc.	145	1
Corporate Office Properties Trust	37	1
Erie Indemnity Co. Class A	10	1
NorthStar Asset Management Group Inc.	76	1
TCF Financial Corp.	66	1
* First Data Corp. Class A	71	1
Care Capital Properties Inc.	32	1
Empire State Realty Trust Inc.	43	1
LPL Financial Holdings Inc.	30	1
AmTrust Financial Services Inc.	32	1

* OneMain Holdings Inc. Class A	21	1
Mercury General Corp.	11	1
* Credit Acceptance Corp.	3	1
* Zillow Group Inc. Class A	17	1
Morningstar Inc.	7	1
* Santander Consumer USA Holdings Inc.	34	—
Artisan Partners Asset Management Inc. Class A	14	—
American National Insurance Co.	3	—
* Square Inc.	12	—
		1,369,321
Health Care (13.8%)
Johnson & Johnson	892,359	105,414
Pfizer Inc.	1,876,500	63,557
Merck & Co. Inc.	816,833	50,979
UnitedHealth Group Inc.	328,174	45,944
Amgen Inc.	269,967	45,033
Gilead Sciences Inc.	492,101	38,935
AbbVie Inc.	509,831	32,155
Bristol-Myers Squibb Co.	591,175	31,876
* Celgene Corp.	293,518	30,681
Medtronic plc	352,439	30,451
* Allergan plc	120,948	27,856
* Biogen Inc.	85,612	26,799
Thermo Fisher Scientific Inc.	153,934	24,485
Eli Lilly & Co.	253,458	20,343
* Express Scripts Holding Co.	272,927	19,250
Danaher Corp.	231,447	18,143
Abbott Laboratories	407,116	17,217
Aetna Inc.	145,181	16,761
Becton Dickinson and Co.	88,320	15,874
* Boston Scientific Corp.	623,793	14,846
Cigna Corp.	112,107	14,610
Anthem Inc.	111,626	13,988
McKesson Corp.	83,738	13,963
Stryker Corp.	109,046	12,694
Zoetis Inc.	240,279	12,497
Humana Inc.	69,676	12,325
Zimmer Biomet Holdings Inc.	88,957	11,566
Cardinal Health Inc.	145,261	11,287
St. Jude Medical Inc.	131,597	10,496
CR Bard Inc.	41,918	9,401
Agilent Technologies Inc.	192,643	9,072
* Incyte Corp.	95,944	9,047
* Vertex Pharmaceuticals Inc.	100,811	8,792
* Henry Schein Inc.	53,592	8,734
AmerisourceBergen Corp. Class A	106,401	8,595
* Mylan NV	214,765	8,187
Dentsply Sirona Inc.	130,580	7,760
Universal Health Services Inc. Class B	60,278	7,427
* Laboratory Corp. of America Holdings	53,808	7,398
Baxter International Inc.	153,258	7,295
Cooper Cos. Inc.	40,631	7,283
* Regeneron Pharmaceuticals Inc.	16,550	6,653
Teleflex Inc.	39,319	6,608
* Quintiles Transnational Holdings Inc.	76,723	6,219
Quest Diagnostics Inc.	72,665	6,150
PerkinElmer Inc.	109,261	6,131

* QIAGEN NV	209,244	5,742
* Alexion Pharmaceuticals Inc.	45,560	5,583
Perrigo Co. plc	50,657	4,677
Bio-Techne Corp.	38,893	4,259
* Charles River Laboratories International Inc.	47,381	3,949
* Centene Corp.	52,904	3,542
Patterson Cos. Inc.	73,371	3,371
Bruker Corp.	138,767	3,143
* Ionis Pharmaceuticals Inc.	85,305	3,126
* BioMarin Pharmaceutical Inc.	33,492	3,099
* Varian Medical Systems Inc.	29,960	2,982
* Akorn Inc.	108,631	2,961
* Edwards Lifesciences Corp.	17,770	2,142
* Illumina Inc.	11,656	2,117
* Endo International plc	93,089	1,876
* Mallinckrodt plc	21,667	1,512
* Intuitive Surgical Inc.	1,041	755
* DaVita Inc.	6,751	446
* VCA Inc.	4,520	316
* Align Technology Inc.	2,924	274
* IDEXX Laboratories Inc.	2,431	274
* Veeva Systems Inc. Class A	6,212	256
* Hologic Inc.	6,180	240
* HCA Holdings Inc.	3,126	236
* Bio-Rad Laboratories Inc. Class A	1,404	230
* United Therapeutics Corp.	1,913	226
* Cerner Corp.	3,209	198
* MEDNAX Inc.	2,830	187
* Premier Inc. Class A	5,600	181
* Alere Inc.	4,022	174
* athenahealth Inc.	1,312	165
* LifePoint Health Inc.	2,510	149
* Alnylam Pharmaceuticals Inc.	1,522	103
ResMed Inc.	55	4
* Alkermes plc	58	3
* DexCom Inc.	31	3
* Seattle Genetics Inc.	41	2
* Envision Healthcare Holdings Inc.	73	2
Hill-Rom Holdings Inc.	22	1
* Brookdale Senior Living Inc.	72	1
* Acadia Healthcare Co. Inc.	24	1
* Intercept Pharmaceuticals Inc.	6	1
* Allscripts Healthcare Solutions Inc.	71	1
* Tenet Healthcare Corp.	39	1
* Agios Pharmaceuticals Inc.	10	1
* VWR Corp.	12	—
* Juno Therapeutics Inc.	5	—
		979,289
Materials & Processing (3.5%)
EI du Pont de Nemours & Co.	349,034	23,375
Monsanto Co.	178,022	18,194
Ecolab Inc.	115,934	14,112
Praxair Inc.	103,342	12,487
Newmont Mining Corp.	297,030	11,670
Sherwin-Williams Co.	40,058	11,082
LyondellBasell Industries NV Class A	132,695	10,703
Dow Chemical Co.	187,854	9,737

Vulcan Materials Co.	85,590	9,734
Martin Marietta Materials Inc.	46,652	8,356
Ball Corp.	100,054	8,199
Albemarle Corp.	90,452	7,733
Valspar Corp.	66,760	7,081
Celanese Corp. Class A	100,412	6,683
Sealed Air Corp.	143,185	6,561
* Crown Holdings Inc.	112,863	6,443
FMC Corp.	132,448	6,403
Lennox International Inc.	40,714	6,393
Owens Corning	104,758	5,593
Fastenal Co.	125,785	5,255
Air Products & Chemicals Inc.	32,969	4,957
Southern Copper Corp.	165,670	4,357
WR Grace & Co.	58,763	4,337
Scotts Miracle-Gro Co. Class A	50,983	4,245
Freeport-McMoRan Inc.	353,150	3,835
Valmont Industries Inc.	27,984	3,766
* Armstrong World Industries Inc.	85,415	3,529
CF Industries Holdings Inc.	143,017	3,483
Reliance Steel & Aluminum Co.	46,208	3,328
Nucor Corp.	66,785	3,303
Westlake Chemical Corp.	54,946	2,940
Packaging Corp. of America	26,568	2,159
* Owens-Illinois Inc.	94,689	1,741
International Paper Co.	35,971	1,726
Eagle Materials Inc.	21,140	1,634
Alcoa Inc.	139,413	1,414
Mosaic Co.	45,259	1,107
Eastman Chemical Co.	14,072	952
United States Steel Corp.	20,835	393
Royal Gold Inc.	2,625	203
Hexcel Corp.	3,533	157
PPG Industries Inc.	162	17
Ingersoll-Rand plc	104	7
WestRock Co.	102	5
Masco Corp.	137	5
International Flavors & Fragrances Inc.	32	5
Acuity Brands Inc.	17	5
* Ashland Global Holdings Inc.	25	3
RPM International Inc.	52	3
Steel Dynamics Inc.	95	2
Sonoco Products Co.	39	2
Bemis Co. Inc.	38	2
AptarGroup Inc.	25	2
Graphic Packaging Holding Co.	129	2
Watsco Inc.	10	1
Cabot Corp.	25	1
Huntsman Corp.	80	1
NewMarket Corp.	3	1
Tahoe Resources Inc.	89	1
* Axalta Coating Systems Ltd.	40	1
Timken Co.	28	1
Compass Minerals International Inc.	13	1
* USG Corp.	36	1
Domtar Corp.	25	1
Silgan Holdings Inc.	16	1

* Platform Specialty Products Corp.	51	—
		249,431
Producer Durables (10.3%)
General Electric Co.	2,836,791	84,026
Boeing Co.	225,405	29,695
Union Pacific Corp.	303,684	29,618
United Technologies Corp.	279,693	28,417
3M Co.	154,044	27,147
FedEx Corp.	113,273	19,787
Honeywell International Inc.	168,320	19,624
General Dynamics Corp.	114,543	17,772
Illinois Tool Works Inc.	140,947	16,891
United Parcel Service Inc. Class B	147,189	16,097
Northrop Grumman Corp.	72,150	15,436
Accenture plc Class A	119,404	14,588
Delta Air Lines Inc.	350,782	13,807
Norfolk Southern Corp.	127,762	12,401
Southwest Airlines Co.	313,976	12,211
CSX Corp.	389,166	11,870
Lockheed Martin Corp.	45,922	11,008
Raytheon Co.	80,822	11,002
* United Continental Holdings Inc.	186,761	9,799
* TransDigm Group Inc.	32,799	9,483
Roper Technologies Inc.	51,607	9,417
Waste Management Inc.	140,109	8,933
* Mettler-Toledo International Inc.	21,107	8,861
* Johnson Controls International plc	184,179	8,570
Parker-Hannifin Corp.	67,377	8,458
* Waters Corp.	53,043	8,407
PACCAR Inc.	142,675	8,386
* Verisk Analytics Inc. Class A	100,411	8,161
L-3 Communications Holdings Inc.	53,889	8,123
Cintas Corp.	70,616	7,951
Emerson Electric Co.	142,289	7,756
Expeditors International of Washington Inc.	138,833	7,153
Deere & Co.	82,823	7,069
Huntington Ingalls Industries Inc.	44,901	6,889
AMETEK Inc.	143,005	6,833
Textron Inc.	170,296	6,769
IDEX Corp.	71,688	6,708
* Copart Inc.	124,612	6,674
Wabtec Corp.	80,447	6,569
* Jacobs Engineering Group Inc.	121,987	6,309
JB Hunt Transport Services Inc.	76,689	6,223
Rockwell Collins Inc.	73,559	6,204
* Middleby Corp.	50,169	6,202
Toro Co.	131,898	6,178
Carlisle Cos. Inc.	59,977	6,152
Cummins Inc.	47,769	6,122
WW Grainger Inc.	26,954	6,060
Fortive Corp.	115,723	5,890
Caterpillar Inc.	65,805	5,842
Xerox Corp.	576,488	5,840
BWX Technologies Inc.	143,634	5,511
* HD Supply Holdings Inc.	171,257	5,477
* Old Dominion Freight Line Inc.	78,902	5,413
FLIR Systems Inc.	164,529	5,170

Landstar System Inc.	73,936	5,034
AGCO Corp.	98,700	4,868
Xylem Inc.	86,943	4,560
Orbital ATK Inc.	59,437	4,531
Oshkosh Corp.	80,575	4,512
* Manitowoc Foodservice Inc.	275,298	4,465
* Stericycle Inc.	54,711	4,385
Flowserve Corp.	87,374	4,215
Automatic Data Processing Inc.	47,161	4,160
ManpowerGroup Inc.	54,486	3,937
Donaldson Co. Inc.	102,983	3,844
Robert Half International Inc.	96,924	3,670
* Genpact Ltd.	151,475	3,628
Stanley Black & Decker Inc.	26,735	3,288
MSC Industrial Direct Co. Inc. Class A	41,610	3,055
Terex Corp.	113,735	2,890
CH Robinson Worldwide Inc.	39,317	2,770
* Keysight Technologies Inc.	78,164	2,477
ITT Inc.	64,187	2,300
Graco Inc.	27,607	2,043
Lexmark International Inc. Class A	50,192	2,006
Allison Transmission Holdings Inc.	68,172	1,955
* Zebra Technologies Corp.	27,137	1,889
* Spirit Airlines Inc.	23,229	988
Republic Services Inc. Class A	19,556	987
KBR Inc.	26,436	400
Pentair plc	6,124	393
Ryder System Inc.	5,166	341
* CoStar Group Inc.	1,010	219
* Spirit AeroSystems Holdings Inc. Class A	4,357	194
Fluor Corp.	3,441	177
Eaton Corp. plc	183	12
American Airlines Group Inc.	247	9
Paychex Inc.	127	7
Rockwell Automation Inc.	53	6
Dover Corp.	63	5
Kansas City Southern	43	4
Snap-on Inc.	23	3
Alaska Air Group Inc.	51	3
* Trimble Navigation Ltd.	102	3
AO Smith Corp.	29	3
* United Rentals Inc.	36	3
Avery Dennison Corp.	36	3
Allegion plc	37	3
Hubbell Inc. Class B	23	2
Macquarie Infrastructure Corp.	27	2
Nordson Corp.	22	2
B/E Aerospace Inc.	42	2
* JetBlue Airways Corp.	123	2
* AECOM	59	2
Lincoln Electric Holdings Inc.	28	2
* Quanta Services Inc.	60	2
* Genesee & Wyoming Inc. Class A	22	2
Trinity Industries Inc.	61	1
* Kirby Corp.	22	1
Pitney Bowes Inc.	75	1
RR Donnelley & Sons Co.	82	1

Booz Allen Hamilton Holding Corp. Class A	40	1
National Instruments Corp.	44	1
* Colfax Corp.	39	1
Crane Co.	19	1
Air Lease Corp. Class A	40	1
Copa Holdings SA Class A	13	1
* Clean Harbors Inc.	23	1
Rollins Inc.	37	1
Chicago Bridge & Iron Co. NV	38	1
* WESCO International Inc.	17	1
Regal Beloit Corp.	17	1
Covanta Holding Corp.	45	1
* Herc Holdings Inc.	9	—
		731,238
Technology (17.6%)
Apple Inc.	1,840,505	208,069
Microsoft Corp.	2,484,712	143,119
* Facebook Inc. Class A	743,859	95,415
* Alphabet Inc. Class A	98,821	79,458
* Alphabet Inc. Class C	101,492	78,889
Intel Corp.	1,288,184	48,629
International Business Machines Corp.	300,425	47,723
Cisco Systems Inc.	1,393,557	44,204
Oracle Corp.	1,072,296	42,120
QUALCOMM Inc.	401,770	27,521
Texas Instruments Inc.	389,186	27,313
Broadcom Ltd.	145,561	25,112
* Adobe Systems Inc.	199,573	21,662
* salesforce.com Inc.	258,085	18,409
Hewlett Packard Enterprise Co.	808,655	18,397
* Yahoo! Inc.	410,583	17,696
NVIDIA Corp.	235,253	16,120
Applied Materials Inc.	532,975	16,069
Intuit Inc.	126,429	13,908
Activision Blizzard Inc.	292,430	12,955
* Cognizant Technology Solutions Corp. Class A	258,116	12,315
Corning Inc.	477,384	11,290
Amphenol Corp. Class A	165,003	10,712
* Autodesk Inc.	129,138	9,341
Lam Research Corp.	96,753	9,163
* Citrix Systems Inc.	103,448	8,816
* SBA Communications Corp. Class A	77,268	8,666
Symantec Corp.	315,666	7,923
Analog Devices Inc.	117,980	7,604
* Synopsys Inc.	124,454	7,386
Linear Technology Corp.	123,969	7,350
CDK Global Inc.	123,048	7,058
Juniper Networks Inc.	288,825	6,949
* Cadence Design Systems Inc.	270,664	6,910
KLA-Tencor Corp.	90,426	6,304
Dolby Laboratories Inc. Class A	115,638	6,278
Western Digital Corp.	98,249	5,745
* Arrow Electronics Inc.	89,502	5,725
Ingram Micro Inc.	159,574	5,690
* Teradata Corp.	176,523	5,472
* LinkedIn Corp. Class A	27,526	5,261
Teradyne Inc.	235,865	5,090

DST Systems Inc.	42,702	5,035
Avnet Inc.	121,410	4,985
NetApp Inc.	137,603	4,929
Brocade Communications Systems Inc.	531,669	4,907
CSRA Inc.	171,247	4,607
Xilinx Inc.	81,750	4,442
* Micron Technology Inc.	234,290	4,166
Computer Sciences Corp.	78,747	4,111
CA Inc.	109,686	3,628
* Electronic Arts Inc.	42,401	3,621
* NCR Corp.	99,365	3,199
Motorola Solutions Inc.	36,182	2,760
SS&C Technologies Holdings Inc.	85,064	2,735
* Twitter Inc.	118,420	2,730
Microchip Technology Inc.	43,601	2,709
* CommScope Holding Co. Inc.	64,859	1,953
IAC/InterActiveCorp	24,480	1,529
* Dell Technologies Inc - VMware Inc	31,964	1,528
Harris Corp.	13,240	1,213
HP Inc.	76,570	1,189
* VeriSign Inc.	10,316	807
Amdocs Ltd.	11,987	693
Leidos Holdings Inc.	12,576	544
Skyworks Solutions Inc.	5,109	389
* Palo Alto Networks Inc.	2,025	323
* Fortinet Inc.	7,337	271
* Red Hat Inc.	3,264	264
* CommerceHub Inc.	15,653	249
* ServiceNow Inc.	2,952	234
Sabre Corp.	8,123	229
* ANSYS Inc.	2,329	216
* IMS Health Holdings Inc.	6,734	211
* PTC Inc.	4,733	210
* Gartner Inc.	2,326	206
* IPG Photonics Corp.	2,308	190
* F5 Networks Inc.	1,424	178
* CommerceHub Inc. Class A	7,826	124
Maxim Integrated Products Inc.	111	4
* Workday Inc. Class A	41	4
* Akamai Technologies Inc.	70	4
* Qorvo Inc.	55	3
* Splunk Inc.	52	3
CDW Corp.	52	2
Marvell Technology Group Ltd.	177	2
* VMware Inc. Class A	32	2
* Ultimate Software Group Inc.	11	2
* ON Semiconductor Corp.	168	2
* ARRIS International plc	71	2
Cognex Corp.	34	2
* NetSuite Inc.	16	2
Jabil Circuit Inc.	76	2
Cypress Semiconductor Corp.	123	2
* Nuance Communications Inc.	99	1
* Rackspace Hosting Inc.	45	1
* Arista Networks Inc.	13	1
* Yelp Inc. Class A	26	1
* Tableau Software Inc. Class A	19	1

* Cree Inc.	40	1
* Groupon Inc. Class A	165	1
* Zynga Inc. Class A	281	1
* FireEye Inc.	54	1
* EchoStar Corp. Class A	17	1
* Black Knight Financial Services Inc. Class A	8	—
* GoDaddy Inc. Class A	9	—
* Atlassian Corp. plc Class A	10	—
* Inovalon Holdings Inc. Class A	10	—
		1,241,198
Utilities (5.5%)
AT&T Inc.	1,813,476	73,645
Verizon Communications Inc.	1,172,779	60,961
NextEra Energy Inc.	177,540	21,717
Duke Energy Corp.	167,444	13,402
PG&E Corp.	215,510	13,183
Sempra Energy	116,390	12,476
Edison International	162,181	11,718
Exelon Corp.	351,421	11,699
WEC Energy Group Inc.	187,296	11,215
Consolidated Edison Inc.	141,599	10,662
Dominion Resources Inc.	128,640	9,554
Eversource Energy	172,448	9,343
Southern Co.	177,394	9,100
American Water Works Co. Inc.	117,032	8,759
* T-Mobile US Inc.	185,138	8,650
CMS Energy Corp.	190,417	7,999
* Level 3 Communications Inc.	163,155	7,567
UGI Corp.	154,238	6,978
ITC Holdings Corp.	145,857	6,779
NiSource Inc.	276,272	6,661
Atmos Energy Corp.	83,514	6,219
SCANA Corp.	80,345	5,815
Aqua America Inc.	183,416	5,590
DTE Energy Co.	56,142	5,259
FirstEnergy Corp.	151,600	5,015
CenterPoint Energy Inc.	213,368	4,957
* Calpine Corp.	376,572	4,760
Telephone & Data Systems Inc.	167,926	4,564
* Sprint Corp.	652,251	4,324
PPL Corp.	121,947	4,216
American Electric Power Co. Inc.	60,633	3,893
* United States Cellular Corp.	94,884	3,448
AES Corp.	224,088	2,879
Alliant Energy Corp.	66,238	2,538
CenturyLink Inc.	68,121	1,869
Entergy Corp.	20,417	1,567
* Zayo Group Holdings Inc.	35,976	1,069
NRG Energy Inc.	81,065	909
Public Service Enterprise Group Inc.	198	8
Xcel Energy Inc.	198	8
Ameren Corp.	95	5
Pinnacle West Capital Corp.	43	3
Westar Energy Inc. Class A	55	3
OGE Energy Corp.	78	2
MDU Resources Group Inc.	76	2
Frontier Communications Corp.	462	2

	National Fuel Gas Co.			33	2
	Great Plains Energy Inc.			60	2
	Vectren Corp.			32	2
	Hawaiian Electric Industries Inc.			42	1
	Avangrid Inc.			22	1
					391,000
Total Common Stocks (Cost $3,443,394)					7,037,194
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund	0.640%		306,718	30,675

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3,4 Federal Home Loan Bank Discount Notes		0.511%	10/12/16	100	100
4	United States Treasury Bill	0.321%	12/1/16	1,200	1,199
4	United States Treasury Bill	0.312%	12/8/16	100	100
	United States Treasury Bill	0.257%	12/29/16	200	200
					1,599
Total Temporary Cash Investments (Cost $32,273)					32,274
Total Investments (99.9%) (Cost $3,475,667)					7,069,468
Other Assets and Liabilities-Net (0.1%)4					5,776
Net Assets (100%)					7,075,244

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $1,400,000 and cash of $110,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Tax-Managed Capital Appreciation Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,037,194	—	—
Temporary Cash Investments	30,675	1,599	—
Futures Contracts—Assets[1]	212	—	—
Total	7,068,081	1,599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	356	38,455	361

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Tax-Managed Capital Appreciation Fund

D. At September 30, 2016, the cost of investment securities for tax purposes was $3,475,667,000. Net unrealized appreciation of investment securities for tax purposes was $3,593,801,000, consisting of unrealized gains of $3,600,299,000 on securities that had risen in value since their purchase and $6,498,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (48.3%)
Consumer Discretionary (6.8%)
* Amazon.com Inc.	26,737	22,387
Home Depot Inc.	87,099	11,208
Comcast Corp. Class A	166,121	11,020
Walt Disney Co.	112,466	10,444
Wal-Mart Stores Inc.	105,249	7,591
McDonald's Corp.	59,574	6,872
* Priceline Group Inc.	3,654	5,377
Starbucks Corp.	91,726	4,966
Costco Wholesale Corp.	30,493	4,651
NIKE Inc. Class B	87,828	4,624
Time Warner Inc.	51,396	4,092
Lowe's Cos. Inc.	56,315	4,067
* Charter Communications Inc. Class A	13,061	3,526
* eBay Inc.	97,208	3,198
TJX Cos. Inc.	41,786	3,125
Ford Motor Co.	245,300	2,961
General Motors Co.	91,500	2,907
* Netflix Inc.	26,568	2,618
Target Corp.	37,045	2,544
Newell Brands Inc.	47,596	2,506
* O'Reilly Automotive Inc.	8,474	2,374
CBS Corp. Class B	43,013	2,355
Ross Stores Inc.	33,708	2,167
Yum! Brands Inc.	23,005	2,089
Marriott International Inc. Class A	29,828	2,008
Twenty-First Century Fox Inc. Class A	76,951	1,864
* AutoZone Inc.	2,377	1,826
* Tesla Motors Inc.	8,897	1,815
* Dollar Tree Inc.	20,651	1,630
Estee Lauder Cos. Inc. Class A	17,818	1,578
Dollar General Corp.	22,000	1,540
* MGM Resorts International	55,805	1,453
* Mohawk Industries Inc.	6,774	1,357
Domino's Pizza Inc.	8,920	1,355
Expedia Inc.	11,476	1,339
* DISH Network Corp. Class A	24,346	1,334
Las Vegas Sands Corp.	22,800	1,312
* Sirius XM Holdings Inc.	306,168	1,277
Advance Auto Parts Inc.	8,504	1,268
Lear Corp.	10,300	1,249
Fortune Brands Home & Security Inc.	19,825	1,152
Royal Caribbean Cruises Ltd.	15,347	1,150
L Brands Inc.	16,200	1,146
Carnival Corp.	23,150	1,130
DR Horton Inc.	37,242	1,125
News Corp. Class A	78,367	1,096
Thor Industries Inc.	12,600	1,067
Hilton Worldwide Holdings Inc.	46,050	1,056
Lennar Corp. Class A	23,803	1,008

CST Brands Inc.	20,266	975
Lamar Advertising Co. Class A	14,900	973
* Live Nation Entertainment Inc.	34,919	960
PVH Corp.	8,403	929
Hanesbrands Inc.	36,400	919
VF Corp.	16,100	902
Coach Inc.	24,420	893
Gentex Corp.	50,770	892
* NVR Inc.	537	881
* WABCO Holdings Inc.	7,496	851
Tractor Supply Co.	12,514	843
* Ulta Salon Cosmetics & Fragrance Inc.	3,464	824
* JC Penney Co. Inc.	88,753	818
Dunkin' Brands Group Inc.	15,292	796
Service Corp. International	29,400	780
Wyndham Worldwide Corp.	11,500	774
* Starz	24,498	764
Nordstrom Inc.	14,400	747
Macy's Inc.	19,394	719
* Chipotle Mexican Grill Inc. Class A	1,648	698
Twenty-First Century Fox Inc.	27,500	680
Harley-Davidson Inc.	12,290	646
* Discovery Communications Inc.	24,041	633
Wendy's Co.	57,670	623
* Madison Square Garden Co. Class A	3,585	607
Scripps Networks Interactive Inc. Class A	9,268	588
Best Buy Co. Inc.	15,300	584
Viacom Inc. Class A	13,401	574
Visteon Corp.	7,900	566
* Fitbit Inc. Class A	37,859	562
* CarMax Inc.	10,501	560
* TripAdvisor Inc.	8,791	555
* LKQ Corp.	15,632	554
Mattel Inc.	17,700	536
Harman International Industries Inc.	6,307	533
Dillard's Inc. Class A	8,053	507
Kohl's Corp.	11,385	498
John Wiley & Sons Inc. Class A	9,618	496
* Under Armour Inc. Class A	12,601	487
Wynn Resorts Ltd.	4,991	486
Brinker International Inc.	9,637	486
* Liberty SiriusXM Group	14,410	481
Delphi Automotive plc	6,300	449
Bed Bath & Beyond Inc.	10,100	435
* Michael Kors Holdings Ltd.	9,283	434
* Liberty SiriusXM Group	12,657	430
* Vista Outdoor Inc.	10,772	429
* Liberty Broadband Corp.	5,973	427
Omnicom Group Inc.	4,800	408
Polaris Industries Inc.	5,200	403
Gap Inc.	17,685	393
Foot Locker Inc.	5,700	386
* Liberty Ventures Class A	9,636	384
* Panera Bread Co. Class A	1,827	356
Hasbro Inc.	4,200	333
Signet Jewelers Ltd.	4,400	328
BorgWarner Inc.	8,952	315
Ralph Lauren Corp. Class A	3,073	311

* Liberty Broadband Corp. Class A	4,259	299
* lululemon athletica Inc.	4,692	286
Staples Inc.	33,000	282
* ServiceMaster Global Holdings Inc.	6,876	232
* Norwegian Cruise Line Holdings Ltd.	5,829	220
Williams-Sonoma Inc.	4,000	204
H&R Block Inc.	8,800	204
* Murphy USA Inc.	2,740	196
* Discovery Communications Inc. Class A	6,841	184
Viacom Inc. Class B	4,427	169
Tiffany & Co.	2,000	145
Darden Restaurants Inc.	2,300	141
* Pandora Media Inc.	9,798	140
* Sally Beauty Holdings Inc.	5,084	131
* Burlington Stores Inc.	1,500	122
Outfront Media Inc.	4,615	109
* Skechers U.S.A. Inc. Class A	4,674	107
Penske Automotive Group Inc.	2,200	106
Dick's Sporting Goods Inc.	1,800	102
AMERCO	300	97
* Hertz Global Holdings Inc.	2,248	90
* Michaels Cos. Inc.	3,094	75
GameStop Corp. Class A	2,600	72
* Toll Brothers Inc.	2,401	72
* Urban Outfitters Inc.	1,911	66
* Liberty Interactive Corp. QVC Group Class A	3,238	65
* Under Armour Inc.	1,811	61
* Cabela's Inc.	1,083	60
* AutoNation Inc.	1,101	54
* Tempur Sealy International Inc.	873	50
* Avis Budget Group Inc.	1,400	48
* Kate Spade & Co.	2,300	39
* AMC Networks Inc. Class A	573	30
Lennar Corp. Class B	680	23
Restaurant Brands International LP	189	8
		203,494
Consumer Staples (4.0%)
Procter & Gamble Co.	189,249	16,985
Coca-Cola Co.	259,064	10,964
Philip Morris International Inc.	108,249	10,524
PepsiCo Inc.	89,290	9,712
Altria Group Inc.	139,480	8,819
CVS Health Corp.	73,492	6,540
Mondelez International Inc. Class A	109,437	4,804
Colgate-Palmolive Co.	64,670	4,795
Walgreens Boots Alliance Inc.	58,078	4,682
Kraft Heinz Co.	39,259	3,514
Reynolds American Inc.	55,991	2,640
Kimberly-Clark Corp.	20,652	2,605
Constellation Brands Inc. Class A	12,887	2,145
Tyson Foods Inc. Class A	28,347	2,117
* Monster Beverage Corp.	12,617	1,852
Kroger Co.	58,600	1,739
General Mills Inc.	26,614	1,700
Molson Coors Brewing Co. Class B	14,200	1,559
Dr Pepper Snapple Group Inc.	16,632	1,519
Archer-Daniels-Midland Co.	35,973	1,517

McCormick & Co. Inc.	13,547	1,354
Ingredion Inc.	10,086	1,342
JM Smucker Co.	9,651	1,308
Church & Dwight Co. Inc.	26,510	1,270
Hershey Co.	13,200	1,262
Clorox Co.	10,000	1,252
Sysco Corp.	24,600	1,206
Hormel Foods Corp.	31,784	1,205
* WhiteWave Foods Co. Class A	21,615	1,176
Brown-Forman Corp. Class B	24,176	1,147
* Herbalife Ltd.	16,055	995
Mead Johnson Nutrition Co.	12,513	989
* Edgewell Personal Care Co.	10,211	812
* Rite Aid Corp.	94,214	724
Kellogg Co.	8,000	620
ConAgra Foods Inc.	11,700	551
* Blue Buffalo Pet Products Inc.	22,212	528
Bunge Ltd.	7,914	469
Whole Foods Market Inc.	16,000	454
* US Foods Holding Corp.	18,541	438
Pilgrim's Pride Corp.	17,141	362
Energizer Holdings Inc.	6,965	348
* Hain Celestial Group Inc.	5,900	210
* Post Holdings Inc.	1,700	131
Campbell Soup Co.	1,900	104
Flowers Foods Inc.	4,800	73
Casey's General Stores Inc.	200	24
		121,086
Energy (3.4%)
Exxon Mobil Corp.	287,415	25,085
Chevron Corp.	130,132	13,393
Schlumberger Ltd.	98,067	7,712
Occidental Petroleum Corp.	50,004	3,646
ConocoPhillips	82,212	3,574
EOG Resources Inc.	36,156	3,497
Halliburton Co.	59,825	2,685
Phillips 66	33,106	2,667
Kinder Morgan Inc.	111,800	2,586
Pioneer Natural Resources Co.	11,839	2,198
* Concho Resources Inc.	15,180	2,085
Anadarko Petroleum Corp.	31,992	2,027
* Continental Resources Inc.	32,628	1,695
Spectra Energy Corp.	37,300	1,594
Williams Cos. Inc.	48,200	1,481
EQT Corp.	20,297	1,474
Marathon Petroleum Corp.	34,482	1,400
Devon Energy Corp.	31,554	1,392
Cimarex Energy Co.	10,176	1,367
* Newfield Exploration Co.	30,018	1,304
Valero Energy Corp.	23,300	1,235
Baker Hughes Inc.	24,250	1,224
* FMC Technologies Inc.	35,915	1,066
Apache Corp.	15,338	980
* Southwestern Energy Co.	66,597	922
Marathon Oil Corp.	57,682	912
World Fuel Services Corp.	18,200	842
National Oilwell Varco Inc.	21,529	791

Hess Corp.	13,930	747
* Cheniere Energy Inc.	16,902	737
Noble Energy Inc.	20,398	729
Energen Corp.	12,130	700
Patterson-UTI Energy Inc.	30,402	680
ONEOK Inc.	13,184	677
Cabot Oil & Gas Corp.	25,804	666
Tesoro Corp.	7,200	573
* Dril-Quip Inc.	10,056	560
Helmerich & Payne Inc.	7,915	533
* RPC Inc.	30,307	509
Range Resources Corp.	13,046	505
Targa Resources Corp.	9,700	476
* Chesapeake Energy Corp.	51,300	322
HollyFrontier Corp.	12,392	304
* Antero Resources Corp.	10,320	278
CONSOL Energy Inc.	12,300	236
Superior Energy Services Inc.	13,113	235
* Diamondback Energy Inc.	2,410	233
Murphy Oil Corp.	7,300	222
Nabors Industries Ltd.	16,420	200
SM Energy Co.	4,400	170
* WPX Energy Inc.	12,644	167
* Transocean Ltd.	15,300	163
QEP Resources Inc.	7,200	141
* Parsley Energy Inc. Class A	3,900	131
* Gulfport Energy Corp.	4,567	129
* Whiting Petroleum Corp.	14,000	122
PBF Energy Inc. Class A	5,400	122
* Rice Energy Inc.	4,550	119
* Laredo Petroleum Inc.	6,190	80
Rowan Cos. plc Class A	4,300	65
* First Solar Inc.	1,400	55
* Weatherford International plc	8,300	47
* Kosmos Energy Ltd.	6,434	41
		102,508
Financial Services (9.2%)
* Berkshire Hathaway Inc. Class B	133,452	19,280
JPMorgan Chase & Co.	248,901	16,574
Wells Fargo & Co.	313,459	13,880
Visa Inc. Class A	131,515	10,876
Bank of America Corp.	694,380	10,867
Citigroup Inc.	200,498	9,470
Mastercard Inc. Class A	67,000	6,819
Goldman Sachs Group Inc.	32,535	5,247
Simon Property Group Inc.	23,528	4,871
American International Group Inc.	81,900	4,860
American Express Co.	60,659	3,885
American Tower Corporation	33,919	3,844
* PayPal Holdings Inc.	91,834	3,762
US Bancorp	82,400	3,534
Chubb Ltd.	25,685	3,227
Bank of New York Mellon Corp.	73,032	2,913
Charles Schwab Corp.	89,405	2,823
Morgan Stanley	83,360	2,673
Aon plc	23,740	2,671
BlackRock Inc.	7,312	2,650

MetLife Inc.	58,940	2,619
Public Storage	11,572	2,582
Crown Castle International Corp.	24,967	2,352
CME Group Inc.	22,095	2,309
Capital One Financial Corp.	31,592	2,269
Equity Residential	32,150	2,068
PNC Financial Services Group Inc.	22,900	2,063
Synchrony Financial	72,663	2,035
Allstate Corp.	28,400	1,965
* Fiserv Inc.	19,460	1,936
Equinix Inc.	5,196	1,872
Prudential Financial Inc.	22,812	1,863
AvalonBay Communities Inc.	10,200	1,814
Welltower Inc.	23,800	1,780
Boston Properties Inc.	12,781	1,742
Prologis Inc.	32,400	1,735
Equifax Inc.	12,788	1,721
SunTrust Banks Inc.	38,929	1,705
Fidelity National Information Services Inc.	21,481	1,655
Intercontinental Exchange Inc.	6,131	1,651
Vornado Realty Trust	16,000	1,619
Weyerhaeuser Co.	48,386	1,545
Moody's Corp.	14,200	1,538
Ventas Inc.	21,400	1,511
Travelers Cos. Inc.	13,189	1,511
State Street Corp.	21,369	1,488
Marsh & McLennan Cos. Inc.	22,000	1,480
Hartford Financial Services Group Inc.	34,200	1,464
* Markel Corp.	1,571	1,459
Loews Corp.	34,975	1,439
Realty Income Corp.	21,500	1,439
General Growth Properties Inc.	51,800	1,430
Progressive Corp.	44,997	1,417
First Republic Bank	18,276	1,409
Global Payments Inc.	18,028	1,384
* Arch Capital Group Ltd.	17,312	1,372
Discover Financial Services	24,229	1,370
Essex Property Trust Inc.	5,973	1,330
S&P Global Inc.	10,500	1,329
* Alleghany Corp.	2,311	1,213
Torchmark Corp.	18,622	1,190
MSCI Inc. Class A	14,134	1,186
Digital Realty Trust Inc.	11,800	1,146
Zions Bancorporation	36,933	1,146
* E*TRADE Financial Corp.	38,848	1,131
American Homes 4 Rent Class A	52,135	1,128
Federal Realty Investment Trust	7,319	1,127
HCP Inc.	29,600	1,123
SL Green Realty Corp.	10,359	1,120
Equity LifeStyle Properties Inc.	14,273	1,102
Nasdaq Inc.	15,873	1,072
Ameriprise Financial Inc.	10,680	1,066
Extra Space Storage Inc.	13,300	1,056
Comerica Inc.	22,300	1,055
* SVB Financial Group	9,475	1,047
Aflac Inc.	14,400	1,035
* CBRE Group Inc. Class A	36,893	1,032
KeyCorp	84,218	1,025

Assurant Inc.	11,000	1,015
FactSet Research Systems Inc.	6,219	1,008
Annaly Capital Management Inc.	95,200	1,000
WR Berkley Corp.	17,293	999
Forest City Realty Trust Inc. Class A	42,832	991
RenaissanceRe Holdings Ltd.	8,218	987
* Howard Hughes Corp.	8,540	978
Total System Services Inc.	20,700	976
* Signature Bank	8,180	969
Reinsurance Group of America Inc. Class A	8,970	968
White Mountains Insurance Group Ltd.	1,166	968
Douglas Emmett Inc.	26,334	965
* Equity Commonwealth	31,686	958
SEI Investments Co.	20,547	937
Unum Group	25,927	915
Regions Financial Corp.	90,215	890
Kilroy Realty Corp.	12,789	887
Huntington Bancshares Inc.	89,700	884
Everest Re Group Ltd.	4,600	874
Empire State Realty Trust Inc.	41,657	873
Apartment Investment & Management Co.	18,776	862
Commerce Bancshares Inc.	17,312	853
Brown & Brown Inc.	22,461	847
Popular Inc.	21,800	833
* Alliance Data Systems Corp.	3,804	816
East West Bancorp Inc.	22,169	814
CBOE Holdings Inc.	12,400	804
Synovus Financial Corp.	24,642	802
Post Properties Inc.	12,000	794
Assured Guaranty Ltd.	28,594	793
Fifth Third Bancorp	38,275	783
Dun & Bradstreet Corp.	5,700	779
Lincoln National Corp.	16,530	777
TD Ameritrade Holding Corp.	21,961	774
Taubman Centers Inc.	10,300	766
First Horizon National Corp.	49,640	756
Associated Banc-Corp	37,727	739
Host Hotels & Resorts Inc.	46,699	727
* First Data Corp. Class A	54,524	718
Macerich Co.	8,800	712
Franklin Resources Inc.	19,575	696
Morningstar Inc.	8,688	689
Interactive Brokers Group Inc.	19,320	681
* Western Alliance Bancorp	18,139	681
Tanger Factory Outlet Centers Inc.	17,300	674
Raymond James Financial Inc.	11,434	666
* Zillow Group Inc.	19,096	662
TFS Financial Corp.	36,600	652
TCF Financial Corp.	42,000	609
American Capital Agency Corp.	29,900	584
Hanover Insurance Group Inc.	7,614	574
Jones Lang LaSalle Inc.	5,012	570
* Credit Acceptance Corp.	2,786	560
Kimco Realty Corp.	19,200	556
Allied World Assurance Co. Holdings AG	13,344	539
* Affiliated Managers Group Inc.	3,684	533
Brixmor Property Group Inc.	19,000	528
DDR Corp.	29,107	507

Ally Financial Inc.	24,954	486
Legg Mason Inc.	14,354	481
* Square Inc.	40,688	474
* FleetCor Technologies Inc.	2,491	433
* OneMain Holdings Inc. Class A	11,013	341
Retail Properties of America Inc.	19,700	331
Invesco Ltd.	9,900	310
CNA Financial Corp.	8,693	299
New York Community Bancorp Inc.	19,700	280
BOK Financial Corp.	4,040	279
ProAssurance Corp.	5,000	262
National Retail Properties Inc.	5,100	259
Iron Mountain Inc.	6,800	255
BB&T Corp.	5,800	219
NorthStar Realty Finance Corp.	14,900	196
M&T Bank Corp.	1,600	186
Principal Financial Group Inc.	3,600	185
Lazard Ltd. Class A	5,025	183
Leucadia National Corp.	8,733	166
FNF Group	4,447	164
Northern Trust Corp.	2,400	163
UDR Inc.	4,300	155
* TransUnion	4,475	154
* Vantiv Inc. Class A	2,583	145
Thomson Reuters Corp.	3,400	141
* CoreLogic Inc.	3,411	134
Communications Sales & Leasing Inc.	3,900	122
American Campus Communities Inc.	2,400	122
* Patheon NV	4,115	122
Omega Healthcare Investors Inc.	3,400	121
Two Harbors Investment Corp.	14,000	119
Corrections Corp. of America	8,500	118
* WEX Inc.	901	97
Hospitality Properties Trust	3,122	93
Spirit Realty Capital Inc.	6,100	81
Citizens Financial Group Inc.	3,200	79
Starwood Property Trust Inc.	3,500	79
Paramount Group Inc.	4,666	76
VEREIT Inc.	5,500	57
* SLM Corp.	6,800	51
XL Group Ltd.	1,300	44
* Santander Consumer USA Holdings Inc.	3,500	43
Gaming and Leisure Properties Inc.	900	30
Voya Financial Inc.	800	23
Cullen/Frost Bankers Inc.	200	14
People's United Financial Inc.	400	6
		276,926
Health Care (6.7%)
Johnson & Johnson	190,244	22,474
Pfizer Inc.	420,487	14,242
Merck & Co. Inc.	191,421	11,947
Amgen Inc.	54,555	9,100
Medtronic plc	99,010	8,554
UnitedHealth Group Inc.	60,413	8,458
AbbVie Inc.	115,054	7,256
Gilead Sciences Inc.	86,074	6,810
Bristol-Myers Squibb Co.	115,560	6,231

* Celgene Corp.	55,424	5,793
Eli Lilly & Co.	66,700	5,353
* Allergan plc	21,290	4,903
* Biogen Inc.	15,363	4,809
Thermo Fisher Scientific Inc.	27,567	4,385
Abbott Laboratories	92,100	3,895
* Express Scripts Holding Co.	48,031	3,388
Danaher Corp.	38,251	2,999
* Boston Scientific Corp.	117,541	2,797
Stryker Corp.	22,549	2,625
Aetna Inc.	22,455	2,592
Cigna Corp.	19,741	2,573
* Regeneron Pharmaceuticals Inc.	5,614	2,257
McKesson Corp.	13,436	2,240
* HCA Holdings Inc.	28,631	2,165
Zoetis Inc.	39,980	2,079
Anthem Inc.	16,126	2,021
Humana Inc.	10,600	1,875
Zimmer Biomet Holdings Inc.	13,970	1,816
* Cerner Corp.	28,528	1,762
St. Jude Medical Inc.	22,035	1,758
Baxter International Inc.	35,100	1,671
CR Bard Inc.	7,165	1,607
* Laboratory Corp. of America Holdings	11,372	1,563
* Edwards Lifesciences Corp.	12,966	1,563
* Intuitive Surgical Inc.	2,144	1,554
* Vertex Pharmaceuticals Inc.	17,755	1,548
* Illumina Inc.	8,400	1,526
Agilent Technologies Inc.	30,407	1,432
* Alexion Pharmaceuticals Inc.	11,486	1,407
Cooper Cos. Inc.	7,563	1,356
Universal Health Services Inc. Class B	10,847	1,337
Becton Dickinson and Co.	7,358	1,322
* DaVita Inc.	19,545	1,291
AmerisourceBergen Corp. Class A	14,706	1,188
* Mylan NV	31,050	1,184
Dentsply Sirona Inc.	19,508	1,159
* BioMarin Pharmaceutical Inc.	11,600	1,073
Cardinal Health Inc.	13,745	1,068
* Incyte Corp.	11,200	1,056
PerkinElmer Inc.	17,800	999
* QIAGEN NV	32,000	878
* Varian Medical Systems Inc.	8,726	869
* Quintiles IMS Holdings Inc.	10,600	859
Perrigo Co. plc	9,000	831
Hill-Rom Holdings Inc.	13,022	807
Bio-Techne Corp.	7,000	767
Quest Diagnostics Inc.	8,019	679
* OPKO Health Inc.	62,981	667
* Premier Inc. Class A	20,435	661
Patterson Cos. Inc.	13,300	611
* Centene Corp.	7,463	500
* Mallinckrodt plc	7,075	494
* Charles River Laboratories International Inc.	5,500	458
* Alkermes plc	9,200	433
* United Therapeutics Corp.	3,218	380
* DexCom Inc.	4,119	361
* Alnylam Pharmaceuticals Inc.	4,564	309

* Ionis Pharmaceuticals Inc.	7,783	285
* Endo International plc	12,800	258
* IDEXX Laboratories Inc.	2,255	254
* Seattle Genetics Inc.	4,692	253
* Tenet Healthcare Corp.	10,525	239
* Henry Schein Inc.	1,364	222
* Alere Inc.	4,900	212
* Hologic Inc.	5,193	202
* Neurocrine Biosciences Inc.	3,900	198
* Akorn Inc.	6,834	186
* Intercept Pharmaceuticals Inc.	1,127	185
* ACADIA Pharmaceuticals Inc.	5,800	185
* Align Technology Inc.	1,810	170
ResMed Inc.	2,500	162
* Intrexon Corp.	4,638	130
* VCA Inc.	1,809	127
* athenahealth Inc.	945	119
* Juno Therapeutics Inc.	3,646	109
* Agios Pharmaceuticals Inc.	1,819	96
* MEDNAX Inc.	1,373	91
* Allscripts Healthcare Solutions Inc.	6,694	88
* Veeva Systems Inc. Class A	1,938	80
* Brookdale Senior Living Inc.	2,500	44
* LifePoint Health Inc.	655	39
Bruker Corp.	1,500	34
* ABIOMED Inc.	200	26
		200,619
Materials & Processing (1.7%)
EI du Pont de Nemours & Co.	57,228	3,833
Dow Chemical Co.	72,487	3,757
Monsanto Co.	27,533	2,814
Newmont Mining Corp.	63,066	2,478
Ecolab Inc.	17,900	2,179
Sherwin-Williams Co.	6,460	1,787
Air Products & Chemicals Inc.	11,600	1,744
Vulcan Materials Co.	14,744	1,677
LyondellBasell Industries NV Class A	20,438	1,648
PPG Industries Inc.	15,100	1,561
Praxair Inc.	12,852	1,553
Freeport-McMoRan Inc.	132,228	1,436
Ingersoll-Rand plc	20,400	1,386
Ball Corp.	15,418	1,263
Martin Marietta Materials Inc.	6,786	1,215
* Crown Holdings Inc.	20,469	1,169
Valspar Corp.	10,800	1,146
Lennox International Inc.	6,900	1,083
Celanese Corp. Class A	16,040	1,068
International Paper Co.	21,443	1,029
Sealed Air Corp.	21,500	985
Eagle Materials Inc.	12,400	958
Valmont Industries Inc.	6,711	903
Albemarle Corp.	10,400	889
Alcoa Inc.	84,500	857
Southern Copper Corp.	31,500	828
NewMarket Corp.	1,820	781
WR Grace & Co.	10,292	760
Hexcel Corp.	16,800	744

Owens Corning	13,800	737
* Ashland Global Holdings Inc.	6,198	719
* Owens-Illinois Inc.	34,798	640
WestRock Co.	12,660	614
Reliance Steel & Aluminum Co.	7,600	547
Silgan Holdings Inc.	10,642	538
Mosaic Co.	19,630	480
* Armstrong World Industries Inc.	10,403	430
FMC Corp.	8,798	425
Scotts Miracle-Gro Co. Class A	5,042	420
Westlake Chemical Corp.	7,800	417
CF Industries Holdings Inc.	16,059	391
Nucor Corp.	7,400	366
Acuity Brands Inc.	900	238
Royal Gold Inc.	2,800	217
Fastenal Co.	4,725	197
* Axalta Coating Systems Ltd.	6,954	197
Eastman Chemical Co.	2,640	179
United States Steel Corp.	8,000	151
* USG Corp.	5,000	129
Tahoe Resources Inc.	9,100	117
* Berry Plastics Group Inc.	1,715	75
Packaging Corp. of America	700	57
		51,812
Producer Durables (5.0%)
General Electric Co.	615,521	18,232
3M Co.	37,300	6,573
United Technologies Corp.	57,076	5,799
Union Pacific Corp.	56,950	5,554
Honeywell International Inc.	47,200	5,503
Boeing Co.	41,320	5,444
Accenture plc Class A	38,300	4,679
United Parcel Service Inc. Class B	38,100	4,167
Lockheed Martin Corp.	17,092	4,097
FedEx Corp.	21,536	3,762
Caterpillar Inc.	32,975	2,927
Automatic Data Processing Inc.	26,574	2,344
Delta Air Lines Inc.	59,300	2,334
* Johnson Controls International plc	49,851	2,320
Southwest Airlines Co.	54,517	2,120
Emerson Electric Co.	34,300	1,870
* United Continental Holdings Inc.	34,459	1,808
Norfolk Southern Corp.	18,100	1,757
Eaton Corp. plc	26,700	1,754
Raytheon Co.	12,849	1,749
CSX Corp.	54,400	1,659
* TransDigm Group Inc.	5,676	1,641
Roper Technologies Inc.	8,710	1,589
General Dynamics Corp.	10,191	1,581
* Verisk Analytics Inc. Class A	18,685	1,519
Deere & Co.	17,500	1,494
Northrop Grumman Corp.	6,600	1,412
Xylem Inc.	26,439	1,387
Cintas Corp.	12,170	1,370
* Waters Corp.	8,218	1,302
Textron Inc.	32,211	1,280
* Mettler-Toledo International Inc.	3,020	1,268

Cummins Inc.	9,721	1,246
AO Smith Corp.	12,100	1,195
Wabtec Corp.	14,465	1,181
Huntington Ingalls Industries Inc.	7,469	1,146
Nordson Corp.	11,450	1,141
Rockwell Collins Inc.	13,500	1,139
Expeditors International of Washington Inc.	21,466	1,106
IDEX Corp.	11,729	1,097
AMETEK Inc.	22,900	1,094
CH Robinson Worldwide Inc.	15,511	1,093
Kansas City Southern	11,600	1,083
Fortive Corp.	20,625	1,050
* Jacobs Engineering Group Inc.	20,195	1,045
BWX Technologies Inc.	26,319	1,010
Allegion plc	14,433	995
Oshkosh Corp.	17,747	994
Toro Co.	21,036	985
JB Hunt Transport Services Inc.	12,010	975
Carlisle Cos. Inc.	9,400	964
* Spirit AeroSystems Holdings Inc. Class A	20,628	919
* Quanta Services Inc.	32,695	915
WW Grainger Inc.	3,982	895
Landstar System Inc.	13,035	887
Fluor Corp.	16,458	845
Illinois Tool Works Inc.	7,000	839
Republic Services Inc. Class A	16,510	833
Orbital ATK Inc.	10,586	807
FLIR Systems Inc.	25,500	801
AGCO Corp.	15,837	781
* Manitowoc Foodservice Inc.	46,690	757
American Airlines Group Inc.	20,567	753
* AECOM	24,734	735
* HD Supply Holdings Inc.	22,965	734
ITT Inc.	20,469	734
PACCAR Inc.	12,200	717
* United Rentals Inc.	8,891	698
Flowserve Corp.	14,313	690
Lincoln Electric Holdings Inc.	10,723	671
Pentair plc	10,087	648
Air Lease Corp. Class A	22,500	643
Stanley Black & Decker Inc.	4,927	606
* Copart Inc.	11,159	598
KBR Inc.	38,382	581
B/E Aerospace Inc.	10,890	563
Robert Half International Inc.	14,500	549
Paychex Inc.	9,300	538
Donaldson Co. Inc.	13,286	496
L-3 Communications Holdings Inc.	3,289	496
Trinity Industries Inc.	19,100	462
* Stericycle Inc.	5,198	417
National Instruments Corp.	14,511	412
ManpowerGroup Inc.	5,650	408
MSC Industrial Direct Co. Inc. Class A	5,300	389
Xerox Corp.	36,155	366
Copa Holdings SA Class A	4,039	355
* WESCO International Inc.	5,246	323
* Keysight Technologies Inc.	9,503	301
* Clean Harbors Inc.	6,021	289

Chicago Bridge & Iron Co. NV	8,058	226
Covanta Holding Corp.	14,400	222
* Middleby Corp.	1,528	189
Alaska Air Group Inc.	2,800	184
Macquarie Infrastructure Corp.	2,200	183
Waste Management Inc.	2,700	172
* Old Dominion Freight Line Inc.	2,437	167
Regal Beloit Corp.	2,800	167
* Trimble Inc.	4,473	128
* CoStar Group Inc.	582	126
* Spirit Airlines Inc.	2,859	122
* Colfax Corp.	3,531	111
Ryder System Inc.	1,400	92
* JetBlue Airways Corp.	5,349	92
* Zebra Technologies Corp.	1,282	89
* Genpact Ltd.	3,249	78
Terex Corp.	2,800	71
Lexmark International Inc. Class A	1,300	52
* Kirby Corp.	601	37
* Genesee & Wyoming Inc. Class A	419	29
* Herc Holdings Inc.	749	25
		149,847
Technology (8.7%)
Apple Inc.	379,315	42,882
Microsoft Corp.	527,756	30,399
* Facebook Inc. Class A	155,288	19,919
* Alphabet Inc. Class A	21,628	17,390
* Alphabet Inc. Class C	19,624	15,254
Intel Corp.	333,500	12,590
Cisco Systems Inc.	346,315	10,985
International Business Machines Corp.	61,403	9,754
Oracle Corp.	216,590	8,508
QUALCOMM Inc.	97,675	6,691
Texas Instruments Inc.	64,046	4,495
Broadcom Ltd.	24,281	4,189
* Adobe Systems Inc.	37,396	4,059
* salesforce.com Inc.	48,723	3,475
NVIDIA Corp.	50,100	3,433
* Yahoo! Inc.	67,022	2,889
Hewlett Packard Enterprise Co.	124,273	2,827
Applied Materials Inc.	91,880	2,770
Activision Blizzard Inc.	47,560	2,107
Intuit Inc.	19,124	2,104
* Cognizant Technology Solutions Corp. Class A	39,715	1,895
Amphenol Corp. Class A	27,542	1,788
HP Inc.	113,473	1,762
Corning Inc.	71,577	1,693
* Electronic Arts Inc.	19,455	1,661
* Autodesk Inc.	22,567	1,632
Motorola Solutions Inc.	19,028	1,451
* LinkedIn Corp. Class A	7,500	1,433
Lam Research Corp.	14,800	1,402
* Citrix Systems Inc.	16,028	1,366
Analog Devices Inc.	18,996	1,224
* Synopsys Inc.	20,082	1,192
Symantec Corp.	46,939	1,178
Xilinx Inc.	21,429	1,164

Skyworks Solutions Inc.	15,100	1,150
Western Digital Corp.	19,616	1,147
* Cadence Design Systems Inc.	43,738	1,117
CDK Global Inc.	19,458	1,116
* Micron Technology Inc.	61,500	1,093
Dolby Laboratories Inc. Class A	19,500	1,059
Ingram Micro Inc.	28,100	1,002
Juniper Networks Inc.	41,600	1,001
* VeriSign Inc.	12,392	970
* SBA Communications Corp. Class A	8,611	966
* NCR Corp.	28,701	924
Teradyne Inc.	41,000	885
* Twitter Inc.	38,004	876
Amdocs Ltd.	14,500	839
DST Systems Inc.	7,030	829
Avnet Inc.	19,900	817
* IMS Health Holdings Inc.	25,628	803
Computer Sciences Corp.	15,000	783
* CommScope Holding Co. Inc.	25,509	768
Sabre Corp.	27,200	766
* Palo Alto Networks Inc.	4,764	759
IAC/InterActiveCorp	11,100	693
* ServiceNow Inc.	8,282	656
* GoDaddy Inc. Class A	15,859	548
* Akamai Technologies Inc.	10,183	540
Brocade Communications Systems Inc.	55,900	516
* Black Knight Financial Services Inc. Class A	12,162	497
* First Hawaiian Inc.	17,876	480
* Match Group Inc.	26,326	468
NetApp Inc.	13,071	468
KLA-Tencor Corp.	6,700	467
* Qorvo Inc.	8,229	459
Leidos Holdings Inc.	10,350	448
Linear Technology Corp.	7,300	433
CSRA Inc.	15,000	404
* ON Semiconductor Corp.	32,701	403
* Workday Inc. Class A	4,082	374
* Dell Technologies Inc - VMware Inc	7,657	366
Harris Corp.	3,900	357
* Red Hat Inc.	4,392	355
* ARRIS International plc	10,424	295
* Teradata Corp.	9,030	280
* Splunk Inc.	4,128	242
* Arrow Electronics Inc.	3,482	223
Maxim Integrated Products Inc.	5,500	220
* Groupon Inc. Class A	32,539	168
* F5 Networks Inc.	1,336	167
CA Inc.	5,007	166
* VMware Inc. Class A	2,201	161
Marvell Technology Group Ltd.	11,400	151
* NetSuite Inc.	1,246	138
* Cree Inc.	5,113	132
Microchip Technology Inc.	2,051	127
* Fortinet Inc.	3,338	123
* Rackspace Hosting Inc.	3,357	106
* Nuance Communications Inc.	6,858	99
* Zynga Inc. Class A	30,672	89
* Gartner Inc.	946	84

* Arista Networks Inc.	982	84
* Tableau Software Inc. Class A	1,510	83
* EchoStar Corp. Class A	1,746	77
* Ultimate Software Group Inc.	364	74
* ANSYS Inc.	664	61
* PTC Inc.	1,365	60
* Yelp Inc. Class A	1,367	57
* IPG Photonics Corp.	627	52
* Tyler Technologies Inc.	300	51
* Atlassian Corp. plc Class A	1,239	37
* CommerceHub Inc.	1,927	31
* FireEye Inc.	1,440	21
* Inovalon Holdings Inc. Class A	1,184	17
* CommerceHub Inc. Class A	963	15
		259,854
Utilities (2.8%)
AT&T Inc.	420,889	17,092
Verizon Communications Inc.	274,013	14,243
Duke Energy Corp.	57,430	4,597
NextEra Energy Inc.	35,197	4,305
Southern Co.	71,630	3,675
Dominion Resources Inc.	48,508	3,603
American Electric Power Co. Inc.	40,500	2,600
PG&E Corp.	40,935	2,504
Exelon Corp.	65,800	2,190
Sempra Energy	19,829	2,125
Consolidated Edison Inc.	22,400	1,687
WEC Energy Group Inc.	27,832	1,667
Public Service Enterprise Group Inc.	37,900	1,587
American Water Works Co. Inc.	19,828	1,484
PPL Corp.	40,300	1,393
* Level 3 Communications Inc.	29,575	1,372
* T-Mobile US Inc.	28,700	1,341
Edison International	18,117	1,309
AES Corp.	90,069	1,157
UGI Corp.	24,978	1,130
NiSource Inc.	46,200	1,114
FirstEnergy Corp.	29,700	982
Aqua America Inc.	30,878	941
Alliant Energy Corp.	24,226	928
Xcel Energy Inc.	21,000	864
CMS Energy Corp.	20,227	850
OGE Energy Corp.	26,686	844
ITC Holdings Corp.	17,010	791
* Sprint Corp.	114,274	758
Telephone & Data Systems Inc.	26,130	710
CenturyLink Inc.	24,800	680
* Calpine Corp.	53,807	680
* United States Cellular Corp.	16,115	586
NRG Energy Inc.	40,924	459
CenterPoint Energy Inc.	16,000	372
National Fuel Gas Co.	5,771	312
Entergy Corp.	3,800	292
Westar Energy Inc. Class A	4,900	278
Ameren Corp.	5,600	275
MDU Resources Group Inc.	9,950	253
Piedmont Natural Gas Co. Inc.	4,100	246

Avangrid Inc.			4,545	190
Eversource Energy			3,200	173
DTE Energy Co.			1,700	159
				84,798
Total Common Stocks (Cost $932,353)				1,450,944
			Face
		Maturity	Amount
	Coupon	Date	($000)
Tax-Exempt Municipal Bonds (51.9%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	565
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	443
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	524
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	524
1 Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/24	1,175	1,455
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,000	1,110
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	566
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	380
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	565	692
				6,259
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	582
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,943
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,616
				4,141
Arizona (1.3%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	833
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/36	1,000	1,220
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,545
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/18 (Prere.)	100	109
Arizona COP	5.000%	10/1/18 (4)	500	540
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	525
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	544
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,111
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,648
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,420
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,523
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	516

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	574
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	608
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,429
Chandler AZ GO	5.000%	7/1/23	1,000	1,245
Chandler AZ GO	5.000%	7/1/27	1,000	1,320
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	373
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,177
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	975
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,574
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	342
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,500	3,115
Phoenix AZ GO	5.000%	7/1/26	1,000	1,303
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	573
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,262
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,276
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	817
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	591
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,409
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,073
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	651
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	554
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	592
				40,367
Arkansas (0.2%)
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29	1,000	1,238
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	400	404
University of Arkansas Revenue	5.000%	11/1/21	750	889
University of Arkansas Revenue	5.000%	11/1/24	750	947
University of Arkansas Revenue	5.000%	11/1/30	725	913
				4,391
California (6.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	586
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	892
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/17 (Prere.)	200	209
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	448
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	1,002

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	573
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	597
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,208
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	750	755
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.440%	4/1/20	1,000	996
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,529
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.540%	4/1/21	1,000	995
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.740%	5/1/23	1,000	1,000
Brea CA Public Financing Authority Tax
Allocation Revenue	7.000%	9/1/23	1,105	1,133
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	512
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	176
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	533
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	658
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,154
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	513
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	500	642
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	20	21
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	418
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	118
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	556
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	556
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	352
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	207
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	618
California GO	5.000%	11/1/16	350	351
California GO	5.000%	3/1/17	500	509
California GO	5.000%	6/1/17 (Prere.)	500	514
California GO	5.000%	6/1/17 (Prere.)	195	201
California GO	5.000%	6/1/17 (Prere.)	185	190
California GO	5.000%	6/1/17 (Prere.)	305	314
California GO	5.000%	6/1/17 (Prere.)	185	190
California GO	6.000%	4/1/18	500	539
California GO	5.000%	9/1/18	1,905	2,056
California GO	5.000%	11/1/18 (14)	500	523
California GO	5.000%	2/1/20	500	567
California GO	5.000%	10/1/20	2,000	2,315
California GO	5.000%	9/1/21	500	594

California GO	5.000%	10/1/21	250	250
California GO	5.000%	12/1/22	1,635	2,003
California GO	5.000%	11/1/23	1,155	1,440
California GO	5.000%	9/1/25	1,560	2,006
California GO	5.000%	12/1/25	1,000	1,246
California GO	5.500%	3/1/26	500	533
California GO	4.500%	8/1/27	85	86
California GO	5.000%	2/1/28	690	839
California GO	4.500%	8/1/28 (2)	725	734
California GO	5.750%	4/1/29	500	559
California GO	5.000%	9/1/29	495	532
California GO	5.000%	10/1/29	3,500	3,708
California GO	5.000%	11/1/29	1,700	2,092
California GO	5.250%	3/1/30	500	567
California GO	5.000%	9/1/30	1,000	1,182
California GO	5.250%	9/1/30	500	597
California GO	5.000%	2/1/32	500	592
California GO	5.000%	10/1/32	1,875	2,320
California GO	4.000%	9/1/33	2,000	2,258
California GO	4.000%	9/1/35	1,000	1,124
California GO PUT	4.000%	12/1/17	2,400	2,450
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,050	1,284
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	518
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,164
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	376
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,090	1,296
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,117
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	585
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	118
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	656
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.850%	10/3/16 LOC	3,400	3,400
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,200
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	580
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	7/1/37	1,000	1,028
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,209

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,200
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,241
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	362
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	297
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	100
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	40
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	212
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	77
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	132
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,104
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,149
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,193
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	410
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	300	334
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	500	562
California State University Systemwide Revenue	5.000%	11/1/19	1,000	1,126
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,202
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,252
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,448
California State University Systemwide Revenue
PUT	3.000%	11/1/19	1,000	1,050
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	3.000%	11/15/16	250	251
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	285
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	476
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,187
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,041
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	974
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,186
Citrus CA Community College District GO	0.000%	8/1/34	1,000	848
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,217

Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,218
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,149
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,216
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,267
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,821
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,805
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	401
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	82
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	395
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,112
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	538
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,221
Los Angeles CA Community College District GO	5.000%	8/1/29	1,300	1,622
Los Angeles CA Community College District GO	3.000%	7/1/31	1,000	1,047
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,133
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	571
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	557
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,000	1,227
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/17 (Prere.)	1,175	1,187
Los Angeles CA Unified School District GO	4.750%	7/1/17 (Prere.)	1,475	1,518
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,882
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	650	670
Los Angeles CA Unified School District GO	5.000%	7/1/19	1,000	1,112
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,956
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,578
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,542
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	556
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	765
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	556
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	556
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	551
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	623
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	596
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,717
Los Angeles County CA Unified School District
GO	5.000%	7/1/25	1,910	2,470
Los Angeles County CA Unified School District
GO	5.000%	7/1/26	1,680	2,206
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	691

2 Metropolitan Water District of Southern
California Revenue PUT	1.220%	3/27/18	1,585	1,584
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,382
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	437
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	597
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,930
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,344
Otay CA Water District (Capital Project) COP
VRDO	0.820%	10/7/16 LOC	3,810	3,810
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,637
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	889
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	800
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	421
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,278
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,214
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,243
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,420
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	163
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	291
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	914
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	195	210
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	305	328
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	568
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	539
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	559
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	729
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	592
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,229
San Diego CA Community College District GO	5.000%	8/1/31	500	583
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	553
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	580
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	1,095	1,402
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	1,000	1,263
San Diego CA Unified School District GO	0.000%	7/1/27	500	383
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,444
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	677
San Diego CA Unified School District GO	0.000%	7/1/28	500	370
San Diego CA Unified School District GO	0.000%	7/1/29	500	354

San Diego CA Unified School District GO	0.000%	7/1/30	100	68
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	567
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	664
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,267
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,907
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	399
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	575
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	555
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	269
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	578
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	588
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,228
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,483
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,055
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,014
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	767
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,306
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,124
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	1,000	1,035
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,256
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/32	2,000	2,112
University of California Revenue	5.000%	5/15/17 (Prere.)	500	518
University of California Revenue	5.000%	5/15/23	1,000	1,178
University of California Revenue	5.000%	5/15/28	1,000	1,268
University of California Revenue	5.000%	5/15/28	1,000	1,230
University of California Revenue	4.000%	5/15/33	1,000	1,125
University of California Revenue PUT	5.000%	5/15/23	3,625	4,496
				201,985
Colorado (0.6%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34	1,435	1,747
Adams County CO COP	5.000%	12/1/31	650	791
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	367
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	587

Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,207
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,814
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	569
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,685
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	605
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	577
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	495
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,606
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	857
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,126
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,125
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,010	1,145
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,128
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	596
				19,027
Connecticut (0.4%)
Connecticut GO	5.000%	11/1/16	410	411
Connecticut GO	5.000%	4/15/21	500	579
Connecticut GO	5.000%	11/15/22	1,935	2,323
Connecticut GO	5.000%	4/15/24	500	594
Connecticut GO	5.000%	9/1/26	1,000	1,223
Connecticut GO	5.000%	4/15/28	500	585
Connecticut GO	5.000%	3/1/32	2,950	3,471
Connecticut GO	5.000%	10/15/32	705	825
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	569
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,225
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	540
University of Connecticut GO	5.000%	2/15/27	635	783
				13,128
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	658
Delaware GO	5.000%	7/1/20	600	690
Delaware GO	5.000%	10/1/20	700	812
				2,160
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	524
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,202
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	775
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	564
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	569
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/27	1,000	1,251

Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	573
				5,458
Florida (2.2%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,204
Broward County FL Airport System Revenue	5.000%	10/1/28	400	467
Broward County FL Airport System Revenue	5.375%	10/1/29	500	560
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,234
1 Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,109
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	448
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,335
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,118
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	512
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,540	1,650
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17 (Prere.)	500	519
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,757
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	244
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,110	1,271
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,496
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	883
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,178
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	558
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,505
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	741
Florida Department of Transportation GO	5.000%	7/1/19	545	606
Florida Department of Transportation GO	5.000%	7/1/19	1,790	1,990
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,501
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	556
Florida Turnpike Authority Revenue	5.000%	7/1/24	1,500	1,885
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,912
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,097
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	71
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	30
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	594
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	580
Jacksonville FL Special Revenue	5.000%	10/1/32	500	599
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	1,006
1 Lee County FL School Board COP	5.000%	8/1/32	1,795	2,176

Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,202
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,208
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	565
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	664
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,216
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,410
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,194
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	642
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,305
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	115
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,831
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,204
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	590
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	521
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,863
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	544
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	563
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	749
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,119
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	653
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,863
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,810
Polk County FL Constitutional Fuel Tax
Revenue	5.000%	12/1/16 (Prere.)	590	594
Port St. Lucie FL Utility Revenue	5.000%	9/1/26	795	1,018
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	970
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,221
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	238
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,772
Tampa FL Hospital Revenue	5.000%	7/1/23	750	878
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,415
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	612
				65,941

Georgia (0.9%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,116
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,411
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,224
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,595
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	696
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	502
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	485
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	590
Georgia GO	5.750%	8/1/17	500	521
Georgia GO	5.000%	2/1/20	1,375	1,560
Georgia GO	5.000%	2/1/21	1,155	1,353
Georgia GO	5.000%	7/1/22	500	556
Georgia GO	5.000%	5/1/25	500	551
Georgia GO	4.000%	7/1/25	1,135	1,375
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	668
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	507
Gwinnett County GA School District GO	5.000%	2/1/28	500	630
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	106
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	395	423
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	562
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	457
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/32	1,590	1,985
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,350
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,000	1,089
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,000	1,265
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,780
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	381
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	531
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/22	630	769
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	558
				27,596
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,201
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,500
Guam International Airport Authority Revenue	5.000%	10/1/21	350	405
				3,106
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	276

Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	342
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	469
Hawaii GO	5.000%	4/1/17 (Prere.)	55	56
Hawaii GO	5.000%	4/1/17 (Prere.)	445	455
Hawaii GO	5.000%	6/1/19 (Prere.)	285	316
Hawaii GO	5.000%	6/1/19 (Prere.)	215	238
Hawaii GO	5.000%	12/1/21	375	447
Hawaii GO	5.000%	8/1/24	1,765	2,227
Hawaii GO	5.000%	8/1/25	1,500	1,896
Hawaii GO	5.000%	10/1/25	1,445	1,856
Hawaii GO	5.000%	12/1/29	500	583
Hawaii GO	4.000%	4/1/30	1,500	1,719
1 Hawaii GO	4.000%	10/1/30	1,250	1,441
Hawaii GO	4.000%	4/1/31	1,000	1,139
Hawaii Highway Revenue	4.000%	1/1/23	1,000	1,162
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	633
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	516
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,367
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,270
Honolulu HI City & County GO	5.000%	12/1/30	310	358
Honolulu HI City & County GO	5.250%	8/1/31	500	593
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,478
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,472
University of Hawaii Revenue	5.000%	10/1/27	500	555
				24,864
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	116

Illinois (2.5%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	800
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	302
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	224
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	554
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,409
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	103
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	531
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	531
Chicago IL Board of Education GO	7.000%	12/1/26	500	538
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	51
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	932
Chicago IL GO	5.000%	12/1/16 (2)	500	502
Chicago IL GO	5.500%	1/1/17 (ETM)	190	192
Chicago IL GO	5.500%	1/1/17 (4)	310	312
Chicago IL GO	5.000%	1/1/19 (2)	500	504
Chicago IL GO	5.000%	1/1/25	1,000	1,089
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	576
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	201
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	205
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	261

Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	318
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	325
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	374
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	523
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	239
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,000	1,246
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,205
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,212
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,000	1,199
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	566
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,191
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	2,525	2,638
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/34 (4)	50	52
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,198
Chicago IL Park District GO	5.000%	1/1/19	750	806
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,553
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,168
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,003
Cook County IL GO	5.000%	11/15/21	500	548
Cook County IL GO	5.000%	11/15/28	500	549
Cook County IL GO	5.250%	11/15/28	500	564
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,846
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	3,021
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	577
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,501
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,209
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,202
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,107
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	108
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,193
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,450
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,384
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,000	1,193
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	571
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	7/1/17 (Prere.)	1,100	1,135
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	582
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,187
Illinois GO	5.000%	1/1/17	330	333
Illinois GO	5.000%	1/1/18	500	520
Illinois GO	5.000%	1/1/20 (4)	200	220
Illinois GO	5.000%	8/1/20	305	335
Illinois GO	5.000%	1/1/21 (4)	710	776

Illinois GO	5.000%	8/1/21	500	557
Illinois GO	5.500%	7/1/24	1,000	1,158
Illinois GO	5.000%	8/1/24	1,500	1,669
Illinois GO	5.000%	1/1/25	1,570	1,805
Illinois GO	5.000%	6/1/26	500	502
Illinois GO	5.250%	2/1/30	1,900	2,124
Illinois GO	5.250%	7/1/31	1,000	1,115
Illinois GO	5.000%	9/1/31	3,000	3,113
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	649
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	516
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	555
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,181
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	587
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/18	1,000	1,047
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,054
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	881
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	364
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	175
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	164
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,382
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,240
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	475
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,172
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	559
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	1,024
				75,918
Indiana (0.7%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	1,000	1,237
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	250
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,515
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,434
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,343
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,675
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	799
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,927

Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	769
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,239
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	528
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	594
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	589
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,713
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	556
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	108
Indiana University Student Fee Revenue	5.000%	6/1/19	445	493
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	999
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	850
				19,618
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	695	719
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,807
Iowa Special Obligation Revenue	5.000%	6/1/25	1,000	1,273
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	220	244
				4,043
Kansas (0.3%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	539
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,156
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	631
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	888
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	100	105
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,630
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,927
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,548
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	550
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	596
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	601
				10,171

Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	891
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,294
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,192
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	542
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	480
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	60	65
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,156
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	681
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	512
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,413
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	339
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,203
				10,768
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	605
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	619
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	428
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.916%	5/1/18	1,000	996
Louisiana State University Revenue	5.000%	7/1/23	400	487
New Orleans LA GO	5.125%	12/1/17 (Prere.)	1,645	1,728
New Orleans LA GO	5.000%	12/1/31	500	574
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,098
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	610
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,106
				8,251
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.900%	10/7/16 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	556
				4,656
Maryland (1.6%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,630
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,687
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,862

Baltimore County MD GO	5.000%	8/1/21	1,435	1,703
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	785
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,511
Howard County MD GO	5.000%	2/15/22	750	878
Howard County MD GO	5.000%	8/15/24	200	237
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	529
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,145
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,238
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,563
Maryland GO	5.000%	11/1/16	105	105
Maryland GO	5.000%	3/15/17	500	510
Maryland GO	5.000%	7/15/17	610	630
Maryland GO	5.000%	8/1/17	500	518
Maryland GO	5.250%	8/15/17	500	519
Maryland GO	5.250%	3/1/18	200	213
Maryland GO	5.000%	3/1/19	1,200	1,319
Maryland GO	5.000%	3/15/19 (Prere.)	500	550
Maryland GO	5.250%	8/1/20	1,000	1,163
Maryland GO	4.000%	8/1/21	1,000	1,139
Maryland GO	5.000%	8/1/21	870	1,002
Maryland GO	5.000%	8/1/22	1,500	1,832
Maryland GO	5.000%	8/1/22	1,500	1,832
Maryland GO	4.000%	8/1/23	2,390	2,827
Maryland GO	5.000%	8/1/23	1,500	1,876
Maryland GO	4.000%	8/1/26	1,970	2,299
Maryland GO	4.000%	6/1/29	2,000	2,309
Maryland GO	4.000%	6/1/30	2,000	2,298
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	590
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	599
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	575
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	560
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,427
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	556
Maryland Transportation Authority GAN	5.250%	3/1/18	700	744
Maryland Transportation Authority GAN	5.250%	3/1/20	500	552
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/24	1,620	2,036
Montgomery County MD GO	5.000%	7/1/17	500	516
Montgomery County MD GO	5.000%	11/1/17	500	523
Prince Georges County MD GO	5.000%	9/15/23	500	592
				48,979

Massachusetts (1.5%)
Boston MA GO	5.000%	4/1/20	780	890
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	536
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	587
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	535
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	671
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,220
Massachusetts College Building Authority
Revenue	4.000%	5/1/17	650	662
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	494
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	563
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	500
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	402
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	859
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	571
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	685
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	309
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	213
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	823
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	336
Massachusetts GO	5.500%	11/1/16	500	502
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	830
Massachusetts GO	5.500%	10/1/18	500	546
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	549
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	555
Massachusetts GO	5.000%	8/1/20	500	575
Massachusetts GO	5.250%	8/1/20	300	348
Massachusetts GO	5.500%	10/1/20	500	588
Massachusetts GO	5.500%	10/1/20 (14)	500	588
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	587
Massachusetts GO	5.000%	8/1/22	1,000	1,213
Massachusetts GO	5.250%	8/1/23	500	629
Massachusetts GO	1.057%	11/1/25	1,380	1,366
Massachusetts GO	5.000%	7/1/26	1,375	1,787
Massachusetts GO	5.000%	7/1/27	1,235	1,626
Massachusetts GO	4.000%	11/1/30	1,980	2,200
Massachusetts GO	4.000%	9/1/33	1,500	1,697
2 Massachusetts GO PUT	1.140%	8/1/17	1,000	1,000
4 Massachusetts GO TOB VRDO	0.900%	10/3/16 LOC	700	700
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	565
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	428

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	431
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	122
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	260
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,059
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	602
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,857
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	673
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,224
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	2,000	2,438
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	650
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,497
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	231
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	268
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	232
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	600
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	850
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,030
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,244
				45,003
Michigan (1.4%)
Battle Creek MI School District GO	5.000%	5/1/25	500	618
Birmingham MI City School District GO	5.000%	5/1/22	740	890
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,195
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,402
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	628
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,144
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	434
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,195
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,120
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,223
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,989
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	560
Michigan Building Authority Revenue	5.000%	4/15/24	1,500	1,862
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,082
Michigan Finance Authority Revenue	5.000%	4/1/18	1,000	1,055

Michigan Finance Authority Revenue	5.000%	10/1/22	500	581
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,210
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	896
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,760
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,154
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	1,000	1,260
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	583
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,212
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	598
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	526
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,102
Michigan GAN	5.000%	3/15/27	1,000	1,273
Michigan GO	5.000%	5/1/18	500	532
Michigan GO	5.500%	5/1/19 (Prere.)	595	665
Michigan State University Revenue	5.000%	8/15/20	1,040	1,196
Michigan Trunk Line Revenue	5.000%	11/1/21	500	560
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,406
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,501
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,911
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,710
2 University of Michigan Revenue PUT	1.270%	4/2/18	1,000	995
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,573
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	504
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,039
				43,144
Minnesota (0.9%)
1 Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	1,850	2,371
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,684
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/25	1,605	2,065
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,246
Minnesota GO	5.000%	10/1/17 (ETM)	10	10
Minnesota GO	5.000%	10/1/17	490	511
Minnesota GO	5.000%	8/1/19 (Prere.)	500	557
Minnesota GO	5.000%	8/1/19	500	557
Minnesota GO	5.000%	11/1/20	335	376
Minnesota GO	5.000%	8/1/21	1,295	1,537
Minnesota GO	5.000%	8/1/22	1,305	1,592
Minnesota GO	5.000%	8/1/23	1,070	1,336
Minnesota GO	5.000%	8/1/25	1,500	1,940

Minnesota GO	5.000%	8/1/25	1,000	1,295
Minnesota GO	5.000%	8/1/25	1,000	1,295
Minnesota GO	5.000%	8/1/27	1,005	1,287
1 Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,337
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	548
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,088
University of Minnesota Revenue	5.000%	4/1/19	2,775	3,056
University of Minnesota Revenue	5.000%	8/1/19	500	557
University of Minnesota Revenue	5.250%	12/1/29	500	584
				27,829
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	409
Mississippi GO	5.500%	12/1/18	750	824
Mississippi GO	5.000%	10/1/19	2,000	2,242
Mississippi GO	5.000%	11/1/29	1,000	1,250
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,203
				5,928
Missouri (0.4%)
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	1,000	1,103
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	561
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	971
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,000	1,239
1 Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,000	1,186
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,777
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.812%	6/1/31 (2)	500	456
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	512
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	359
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	742
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	551
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,400	1,666
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	842
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,220
				13,185
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	173
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,228

Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	867
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	165
Lincoln NE Electric System Revenue	5.000%	9/1/25	265	320
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	399
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,178
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,755
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/25	1,270	1,617
				8,702
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,666
Clark County NV GO	5.000%	12/1/29	500	559
Clark County NV GO	5.000%	7/1/33	1,000	1,185
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	553
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	504
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	2,000	2,101
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,175	1,235
Clark County NV School District GO	5.000%	6/15/18	1,690	1,773
Las Vegas NV GO	5.000%	6/1/18	1,225	1,307
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,251
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	1,000	1,052
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,278
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	500	524
Nevada GO	5.000%	4/1/22	1,710	2,057
Nevada GO	5.000%	11/1/23	1,465	1,824
Nevada GO	5.000%	11/1/25	1,015	1,288
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	1,100	1,128
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,850
				24,135
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	504
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,934
1 New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/33	1,000	1,125
				3,563
New Jersey (1.5%)
Bergen County NJ GO	5.000%	10/15/21	1,470	1,757
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	456
Jersey City NJ GO	5.000%	3/1/21	480	547
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	602
New Jersey COP	5.250%	6/15/30	465	505

New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,121
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,150
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	750
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,672
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	617
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	339
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,339
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	511
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	527
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	541
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	223
New Jersey GO	5.250%	7/15/18 (2)	500	534
New Jersey GO	5.000%	8/15/19	750	826
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	573
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	268
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,198
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,060
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	403
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	542
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	746
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	1,000	1,216
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	247
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	270	283
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,708
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	277
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	158

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,233
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	715
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	554
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,848
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,550
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	722
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,162
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,435
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	568
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	790
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,148
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	543
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,165
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,175
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	574
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	1,500	1,543
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	850	873
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	1,000	260
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	7,100	1,895
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	654
				45,560
New Mexico (0.2%)
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,945
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	562
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	571
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,666
				4,744
New York (8.9%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	533

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	552
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	582
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	635
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	403
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	75	83
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	325	358
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	502
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	619
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	54
2 Long Island NY Power Authority Electric System
Revenue PUT	1.016%	11/1/18	1,000	999
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	780	783
Nassau County NY GO	5.000%	4/1/23	1,000	1,212
Nassau County NY Interim Finance Authority
VRDO	0.820%	10/7/16	1,800	1,800
New York City NY GO	5.000%	2/1/17	500	507
New York City NY GO	5.000%	2/1/17 (Prere.)	335	340
New York City NY GO	5.250%	8/1/17	700	726
New York City NY GO	5.000%	2/1/18	165	167
New York City NY GO	5.250%	8/15/18 (Prere.)	40	43
New York City NY GO	5.500%	11/15/18 (Prere.)	300	329
New York City NY GO	5.625%	4/1/19 (Prere.)	450	502
New York City NY GO	5.000%	8/1/19	500	517
New York City NY GO	5.000%	8/1/19	1,500	1,667
New York City NY GO	5.000%	8/1/19	1,065	1,183
New York City NY GO	5.000%	8/1/20	2,935	3,367
New York City NY GO	5.250%	9/1/20	1,000	1,085
New York City NY GO	5.000%	8/1/21	515	608
New York City NY GO	5.000%	8/1/21	2,000	2,359
New York City NY GO	5.000%	8/1/21	1,535	1,811
New York City NY GO	5.000%	8/1/22	500	605
New York City NY GO	5.000%	10/1/22	500	594
New York City NY GO	5.000%	8/1/23	1,505	1,864
New York City NY GO	5.000%	8/1/23	380	460
New York City NY GO	5.250%	8/15/24	460	497
New York City NY GO	5.000%	8/1/25	750	894
New York City NY GO	5.000%	8/1/25	1,010	1,296
New York City NY GO	5.000%	8/1/26	1,000	1,220
New York City NY GO	5.000%	8/1/26	500	603
New York City NY GO	5.000%	8/15/26	475	511
2 New York City NY GO	1.240%	8/1/27	2,000	1,999
New York City NY GO	5.000%	5/15/28	480	528
New York City NY GO	5.000%	8/1/28	400	457
New York City NY GO	5.000%	8/1/28	1,500	1,917
New York City NY GO	5.625%	4/1/29	390	433

New York City NY GO	5.000%	5/15/29	500	550
New York City NY GO	5.000%	8/1/30	1,000	1,215
New York City NY GO	5.000%	3/1/31	1,340	1,610
New York City NY GO	5.000%	8/1/31	365	428
New York City NY GO	4.000%	8/1/35	1,000	1,118
New York City NY GO VRDO	0.850%	10/3/16	1,400	1,400
New York City NY GO VRDO	0.860%	10/3/16	400	400
New York City NY GO VRDO	0.860%	10/3/16	6,600	6,600
New York City NY GO VRDO	0.880%	10/3/16 LOC	1,100	1,100
New York City NY GO VRDO	0.890%	10/3/16	550	550
New York City NY GO VRDO	0.900%	10/3/16 LOC	2,500	2,500
New York City NY GO VRDO	0.790%	10/7/16 LOC	5,100	5,100
New York City NY GO VRDO	0.880%	10/7/16 LOC	3,500	3,500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,695
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	556
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,208
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,053
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	736
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	552
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,526
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	270
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	588
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.850%	10/3/16	3,700	3,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.850%	10/3/16	300	300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.860%	10/3/16	4,100	4,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.870%	10/3/16	4,270	4,270
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.880%	10/3/16	3,800	3,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.880%	10/3/16	3,100	3,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.880%	10/3/16	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.900%	10/3/16	2,200	2,200

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	10/3/16	2,300	2,300
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	611
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	550
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	549
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,173
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,172
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,493
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,251
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	676
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	338
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	338
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	343
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	211
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,000	1,085
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	169
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	348
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	474
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,681
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	1,033
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	601
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	584
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	1,500	1,717
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	357
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	604

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	603
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,860
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,789
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,846
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	2,121
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.880%	10/3/16	3,000	3,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.900%	10/3/16	4,900	4,900
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	4/1/26	1,000	1,212
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,163
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,188
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	500	668
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	500	523
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	110	115
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	250
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	361
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	532
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	2,112
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	589
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	584
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	300	302
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	593
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,795
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	681
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	503
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	1,665	2,167
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	1,455	1,827
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,000	2,483
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	567

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	375	394
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,371
2 New York Metropolitan Transportation Authority
Revenue PUT	1.200%	11/15/17	1,500	1,498
New York Metropolitan Transportation Authority
Revenue VRDO	0.880%	10/3/16 LOC	9,300	9,300
New York Metropolitan Transportation Authority
Revenue VRDO	0.900%	10/3/16 LOC	1,300	1,300
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	641
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	666
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	576
New York State Dormitory Authority Revenue	5.000%	10/1/19 (Prere.)	1,200	1,346
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	84
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	458
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	268
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,217
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,190
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	574
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	500	516
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	566
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	1,500	1,928
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	580
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	508
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	220
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	1,815	2,113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	205
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	193
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	997
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	1,008
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	528
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,450

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	593
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	356
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,446
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	577
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	461
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	554
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	567
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,331
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,320	1,661
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,628
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,747
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	515
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	418
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	604
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	1,000	1,255
New York State GO	4.500%	2/1/17	500	506
New York State GO	4.500%	2/1/18	500	525
New York State GO	4.500%	2/1/19	500	543
New York State GO	5.000%	2/15/30	315	368
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	568
New York State Thruway Authority Revenue	5.000%	5/1/19	1,135	1,251
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	526
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	515
New York State Thruway Authority Revenue	5.000%	1/1/30	500	586
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	629
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,207
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	500	511
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	541
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	550
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	569
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	593
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	545

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	1,035	1,083
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,890	2,005
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,061
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	655
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	655
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,666
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,556
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	465	488
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,515
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,882
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,398
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,761
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,776
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,468
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	568
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.850%	10/7/16	2,600	2,600
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	536
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,204
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,421
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,258
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,222
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,800
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,625
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	60	60
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,871
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	542
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,461
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,947
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,238

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,399
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	3,010
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	63
Westchester County NY GO	5.000%	7/1/20	435	500
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	12
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	567
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,308
				267,691
North Carolina (0.8%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	606
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	274
Durham County NC GO	5.000%	4/1/20	685	781
Durham County NC GO	5.000%	10/1/22	500	612
Durham County NC GO	5.000%	10/1/27	500	654
Guilford County NC GO	5.000%	3/1/19	1,230	1,352
Mecklenburg County NC GO	5.000%	3/1/17	500	509
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	549
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	613
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	565
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	543
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	545
North Carolina GAN	5.000%	3/1/25	1,000	1,256
North Carolina GAN	5.000%	3/1/27	1,000	1,233
North Carolina GO	5.000%	3/1/17	520	529
North Carolina GO	5.000%	3/1/18	500	528
North Carolina GO	5.000%	5/1/18	1,500	1,599
North Carolina GO	5.000%	6/1/19	2,000	2,218
North Carolina GO	5.000%	3/1/20	275	313
North Carolina GO	4.000%	6/1/20	500	556
North Carolina GO	5.000%	5/1/22	250	303
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,028
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,169
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	697
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	387
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	157
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	604
2 University of North Carolina University System
Revenue PUT	1.101%	12/1/17	1,200	1,200
Wake County NC GO	4.000%	2/1/18	695	724
Wake County NC GO	5.000%	3/1/18	500	530
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	745
				24,379

Ohio (1.2%)
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	684
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	529
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/17	190	195
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	566
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	503
Cleveland OH Airport System Revenue	5.000%	1/1/17 (Prere.)	500	505
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	273
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	266
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	236
Cleveland OH Water Revenue	4.000%	1/1/18	2,415	2,510
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	716
Columbus OH GO	5.000%	7/1/25	535	644
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,888
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	610
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	692
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,154
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	2,078
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	381
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	229
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,700	2,203
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	507
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	44
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	583
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,763
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	115
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	895
Ohio GO	5.000%	2/1/18	3,895	4,103
Ohio GO	5.000%	8/1/23	500	609
Ohio GO	5.000%	8/1/24	500	633
Ohio Higher Education GO	5.000%	8/1/17	770	797
Ohio Higher Education GO	5.000%	8/1/21	500	592
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	672
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	1,000	1,007
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	1,000	1,260
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	30

Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	473
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,148
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,203
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	559
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	485
Penta Career Center Ohio COP	5.250%	4/1/23	125	148
				34,488
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	612
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	346
University of Oklahoma Revenue	5.000%	7/1/31	475	550
				1,508
Oregon (0.3%)
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	512
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,864
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,706
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	583
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/16	150	151
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	261
Oregon GO	5.000%	5/1/23	500	604
Portland OR GO	5.000%	6/15/20	1,725	1,979
Portland OR Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	535
				8,195
Pennsylvania (2.8%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,129
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	387
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	533
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.227%	2/1/21	740	738
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	234
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	592
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,143
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	495
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	588
Chester County PA GO	5.000%	11/15/31	750	900
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	420
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	945	953

East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,140
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	738
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.780%	10/3/16 LOC	600	600
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,618
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	546
Montgomery County PA GO VRDO	0.880%	10/4/16	1,250	1,250
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	572
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,172
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,449
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,159
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	1,000	1,233
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	895	1,012
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	750	780
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	700	779
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	1,330	1,452
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	517
Pennsylvania GO	5.000%	7/1/20	500	567
Pennsylvania GO	5.375%	7/1/21	500	590
Pennsylvania GO	5.000%	11/15/22	500	590
Pennsylvania GO	5.000%	8/15/24	1,000	1,236
Pennsylvania GO	5.000%	9/15/26	1,500	1,900
Pennsylvania GO	5.000%	4/15/28	500	547
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,117
Pennsylvania GO	5.000%	10/15/32	1,000	1,175
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.780%	10/3/16 LOC	2,220	2,220
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	502
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	801
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	228

Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	581
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	559
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/25	1,000	1,267
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	4.500%	6/1/32 (4)	430	433
Pennsylvania State University Revenue	5.000%	2/15/18 (Prere.)	1,000	1,057
Pennsylvania State University Revenue	5.000%	3/1/25	500	565
Pennsylvania State University Revenue	5.000%	9/1/28	755	958
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,229
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	210
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	952
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	197
2 Pennsylvania Turnpike Commission Revenue	1.820%	12/1/21	1,215	1,211
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	190
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,416
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	2,037
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,000	1,232
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,759
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,412
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,330	1,490
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,415
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,760
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,250
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,234
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,232
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,041
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,000	1,225
Philadelphia PA GO	5.000%	8/1/26	1,885	2,316
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.850%	10/3/16	2,300	2,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	515
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	249
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	553
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,137
Philadelphia PA School District GO	5.250%	9/1/22	500	548
Philadelphia PA School District GO	5.000%	9/1/31	940	1,053
Philadelphia PA School District GO VRDO	0.880%	10/7/16 LOC	1,600	1,600
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	634
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,225
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	1,110	1,206
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,130

University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	562
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/31	80	95
				82,637
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	506
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	573
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,351
				2,430
Rhode Island (0.0%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	598
1 Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	624
				1,222
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	504
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	624
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	298
Florence County SC School District GO	5.000%	3/1/18	1,000	1,058
Greenville County SC School District GO	5.000%	12/1/27	500	504
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,802
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,217
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,385
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,745
South Carolina GO	5.000%	4/1/20	450	513
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,179
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	534
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,203
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	545
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,231
York County SC School District GO (Fort Mill
School District No. 4)	5.000%	3/1/18	1,365	1,444
				15,786

South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,335

Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,234
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,709
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,200
Knox County TN GO	5.000%	4/1/18	1,000	1,063
Memphis TN Electric System Revenue	5.000%	12/1/17	500	524
Memphis TN GO	5.000%	5/1/30	500	579
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	717
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/31	1,485	1,862
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	562
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	573
Shelby County TN GO	5.000%	3/1/19	500	549
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	110
Shelby County TN GO	5.000%	4/1/19	400	441
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.900%	10/3/16 (4)	2,170	2,170
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.920%	10/3/16 (4)	4,800	4,800
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	253
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	518
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	725	777
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,327
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,797
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	375	461
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	715	864
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	585	731
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,226
Tennessee GO	5.000%	8/1/20	625	721
Tennessee GO	5.000%	8/1/21	1,490	1,770
Tennessee GO	5.000%	8/1/22	1,475	1,801
				30,339
Texas (5.5%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,596

Aldine TX Independent School District GO	5.000%	2/15/21	1,865	2,177
Allen TX Independent School District GO	5.000%	2/15/30	1,365	1,708
Arlington TX GO	5.000%	8/15/19	1,920	2,142
Arlington TX Independent School District GO	5.000%	2/15/24	1,355	1,696
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	981
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,240
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	73
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	595
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	210	236
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	575
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,000	1,221
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	77
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	134
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,239
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	800	956
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	569
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	231
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/17 (Prere.)	455	462
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	582
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	45	46
Dallas County TX GO	5.000%	8/15/25	1,000	1,284
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	538
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	607
Dallas TX Independent School District GO	5.000%	2/15/23	485	565
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	208
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,295
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	190	226
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	140	166
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	517
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,229
Denton County TX GO	4.000%	7/15/18	1,500	1,583
El Paso TX Water & Sewer Revenue	5.000%	3/1/26	850	1,087
Fort Worth TX GO	5.000%	3/1/24	1,000	1,247
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	524
Frisco TX Independent School District GO	5.000%	8/15/26	1,100	1,416

Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,469
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	1,000	1,273
Harris County TX Flood Control District GO	5.250%	10/1/18	435	473
Harris County TX GO	5.000%	10/1/17	1,000	1,042
Harris County TX GO	5.000%	10/1/23	500	560
Harris County TX GO	5.000%	10/1/23	300	356
Harris County TX GO	5.000%	8/15/32	1,000	1,204
Harris County TX GO	5.000%	10/1/36	1,200	1,460
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.870%	10/3/16	5,700	5,700
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,115
2 Harris County TX Toll Road Revenue	1.620%	8/15/18	1,000	1,001
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	558
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	592
Highland Park TX Independent School District
GO	5.000%	2/15/19	1,000	1,096
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,031
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,091
Houston TX GO	5.000%	3/1/18	1,650	1,744
Houston TX GO	5.000%	3/1/20	500	550
Houston TX GO	5.000%	3/1/26	1,500	1,909
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,000	1,227
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,315
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,253
Houston TX Independent School District GO	5.000%	2/15/31	2,000	2,493
Houston TX Independent School District GO
PUT	3.000%	6/1/18	1,200	1,239
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	398
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,243
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	125
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,131
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,206
Houston TX Utility System Revenue	5.000%	11/15/36	1,000	1,230
2 Houston TX Utility System Revenue PUT	1.740%	5/1/20	1,000	996
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,751
Judson TX Independent School District	5.000%	2/1/22	600	719
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,031
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	577
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,581
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,239
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	279
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,150	1,413
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/35	840	921
Lubbock TX GO	5.000%	2/15/23	500	602
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	401

New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	248
New Hope TX Cultural Education Facilities. First
Mortgage Revenue (Morningside Ministries
Project)	6.250%	1/1/33	1,640	1,917
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/26	1,060	1,277
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/27	1,000	1,193
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/28	870	1,030
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/19	495	524
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/23	200	232
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/24	210	246
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/25	240	283
North East TX Independent School District GO	5.250%	2/1/22	500	606
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	468
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	468
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	228
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	64
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,886
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	64
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,000	1,217
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	50
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	599
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,221
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	598
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	2,073
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,780
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,863
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,261
Pasadena TX GO	4.000%	2/15/28	1,000	1,148
Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,751
Plano TX Independent School District GO	5.000%	2/15/20	1,400	1,586
Rockwall County TX GO	5.000%	2/1/18	1,080	1,138
Rockwall TX GO	3.000%	8/1/17	600	611
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	516
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	555
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	233
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	547

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	583
San Antonio TX GO	5.000%	8/1/20	125	144
San Antonio TX GO	5.000%	2/1/22	1,000	1,166
San Antonio TX GO	5.000%	2/1/24	500	582
San Antonio TX GO	5.000%	2/1/26	1,000	1,263
2 San Antonio TX Water Revenue PUT	1.520%	11/1/16	1,000	1,000
2 San Antonio TX Water Revenue PUT	1.240%	11/1/17	1,500	1,501
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	260
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,132
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,229
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,201
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	360
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	1,735	1,761
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,176
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	552
Texas GO	4.000%	4/1/18	400	419
Texas GO	5.000%	10/1/22	1,000	1,218
Texas GO	5.000%	10/1/24	1,000	1,269
Texas GO	5.000%	10/1/27	1,400	1,730
Texas GO	5.000%	10/1/28	1,330	1,633
Texas GO	5.000%	8/1/31	500	585
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	575
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	280
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	479
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	448
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	229
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	602
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,185	2,545
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,162
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	540	542
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	543
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,432
Texas Transportation Commission GO	5.000%	4/1/34	1,500	1,857
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	1,500	1,783
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/29	1,500	1,880

2 Texas Transportation Commission Mobility Fund
GO PUT	1.220%	10/1/18	1,500	1,492
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,758
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	272
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	494
1 Texas Water Development Board Revenue	5.000%	4/15/20	1,000	1,137
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,172
Texas Water Financial Assistance GO	5.000%	8/1/24	500	537
Texas Water Financial Assistance GO	5.000%	8/1/25	500	536
Texas Water Financial Assistance GO	5.000%	8/1/27	500	536
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,360
University of Texas Permanent University Fund
Revenue	5.000%	7/1/25	1,130	1,447
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	832
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	362
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	592
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	1,500	1,934
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,197
Williamson County TX GO	5.000%	2/15/23	230	276
				164,158
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	581
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	408
Utah GO	4.500%	7/1/19	2,000	2,198
Utah GO	5.000%	7/1/19	615	684
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,278
				5,149
Virginia (1.0%)
Arlington County VA GO	5.000%	8/1/17	750	776
Arlington County VA GO	5.000%	8/15/19	1,535	1,714
Arlington County VA GO	5.000%	8/1/23	600	729
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	571
Chesterfield County VA GO	5.000%	1/1/22	900	1,082
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/23	1,000	1,257
Fairfax County VA GO	4.000%	10/1/19	2,000	2,184
Fairfax County VA GO	5.000%	10/1/23	1,255	1,575
Fairfax County VA GO	5.000%	10/1/24	1,365	1,748
Fairfax County VA GO	4.000%	10/1/27	1,275	1,531
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	521
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	353
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	2,034
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	599
1 Norfolk VA GO	5.000%	10/1/20	775	894
Norfolk VA Water Revenue	5.000%	11/1/31	500	594
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	576

Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	750	923
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	203
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,167
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	1,445	1,644
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,753
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	431
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	1,000	1,140
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,665
Virginia Public School Authority Revenue	5.000%	8/1/19	500	557
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,892
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,238
				31,351
Washington (1.4%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	573
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,471
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	516
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,598
King County WA GO	5.000%	1/1/19	150	164
King County WA GO	5.000%	7/1/20	1,250	1,434
King County WA GO	5.000%	1/1/24	500	597
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,129
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,182
Port of Seattle WA Revenue	5.000%	8/1/29	250	293
Seattle WA GO	5.000%	6/1/21	1,000	1,181
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,612
Snohomish County WA School District No. 201
GO	5.250%	12/1/18 (Prere.)	1,760	1,925
University of Washington Revenue	5.000%	4/1/31	335	386
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	516
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	455
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	443
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,244
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/30	1,035	1,286
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,668

Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,363
Washington GO	5.000%	7/1/17	200	206
Washington GO	5.000%	7/1/18 (Prere.)	500	536
Washington GO	5.000%	7/1/18	675	724
Washington GO	5.000%	8/1/19 (Prere.)	500	557
Washington GO	0.000%	6/1/20 (14)	500	478
Washington GO	5.000%	7/1/20	1,000	1,146
Washington GO	5.000%	7/1/22	1,350	1,632
Washington GO	5.000%	7/1/23	1,000	1,236
Washington GO	5.000%	7/1/25	1,500	1,879
Washington GO	5.000%	7/1/25	500	603
Washington GO	5.000%	8/1/27	1,000	1,260
Washington GO	5.000%	2/1/32	500	586
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	2,060
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,000
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	1,025
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.890%	10/7/16	3,200	3,200
Washington State University General Revenue	5.000%	10/1/31	500	586
				40,750
West Virginia (0.0%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,098

Wisconsin (0.8%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,074
Milwaukee WI GO	4.000%	3/15/20	1,000	1,102
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	514
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	533
Wisconsin GO	5.000%	5/1/19	1,335	1,476
Wisconsin GO	5.000%	11/1/19	1,250	1,405
Wisconsin GO	5.000%	5/1/20	1,000	1,142
Wisconsin GO	5.000%	5/1/21	750	883
Wisconsin GO	5.000%	5/1/24	500	600
Wisconsin GO	5.000%	5/1/26	2,210	2,644
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,233
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,500	1,668
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	1,800	2,174
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,888
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	587

Tax-Managed Balanced Fund

Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	1,000	1,247
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	591
Wisconsin Transportation Revenue	5.000%	7/1/23	500	607
				22,368
Total Tax-Exempt Municipal Bonds (Cost $1,486,553)				1,558,620
Total Investments (100.2%) (Cost $2,418,906)				3,009,564
Other Assets and Liabilities (-0.2%)				(4,737)
Net Assets (100%)				3,004,827

* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2016.
2 Adjustable-rate security.
3 Securities with a value of $516,000 have been segregated as initial margin for open futures contracts.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of this security represented 0.0% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).

Tax-Managed Balanced Fund

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,450,944	—	—
Tax-Exempt Municipal Bonds	—	1,558,620	—
Futures Contracts—Assets[1]	21	—	—
Futures Contracts—Liabilities[1]	(113)	—	—
Total	1,450,852	1,558,620	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2016	33	5,549	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $2,418,923,000. Net unrealized appreciation of investment securities for tax purposes was $590,641,000, consisting of unrealized gains of $593,565,000 on securities that had risen in value since their purchase and $2,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (13.4%)
Drew Industries Inc.	160,393	15,722
Wolverine World Wide Inc.	652,115	15,018
Lithia Motors Inc. Class A	153,856	14,696
* Five Below Inc.	351,542	14,164
Monro Muffler Brake Inc.	213,702	13,072
Papa John's International Inc.	165,465	13,047
* Dorman Products Inc.	196,470	12,554
* Steven Madden Ltd.	348,065	12,029
Interval Leisure Group Inc.	692,522	11,891
Marriott Vacations Worldwide Corp.	157,469	11,546
* Boyd Gaming Corp.	555,331	10,984
* Cooper-Standard Holding Inc.	110,496	10,917
Core-Mark Holding Co. Inc.	303,382	10,861
Children's Place Inc.	124,113	9,913
* American Axle & Manufacturing Holdings Inc.	531,250	9,148
Group 1 Automotive Inc.	137,370	8,775
Gannett Co. Inc.	739,034	8,602
* Meritage Homes Corp.	244,249	8,475
* iRobot Corp.	190,575	8,382
* TopBuild Corp.	248,605	8,254
DineEquity Inc.	102,122	8,087
* Asbury Automotive Group Inc.	145,050	8,075
Sonic Corp.	305,901	8,008
La-Z-Boy Inc.	319,877	7,856
* G-III Apparel Group Ltd.	264,065	7,698
* Genesco Inc.	139,730	7,610
* Popeyes Louisiana Kitchen Inc.	142,360	7,565
Caleres Inc.	292,257	7,391
* Universal Electronics Inc.	98,515	7,335
* Belmond Ltd. Class A	563,974	7,168
Standard Motor Products Inc.	147,050	7,023
Sturm Ruger & Co. Inc.	120,140	6,939
* Select Comfort Corp.	320,968	6,933
Scholastic Corp.	171,905	6,766
Oxford Industries Inc.	98,933	6,698
MDC Holdings Inc.	259,226	6,688
Finish Line Inc. Class A	286,016	6,601
Callaway Golf Co.	561,847	6,523
* Express Inc.	508,667	5,997
* Hibbett Sports Inc.	147,582	5,889
Cato Corp. Class A	173,466	5,705
Nutrisystem Inc.	189,500	5,626
* EW Scripps Co. Class A	349,532	5,558
* Cavco Industries Inc.	55,137	5,461
World Wrestling Entertainment Inc. Class A	243,420	5,185
Ethan Allen Interiors Inc.	164,024	5,129
Tailored Brands Inc.	321,382	5,046
Bob Evans Farms Inc.	127,362	4,878
Capella Education Co.	80,436	4,669

* Scientific Games Corp. Class A	411,593	4,639
Superior Industries International Inc.	158,542	4,623
Barnes & Noble Inc.	402,546	4,549
Marcus Corp.	177,651	4,448
* BJ's Restaurants Inc.	124,589	4,429
Buckle Inc.	183,975	4,421
Sonic Automotive Inc. Class A	233,428	4,388
Rent-A-Center Inc.	344,513	4,355
Winnebago Industries Inc.	183,434	4,324
* Vitamin Shoppe Inc.	159,659	4,287
* Installed Building Products Inc.	118,963	4,267
* Fiesta Restaurant Group Inc.	177,036	4,249
* Francesca's Holdings Corp.	266,112	4,106
* Nautilus Inc.	180,465	4,100
* Crocs Inc.	470,755	3,907
* M/I Homes Inc.	163,695	3,858
* Fox Factory Holding Corp.	163,884	3,764
* Biglari Holdings Inc.	8,553	3,729
* LGI Homes Inc.	101,229	3,729
PetMed Express Inc.	181,348	3,678
* Strayer Education Inc.	77,662	3,625
* MarineMax Inc.	169,812	3,558
* Motorcar Parts of America Inc.	123,425	3,552
Ruth's Hospitality Group Inc.	245,939	3,473
* Gentherm Inc.	108,341	3,404
* Lumber Liquidators Holdings Inc.	172,825	3,399
* Regis Corp.	261,309	3,279
* Red Robin Gourmet Burgers Inc.	71,800	3,227
Blue Nile Inc.	88,019	3,030
* Career Education Corp.	445,364	3,024
* WCI Communities Inc.	127,233	3,018
* Unifi Inc.	102,328	3,012
* Chuy's Holdings Inc.	107,518	3,004
* Iconix Brand Group Inc.	364,613	2,961
* Zumiez Inc.	150,917	2,717
Haverty Furniture Cos. Inc.	133,158	2,668
* Barnes & Noble Education Inc.	276,435	2,645
Movado Group Inc.	116,493	2,502
* Tuesday Morning Corp.	390,095	2,333
* FTD Cos. Inc.	111,207	2,288
Fred's Inc. Class A	250,440	2,269
Shoe Carnival Inc.	83,985	2,239
* Vera Bradley Inc.	146,908	2,226
* Monarch Casino & Resort Inc.	86,433	2,176
* American Public Education Inc.	107,142	2,122
* Tile Shop Holdings Inc.	125,000	2,069
Big 5 Sporting Goods Corp.	144,198	1,964
* Perry Ellis International Inc.	85,666	1,652
* Kirkland's Inc.	118,970	1,449
Stein Mart Inc.	220,934	1,403
Arctic Cat Inc.	88,724	1,374
* El Pollo Loco Holdings Inc.	77,532	976
Stage Stores Inc.	168,223	944
* Ruby Tuesday Inc.	201,622	504
* VOXX International Corp. Class A	94,459	282
Universal Technical Institute Inc.	138,801	247

Harte-Hanks Inc.	125,076	203
		586,825
Consumer Staples (3.0%)
B&G Foods Inc.	438,820	21,581
* Darling Ingredients Inc.	1,151,214	15,553
Sanderson Farms Inc.	128,098	12,340
J&J Snack Foods Corp.	93,355	11,120
WD-40 Co.	86,265	9,699
* SUPERVALU Inc.	1,714,461	8,555
Universal Corp.	145,413	8,466
Cal-Maine Foods Inc.	202,888	7,819
SpartanNash Co.	249,948	7,229
Calavo Growers Inc.	98,522	6,446
Andersons Inc.	173,756	6,286
* Central Garden & Pet Co. Class A	248,378	6,160
Inter Parfums Inc.	105,574	3,407
Medifast Inc.	72,129	2,726
* Seneca Foods Corp. Class A	44,588	1,259
* Central Garden & Pet Co.	33,699	876
		129,522
Energy (3.2%)
* PDC Energy Inc.	354,237	23,755
US Silica Holdings Inc.	437,758	20,382
* Carrizo Oil & Gas Inc.	420,778	17,092
* Synergy Resources Corp.	1,259,331	8,727
* SEACOR Holdings Inc.	130,506	7,764
Archrock Inc.	533,677	6,980
* Helix Energy Solutions Group Inc.	792,503	6,443
* Unit Corp.	327,610	6,094
Green Plains Inc.	216,722	5,678
Atwood Oceanics Inc.	558,900	4,857
* REX American Resources Corp.	50,561	4,286
* TETRA Technologies Inc.	664,813	4,062
* Newpark Resources Inc.	506,320	3,726
* Matrix Service Co.	168,202	3,155
* Exterran Corp.	191,817	3,008
Bristow Group Inc.	168,471	2,362
* Cloud Peak Energy Inc.	433,373	2,358
Tesco Corp.	239,658	1,956
* Geospace Technologies Corp.	93,364	1,819
* Pioneer Energy Services Corp.	436,491	1,763
* Contango Oil & Gas Co.	147,818	1,511
CARBO Ceramics Inc.	93,173	1,019
Gulf Island Fabrication Inc.	61,322	564
* Era Group Inc.	60,026	483
* Bill Barrett Corp.	76,750	427
* Bonanza Creek Energy Inc.	216,599	221
* Basic Energy Services Inc.	80,757	67
* Hornbeck Offshore Services Inc.	1,157	6
Tidewater Inc.	1,681	5
* Northern Oil and Gas Inc.	1,592	4
* Gulfmark Offshore Inc.	706	1
		140,575
Financials (16.1%)
ProAssurance Corp.	353,045	18,528
Wintrust Financial Corp.	327,828	18,217

* Texas Capital Bancshares Inc.	331,222	18,191
United Bankshares Inc.	456,424	17,193
UMB Financial Corp.	276,195	16,420
Home BancShares Inc.	768,558	15,994
First Financial Bankshares Inc.	428,276	15,606
* FirstCash Inc.	329,037	15,491
RLI Corp.	223,148	15,254
Interactive Brokers Group Inc.	415,883	14,668
* Hope Bancorp Inc.	841,173	14,611
Pinnacle Financial Partners Inc.	258,703	13,991
Selective Insurance Group Inc.	347,864	13,866
Community Bank System Inc.	283,623	13,645
Evercore Partners Inc. Class A	262,692	13,531
Glacier Bancorp Inc.	470,223	13,411
Sterling Bancorp	743,333	13,008
Great Western Bancorp Inc.	387,795	12,921
Old National Bancorp	883,120	12,417
Columbia Banking System Inc.	370,932	12,137
NBT Bancorp Inc.	329,526	10,832
CVB Financial Corp.	606,115	10,674
American Equity Investment Life Holding Co.	597,358	10,591
Independent Bank Corp.	195,379	10,568
* PRA Group Inc.	301,385	10,410
LegacyTexas Financial Group Inc.	304,018	9,616
Simmons First National Corp. Class A	188,781	9,420
Financial Engines Inc.	315,769	9,381
Horace Mann Educators Corp.	255,432	9,362
First Midwest Bancorp Inc.	479,468	9,282
United Community Banks Inc.	434,165	9,126
First Financial Bancorp	414,528	9,053
Northwest Bancshares Inc.	573,938	9,017
* BofI Holding Inc.	398,336	8,923
Astoria Financial Corp.	600,884	8,773
Westamerica Bancorporation	170,896	8,695
ServisFirst Bancshares Inc.	145,920	7,575
Boston Private Financial Holdings Inc.	590,120	7,571
AMERISAFE Inc.	128,726	7,567
City Holding Co.	150,182	7,553
S&T Bancorp Inc.	258,579	7,496
First Commonwealth Financial Corp.	699,570	7,059
Provident Financial Services Inc.	327,839	6,960
Safety Insurance Group Inc.	103,140	6,933
Ameris Bancorp	197,087	6,888
Navigators Group Inc.	70,753	6,857
* Green Dot Corp. Class A	292,389	6,742
Tompkins Financial Corp.	88,071	6,730
Cardinal Financial Corp.	254,256	6,634
Stewart Information Services Corp.	148,156	6,586
Brookline Bancorp Inc.	537,543	6,553
Employers Holdings Inc.	213,439	6,367
Hanmi Financial Corp.	238,206	6,274
United Fire Group Inc.	147,687	6,250
Central Pacific Financial Corp.	247,202	6,227
Infinity Property & Casualty Corp.	74,900	6,189
Banner Corp.	140,596	6,150
Banc of California Inc.	321,537	5,614
Southside Bancshares Inc.	173,921	5,597

Universal Insurance Holdings Inc.	219,386	5,529
TrustCo Bank Corp. NY	751,005	5,325
Northfield Bancorp Inc.	319,383	5,142
* Piper Jaffray Cos.	103,825	5,015
OFG Bancorp	458,953	4,640
Maiden Holdings Ltd.	358,923	4,555
* Customers Bancorp Inc.	178,291	4,486
Opus Bank	124,774	4,413
* LendingTree Inc.	45,345	4,394
* Walker & Dunlop Inc.	167,294	4,226
Bank Mutual Corp.	529,181	4,064
Oritani Financial Corp.	249,769	3,926
* First BanCorp	744,590	3,872
* INTL. FCStone Inc.	95,838	3,723
Investment Technology Group Inc.	216,640	3,713
Greenhill & Co. Inc.	156,392	3,686
* Encore Capital Group Inc.	162,552	3,654
* EZCORP Inc. Class A	327,624	3,624
Virtus Investment Partners Inc.	32,966	3,226
Capstead Mortgage Corp.	326,455	3,078
Dime Community Bancshares Inc.	171,356	2,872
* World Acceptance Corp.	57,958	2,842
United Insurance Holdings Corp.	119,676	2,032
* Enova International Inc.	176,495	1,708
* eHealth Inc.	148,576	1,666
Calamos Asset Management Inc. Class A	145,301	991
HCI Group Inc.	11,168	339
* First NBC Bank Holding Co.	571	5
		703,941
Health Care (12.2%)
* Medidata Solutions Inc.	376,679	21,004
Cantel Medical Corp.	237,964	18,556
* Medicines Co.	460,106	17,364
* Masimo Corp.	287,306	17,092
* Nektar Therapeutics	947,187	16,273
* Integra LifeSciences Holdings Corp.	188,013	15,520
Chemed Corp.	106,790	15,065
* Neogen Corp.	248,875	13,922
* HMS Holdings Corp.	565,069	12,528
* Ligand Pharmaceuticals Inc.	120,762	12,325
* Haemonetics Corp.	334,140	12,099
* ICU Medical Inc.	94,198	11,905
* Impax Laboratories Inc.	489,321	11,597
* HealthEquity Inc.	289,782	10,968
* Depomed Inc.	431,663	10,787
* AMN Healthcare Services Inc.	310,924	9,909
* Select Medical Holdings Corp.	730,232	9,858
* Omnicell Inc.	243,255	9,317
* Zeltiq Aesthetics Inc.	232,177	9,106
* Cambrex Corp.	202,652	9,010
* Amedisys Inc.	185,396	8,795
* Natus Medical Inc.	222,386	8,738
* Surgical Care Affiliates Inc.	176,651	8,614
* Magellan Health Inc.	157,951	8,487
* Cynosure Inc. Class A	150,376	7,660
Analogic Corp.	84,491	7,486
* Diplomat Pharmacy Inc.	264,570	7,411

* Air Methods Corp.	230,813	7,268
* Supernus Pharmaceuticals Inc.	291,176	7,201
Abaxis Inc.	139,419	7,197
* Repligen Corp.	236,880	7,151
* Merit Medical Systems Inc.	292,165	7,097
CONMED Corp.	170,805	6,842
* Emergent BioSolutions Inc.	204,220	6,439
* Acorda Therapeutics Inc.	305,964	6,389
Ensign Group Inc.	313,693	6,315
* MiMedx Group Inc.	713,102	6,118
* Healthways Inc.	228,466	6,045
Kindred Healthcare Inc.	580,122	5,929
* Inogen Inc.	97,800	5,858
US Physical Therapy Inc.	90,750	5,690
Meridian Bioscience Inc.	293,880	5,669
* Vascular Solutions Inc.	117,480	5,666
* Luminex Corp.	247,884	5,632
* PharMerica Corp.	200,614	5,631
* AMAG Pharmaceuticals Inc.	228,120	5,591
* HealthStream Inc.	182,228	5,029
* Lannett Co. Inc.	180,061	4,784
* Anika Therapeutics Inc.	96,817	4,633
* Eagle Pharmaceuticals Inc.	58,808	4,117
* Adeptus Health Inc. Class A	95,607	4,116
* ANI Pharmaceuticals Inc.	61,863	4,105
* Providence Service Corp.	81,962	3,986
Aceto Corp.	207,002	3,931
* Momenta Pharmaceuticals Inc.	332,934	3,892
* LHC Group Inc.	101,616	3,748
CryoLife Inc.	212,027	3,725
* SciClone Pharmaceuticals Inc.	350,987	3,598
* AngioDynamics Inc.	204,532	3,587
Quality Systems Inc.	313,228	3,546
* BioTelemetry Inc.	185,594	3,446
Landauer Inc.	70,078	3,117
* CorVel Corp.	79,940	3,070
* Amphastar Pharmaceuticals Inc.	160,200	3,039
* Surmodics Inc.	98,162	2,954
* Cross Country Healthcare Inc.	240,429	2,832
* Albany Molecular Research Inc.	170,532	2,815
* Enanta Pharmaceuticals Inc.	98,206	2,613
* Almost Family Inc.	70,036	2,575
Phibro Animal Health Corp. Class A	93,185	2,533
Invacare Corp.	199,149	2,224
* Integer Holdings Corp.	99,461	2,157
Computer Programs & Systems Inc.	35,507	925
* Spectrum Pharmaceuticals Inc.	177,672	830
* Quorum Health Corp.	1,053	7
		533,058
Industrials (18.2%)
Healthcare Services Group Inc.	477,780	18,910
RR Donnelley & Sons Co.	1,200,000	18,864
* Hawaiian Holdings Inc.	345,147	16,774
ABM Industries Inc.	376,288	14,939
* WageWorks Inc.	242,673	14,781
John Bean Technologies Corp.	194,744	13,739
Tetra Tech Inc.	386,603	13,713

Barnes Group Inc.	330,084	13,385
UniFirst Corp.	100,366	13,234
Universal Forest Products Inc.	134,093	13,207
Matthews International Corp. Class A	212,570	12,916
* Moog Inc. Class A	212,999	12,682
Hillenbrand Inc.	394,062	12,468
G&K Services Inc. Class A	128,843	12,303
Simpson Manufacturing Co. Inc.	276,472	12,151
Brink's Co.	324,318	12,026
Mueller Industries Inc.	362,866	11,764
Applied Industrial Technologies Inc.	250,859	11,725
Allegiant Travel Co. Class A	86,664	11,446
Watts Water Technologies Inc. Class A	176,080	11,417
* On Assignment Inc.	312,724	11,349
* Trex Co. Inc.	192,584	11,308
Knight Transportation Inc.	384,862	11,042
Brady Corp. Class A	316,870	10,967
Matson Inc.	273,584	10,910
* TASER International Inc.	374,859	10,725
AZZ Inc.	157,153	10,257
Franklin Electric Co. Inc.	248,068	10,099
Actuant Corp. Class A	418,253	9,720
* Hub Group Inc. Class A	236,340	9,633
Forward Air Corp.	214,926	9,298
* Proto Labs Inc.	154,512	9,257
Exponent Inc.	178,924	9,136
SkyWest Inc.	342,403	9,043
Insperity Inc.	122,139	8,872
Kaman Corp.	199,893	8,779
ESCO Technologies Inc.	188,962	8,772
Mobile Mini Inc.	289,390	8,740
EnPro Industries Inc.	149,804	8,512
Apogee Enterprises Inc.	187,881	8,396
* SPX FLOW Inc.	269,327	8,328
AAON Inc.	287,762	8,293
Greenbrier Cos. Inc.	229,631	8,106
Albany International Corp.	190,060	8,055
* Chart Industries Inc.	244,760	8,035
Standex International Corp.	85,664	7,956
Korn/Ferry International	376,103	7,898
* Atlas Air Worldwide Holdings Inc.	183,861	7,873
* Aerojet Rocketdyne Holdings Inc.	427,240	7,511
Tennant Co.	115,562	7,488
* Gibraltar Industries Inc.	197,379	7,333
* American Woodmark Corp.	90,831	7,318
Astec Industries Inc.	121,921	7,299
* Navigant Consulting Inc.	352,899	7,136
Interface Inc. Class A	425,703	7,105
Comfort Systems USA Inc.	241,499	7,078
Heartland Express Inc.	365,231	6,896
AAR Corp.	218,696	6,850
* SPX Corp.	338,351	6,814
Viad Corp.	183,879	6,780
US Ecology Inc.	146,766	6,581
* Team Inc.	200,688	6,564
* Mercury Systems Inc.	264,290	6,494
Cubic Corp.	137,978	6,459

CIRCOR International Inc.	106,113	6,320
* TrueBlue Inc.	276,850	6,273
* Lydall Inc.	115,433	5,902
* Patrick Industries Inc.	92,983	5,757
Multi-Color Corp.	85,753	5,660
Harsco Corp.	564,003	5,601
Raven Industries Inc.	240,770	5,545
Lindsay Corp.	74,549	5,515
Federal Signal Corp.	397,087	5,265
* Wabash National Corp.	369,237	5,258
Briggs & Stratton Corp.	281,919	5,258
General Cable Corp.	346,942	5,197
Encore Wire Corp.	132,957	4,889
* Saia Inc.	161,305	4,833
* Echo Global Logistics Inc.	198,568	4,579
Griffon Corp.	258,965	4,405
* Aegion Corp. Class A	229,132	4,369
Kelly Services Inc. Class A	226,977	4,362
Alamo Group Inc.	65,027	4,285
Resources Connection Inc.	285,160	4,260
Quanex Building Products Corp.	226,257	3,905
Marten Transport Ltd.	172,383	3,620
* PGT Inc.	337,122	3,597
* MYR Group Inc.	119,238	3,589
* Engility Holdings Inc.	111,114	3,500
National Presto Industries Inc.	36,962	3,245
* Aerovironment Inc.	132,292	3,229
ArcBest Corp.	157,182	2,990
Titan International Inc.	280,148	2,835
* Veritiv Corp.	56,200	2,820
Powell Industries Inc.	63,749	2,553
* DXP Enterprises Inc.	84,593	2,385
Essendant Inc.	113,403	2,327
Heidrick & Struggles International Inc.	124,875	2,316
* Roadrunner Transportation Systems Inc.	201,255	1,606
Celadon Group Inc.	180,331	1,576
* Vicor Corp.	129,282	1,500
* Orion Group Holdings Inc.	179,678	1,231
CDI Corp.	144,936	822
		796,688
Information Technology (16.2%)
* Take-Two Interactive Software Inc.	557,288	25,123
Blackbaud Inc.	304,019	20,169
Littelfuse Inc.	145,038	18,682
* Coherent Inc.	157,228	17,380
MKS Instruments Inc.	333,217	16,571
* CACI International Inc. Class A	155,527	15,693
* TiVo Corp.	799,685	15,578
LogMeIn Inc.	168,479	15,229
* Lumentum Holdings Inc.	358,777	14,986
* Electronics For Imaging Inc.	300,746	14,712
* Sanmina Corp.	482,868	13,747
* Itron Inc.	237,587	13,248
* NETGEAR Inc.	215,337	13,026
* Cardtronics plc Class A	284,856	12,705
* Anixter International Inc.	192,681	12,428
* Advanced Energy Industries Inc.	261,516	12,375

Power Integrations Inc.	188,473	11,879
* Semtech Corp.	424,382	11,768
* Synchronoss Technologies Inc.	284,521	11,717
Tessera Technologies Inc.	292,519	11,244
* Viavi Solutions Inc.	1,481,819	10,951
* ExlService Holdings Inc.	217,218	10,826
* Fabrinet	240,404	10,720
* MicroStrategy Inc. Class A	62,373	10,444
* Plexus Corp.	221,414	10,358
* Stamps.com Inc.	102,064	9,646
Ebix Inc.	168,487	9,578
NIC Inc.	395,622	9,297
* 8x8 Inc.	590,283	9,108
* Rambus Inc.	715,537	8,944
CSG Systems International Inc.	215,565	8,909
* II-VI Inc.	361,432	8,794
* Progress Software Corp.	319,454	8,689
Methode Electronics Inc.	246,333	8,614
* SPS Commerce Inc.	116,291	8,537
* Benchmark Electronics Inc.	335,244	8,364
Cabot Microelectronics Corp.	153,930	8,144
* Insight Enterprises Inc.	243,574	7,928
* Shutterstock Inc.	120,689	7,688
* OSI Systems Inc.	116,818	7,638
* Rogers Corp.	119,529	7,301
* Interactive Intelligence Group Inc.	115,360	6,938
* Qualys Inc.	179,746	6,864
* Sykes Enterprises Inc.	241,385	6,790
Badger Meter Inc.	196,033	6,569
Brooks Automation Inc.	482,481	6,567
* ScanSource Inc.	179,694	6,559
* Rofin-Sinar Technologies Inc.	196,049	6,309
ADTRAN Inc.	326,949	6,258
ManTech International Corp. Class A	164,359	6,195
* Kulicke & Soffa Industries Inc.	473,317	6,120
Monotype Imaging Holdings Inc.	265,326	5,866
* Bottomline Technologies de Inc.	246,827	5,754
* Diodes Inc.	257,363	5,492
DTS Inc.	125,041	5,319
* Ixia	424,736	5,309
* Veeco Instruments Inc.	270,087	5,302
* TTM Technologies Inc.	460,011	5,267
MTS Systems Corp.	108,861	5,011
* Super Micro Computer Inc.	209,884	4,905
* CEVA Inc.	138,805	4,868
* Perficient Inc.	236,965	4,775
CTS Corp.	248,953	4,630
* Virtusa Corp.	180,172	4,447
* Ultratech Inc.	191,508	4,420
* FARO Technologies Inc.	114,997	4,134
* Rudolph Technologies Inc.	232,559	4,126
* ePlus Inc.	41,337	3,903
* Nanometrics Inc.	170,528	3,810
Epiq Systems Inc.	218,403	3,601
* Harmonic Inc.	583,877	3,462
* XO Group Inc.	178,247	3,445
* VASCO Data Security International Inc.	193,910	3,415

* CalAmp Corp.	240,100	3,349
TeleTech Holdings Inc.	110,849	3,213
* Exar Corp.	341,138	3,176
* Blucora Inc.	281,245	3,150
Forrester Research Inc.	80,637	3,137
Cohu Inc.	265,323	3,115
Park Electrochemical Corp.	162,004	2,814
* LivePerson Inc.	333,778	2,807
* DSP Group Inc.	220,899	2,653
Daktronics Inc.	271,907	2,594
* DHI Group Inc.	294,955	2,327
* Cray Inc.	94,628	2,228
* Digi International Inc.	187,903	2,142
* Tangoe Inc.	246,726	2,035
* Monster Worldwide Inc.	550,672	1,988
Comtech Telecommunications Corp.	154,939	1,985
* Agilysys Inc.	174,609	1,942
* Liquidity Services Inc.	162,247	1,824
Bel Fuse Inc. Class B	69,931	1,688
* Electro Scientific Industries Inc.	277,572	1,565
Black Box Corp.	108,888	1,514
* Kopin Corp.	309,147	674
* QuinStreet Inc.	184,162	556
* Ciber Inc.	402,109	462
		708,106
Materials (5.8%)
Chemours Co.	1,221,293	19,541
Balchem Corp.	205,547	15,936
HB Fuller Co.	326,232	15,160
* Ingevity Corp.	279,350	12,878
* Stillwater Mining Co.	828,297	11,066
KapStone Paper and Packaging Corp.	561,115	10,616
Innospec Inc.	155,861	9,478
Kaiser Aluminum Corp.	108,509	9,385
Neenah Paper Inc.	112,232	8,868
Quaker Chemical Corp.	82,805	8,772
Stepan Co.	119,128	8,656
Schweitzer-Mauduit International Inc.	217,677	8,394
* Clearwater Paper Corp.	119,485	7,727
* Kraton Corp.	220,445	7,724
* Headwaters Inc.	453,530	7,674
* AK Steel Holding Corp.	1,572,605	7,596
* Boise Cascade Co.	255,258	6,484
PH Glatfelter Co.	297,715	6,455
A Schulman Inc.	189,662	5,523
Deltic Timber Corp.	80,129	5,427
* Flotek Industries Inc.	360,553	5,242
Calgon Carbon Corp.	327,625	4,970
Innophos Holdings Inc.	123,181	4,808
* Koppers Holdings Inc.	134,029	4,313
* US Concrete Inc.	86,643	3,991
Rayonier Advanced Materials Inc.	297,986	3,984
Materion Corp.	129,701	3,983
SunCoke Energy Inc.	414,217	3,322
* Century Aluminum Co.	470,516	3,270
Tredegar Corp.	175,098	3,255
Hawkins Inc.	67,670	2,932

* TimkenSteel Corp.	265,094	2,770
Haynes International Inc.	73,670	2,734
American Vanguard Corp.	162,223	2,605
Myers Industries Inc.	139,627	1,814
FutureFuel Corp.	150,785	1,701
Olympic Steel Inc.	67,523	1,492
* Intrepid Potash Inc.	532,211	601
* LSB Industries Inc.	1,311	11
		251,158
Other (3.2%)
2 Vanguard REIT ETF	1,600,000	138,784
* Gerber Scientific Inc. CVR	110,699	—
		138,784
Real Estate (4.1%)
CoreSite Realty Corp.	183,734	13,604
Kite Realty Group Trust	382,093	10,592
GEO Group Inc.	434,752	10,338
DiamondRock Hospitality Co.	1,135,358	10,332
Cousins Properties Inc.	907,992	9,479
Acadia Realty Trust	260,654	9,446
Sabra Health Care REIT Inc.	344,776	8,681
EastGroup Properties Inc.	102,659	7,552
Pennsylvania REIT	319,150	7,350
Retail Opportunity Investments Corp.	323,392	7,102
Government Properties Income Trust	303,574	6,867
Lexington Realty Trust	636,751	6,559
PS Business Parks Inc.	56,900	6,462
HFF Inc. Class A	214,167	5,930
Parkway Properties Inc.	343,706	5,846
LTC Properties Inc.	109,707	5,704
Chesapeake Lodging Trust	245,333	5,618
American Assets Trust Inc.	118,095	5,123
Summit Hotel Properties Inc.	347,110	4,568
Franklin Street Properties Corp.	361,045	4,549
Four Corners Property Trust Inc.	207,607	4,428
RE/MAX Holdings Inc. Class A	93,220	4,081
Agree Realty Corp.	66,263	3,276
Saul Centers Inc.	42,134	2,806
Universal Health Realty Income Trust	43,915	2,768
CareTrust REIT Inc.	154,527	2,284
* Forestar Group Inc.	191,590	2,243
Urstadt Biddle Properties Inc. Class A	98,615	2,191
Getty Realty Corp.	83,857	2,007
Cedar Realty Trust Inc.	223,827	1,612
		179,398
Telecommunication Services (1.0%)
Cogent Communications Holdings Inc.	268,526	9,884
Consolidated Communications Holdings Inc.	316,759	7,995
* Cincinnati Bell Inc.	1,337,222	5,456
ATN International Inc.	71,880	4,675
* Iridium Communications Inc.	569,124	4,616
Inteliquent Inc.	227,294	3,668
* General Communication Inc. Class A	187,773	2,582
* Lumos Networks Corp.	169,799	2,377
Spok Holdings Inc.	132,027	2,353
		43,606

Utilities (3.3%)
	Piedmont Natural Gas Co. Inc.			530,905	31,876
	Spire Inc.			298,482	19,025
	ALLETE Inc.			311,771	18,588
	Avista Corp.			356,812	14,911
	South Jersey Industries Inc.			503,139	14,868
	El Paso Electric Co.			274,186	12,824
	California Water Service Group			332,780	10,679
	Northwest Natural Gas Co.			177,580	10,674
	American States Water Co.			238,161	9,538
					142,983
Total Common Stocks (Cost $3,033,015)					4,354,644
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.2%)
3	Vanguard Market Liquidity Fund	0.640%		91,220	9,123

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.370%	10/7/16	300	300
4	Federal Home Loan Bank Discount Notes	0.340%	11/16/16	300	300
4,5 Federal Home Loan Bank Discount Notes		0.481%	2/17/17	100	100
5	United States Treasury Bill	0.320%–0.365%	12/8/16	500	500
					1,200
Total Temporary Cash Investments (Cost $10,323)					10,323
Total Investments (100.0%) (Cost $3,043,338)					4,364,967
Other Assets and Liabilities-Net (0.0%)					1,728
Net Assets (100%)					4,366,695

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing

Tax-Managed Small-Cap Fund

services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,354,644	—	—
Temporary Cash Investments	9,123	1,200	—
Futures Contracts—Assets[1]	115	—	—
Total	4,363,882	1,200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Tax-Managed Small-Cap Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	95	11,859	(17)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $3,043,338,000. Net unrealized appreciation of investment securities for tax purposes was $1,321,629,000, consisting of unrealized gains of $1,368,392,000 on securities that had risen in value since their purchase and $46,763,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Australia (6.4%)
Commonwealth Bank of Australia	6,710,233	373,194
Westpac Banking Corp.	13,126,486	298,412
Australia & New Zealand Banking Group Ltd.	11,482,015	243,804
National Australia Bank Ltd.	10,449,620	223,830
BHP Billiton Ltd.	12,681,369	219,389
Wesfarmers Ltd.	4,421,774	149,597
CSL Ltd.	1,808,532	148,526
Woolworths Ltd.	5,004,548	89,404
Macquarie Group Ltd.	1,216,871	76,655
Scentre Group	20,205,643	72,849
Transurban Group	8,057,115	70,262
Telstra Corp. Ltd.	17,023,853	67,613
Rio Tinto Ltd.	1,674,827	66,431
Woodside Petroleum Ltd.	2,896,768	63,686
Brambles Ltd.	6,242,082	57,397
Westfield Corp.	7,641,248	56,977
Amcor Ltd.	4,576,340	53,213
Newcrest Mining Ltd.	3,012,894	50,053
Suncorp Group Ltd.	5,081,937	47,238
AMP Ltd.	11,588,797	47,013
Insurance Australia Group Ltd.	9,589,040	40,262
Goodman Group	7,032,245	39,282
AGL Energy Ltd.	2,667,544	38,965
South32 Ltd.	21,008,790	38,927
QBE Insurance Group Ltd.	5,420,066	38,669
Stockland	9,444,126	34,471
Vicinity Centres	13,007,707	31,645
Ramsay Health Care Ltd.	510,691	31,022
Aristocrat Leisure Ltd.	2,508,186	30,427
APA Group	4,413,782	28,853
Origin Energy Ltd.	6,907,882	28,818
ASX Ltd.	758,081	28,021
Aurizon Holdings Ltd.	7,779,381	28,019
James Hardie Industries plc	1,764,447	27,677
GPT Group	7,094,514	27,533
Sonic Healthcare Ltd.	1,628,646	27,511
Caltex Australia Ltd.	1,033,257	27,275
Dexus Property Group	3,832,499	26,949
Oil Search Ltd.	4,632,929	25,351
Mirvac Group	14,584,608	25,057
Treasury Wine Estates Ltd.	2,914,375	24,661
Cochlear Ltd.	224,781	24,367
Fortescue Metals Group Ltd.	6,347,072	24,182
LendLease Group	2,181,169	23,521
Sydney Airport	4,340,070	23,320
Medibank Pvt Ltd.	10,892,370	20,720
DUET Group	9,678,686	18,635
Santos Ltd.	6,482,347	18,230
Challenger Ltd.	2,255,978	17,605

Orica Ltd.	1,470,738	17,158
Coca-Cola Amatil Ltd.	2,134,048	16,772
SEEK Ltd.	1,358,464	16,226
Healthscope Ltd.	6,847,621	16,223
Tatts Group Ltd.	5,763,983	16,131
Computershare Ltd.	1,919,976	15,199
Boral Ltd.	2,926,271	15,168
Star Entertainment Grp Ltd.	3,252,351	15,041
Bendigo & Adelaide Bank Ltd.	1,817,764	15,015
Crown Resorts Ltd.	1,490,948	15,000
Incitec Pivot Ltd.	6,599,376	14,312
BlueScope Steel Ltd.	2,257,502	13,413
Domino's Pizza Enterprises Ltd.	243,700	13,158
Bank of Queensland Ltd.	1,504,986	13,116
Tabcorp Holdings Ltd.	3,275,116	12,535
Orora Ltd.	4,759,046	11,497
Vocus Communications Ltd.	2,329,627	11,189
Alumina Ltd.	9,927,675	11,120
Ansell Ltd.	581,330	10,260
JB Hi-Fi Ltd.	456,822	10,175
Qantas Airways Ltd.	3,983,573	9,556
ALS Ltd.	2,001,911	9,180
REA Group Ltd.	209,304	9,074
Link Administration Holdings Ltd.	1,400,500	8,877
AusNet Services	6,987,024	8,790
TPG Telecom Ltd.	1,314,221	8,721
* Mayne Pharma Group Ltd.	5,586,266	8,577
CIMIC Group Ltd.	385,703	8,529
Harvey Norman Holdings Ltd.	2,132,790	8,513
Investa Office Fund	2,311,798	8,097
Northern Star Resources Ltd.	2,306,302	8,033
carsales.com Ltd.	860,658	7,919
Iluka Resources Ltd.	1,641,902	7,916
^ IOOF Holdings Ltd.	1,184,038	7,880
Qube Holdings Ltd.	4,387,000	7,848
DuluxGroup Ltd.	1,548,403	7,837
Adelaide Brighton Ltd.	1,790,158	7,610
Evolution Mining Ltd.	4,026,400	7,512
Downer EDI Ltd.	1,696,241	7,071
Macquarie Atlas Roads Group	1,817,341	6,966
Magellan Financial Group Ltd.	415,328	6,920
Charter Hall Group	1,705,573	6,688
Fairfax Media Ltd.	9,123,875	6,623
Perpetual Ltd.	176,884	6,346
nib holdings Ltd.	1,731,219	6,214
^ Flight Centre Travel Group Ltd.	221,562	6,206
^ Independence Group NL	1,866,048	6,066
* Metcash Ltd.	3,719,263	5,990
BT Investment Management Ltd.	841,569	5,765
Primary Health Care Ltd.	1,894,218	5,761
OZ Minerals Ltd.	1,228,234	5,737
* WorleyParsons Ltd.	857,196	5,497
CSR Ltd.	1,974,114	5,489
Regis Resources Ltd.	1,865,491	5,392
Sigma Pharmaceuticals Ltd.	4,725,470	5,141
Nufarm Ltd.	704,621	5,071
Shopping Centres Australasia Property Group	2,868,258	4,952

	Navitas Ltd.	1,210,812	4,847
	BWP Trust	1,920,635	4,726
	Mineral Resources Ltd.	554,025	4,714
	Sims Metal Management Ltd.	658,575	4,696
	InvoCare Ltd.	437,175	4,670
	Aveo Group	1,759,123	4,660
*,^ St. Barbara Ltd.		1,944,170	4,645
	Bapcor Ltd.	991,247	4,606
^	Blackmores Ltd.	51,145	4,585
	IRESS Ltd.	502,981	4,561
	Super Retail Group Ltd.	576,259	4,499
	GrainCorp Ltd. Class A	746,182	4,490
	Charter Hall Retail REIT	1,370,922	4,447
	Sirtex Medical Ltd.	182,808	4,430
*	Whitehaven Coal Ltd.	2,334,246	4,399
	Cromwell Property Group	5,906,977	4,257
	Premier Investments Ltd.	328,678	3,915
	Ardent Leisure Group	1,797,357	3,824
	ARB Corp. Ltd.	256,346	3,584
	Cleanaway Waste Management Ltd.	4,151,552	3,569
^	G8 Education Ltd.	1,522,131	3,555
^	Platinum Asset Management Ltd.	912,846	3,530
	Spotless Group Holdings Ltd.	4,264,330	3,503
*,^ Aconex Ltd.		673,364	3,465
	Breville Group Ltd.	510,234	3,428
	Beach Energy Ltd.	6,668,687	3,405
	Pact Group Holdings Ltd.	679,143	3,298
	Steadfast Group Ltd.	1,870,344	3,273
	Webjet Ltd.	359,639	3,199
*,^ Syrah Resources Ltd.		951,530	3,197
*	Saracen Mineral Holdings Ltd.	2,955,364	3,186
	Southern Cross Media Group Ltd.	2,746,234	3,087
	Retail Food Group Ltd.	576,294	3,084
	Altium Ltd.	430,343	3,043
	SAI Global Ltd.	839,501	2,992
	Automotive Holdings Group Ltd.	886,007	2,909
^	Myer Holdings Ltd.	3,191,624	2,855
	Mantra Group Ltd.	1,135,114	2,814
	Abacus Property Group	1,248,127	2,764
	GUD Holdings Ltd.	338,708	2,740
	APN Outdoor Group Ltd.	633,591	2,686
2	MYOB Group Ltd.	929,628	2,671
*	NEXTDC Ltd.	807,386	2,617
	Resolute Mining Ltd.	1,775,166	2,614
	Eclipx Group Ltd.	834,118	2,605
	Technology One Ltd.	559,694	2,561
	Brickworks Ltd.	237,141	2,531
	Bega Cheese Ltd.	485,032	2,472
^	Monadelphous Group Ltd.	350,261	2,445
*	Nanosonics Ltd.	912,495	2,374
	Costa Group Holdings Ltd.	1,014,399	2,328
^	Bellamy's Australia Ltd.	231,841	2,318
	Sandfire Resources NL	594,516	2,304
	GWA Group Ltd.	1,038,619	2,289
	National Storage REIT	1,855,260	2,288
	Seven Group Holdings Ltd.	346,027	2,281
*,^ Western Areas Ltd.		1,008,786	2,239

*	Orocobre Ltd.	763,964	2,187
	Australian Pharmaceutical Industries Ltd.	1,423,452	2,107
	Credit Corp. Group Ltd.	147,003	2,101
	oOh!media Ltd.	540,414	2,066
	Seven West Media Ltd.	3,646,109	2,046
	Nine Entertainment Co. Holdings Ltd.	2,447,714	1,985
	McMillan Shakespeare Ltd.	216,216	1,963
	Genworth Mortgage Insurance Australia Ltd.	938,681	1,938
	FlexiGroup Ltd.	1,064,761	1,900
*	Australian Agricultural Co. Ltd.	1,509,191	1,896
	Growthpoint Properties Australia Ltd.	707,452	1,860
^	Gateway Lifestyle	1,101,756	1,814
	IDP Education Ltd.	489,436	1,783
	iSentia Group Ltd.	604,104	1,778
	Tassal Group Ltd.	570,397	1,765
^	IPH Ltd.	403,098	1,760
^	Regis Healthcare Ltd.	524,508	1,755
	Asaleo Care Ltd.	1,427,271	1,749
	Corporate Travel Management Ltd.	128,685	1,743
^	Estia Health Ltd.	682,791	1,742
	SmartGroup Corp. Ltd.	312,068	1,721
*,^ Galaxy Resources Ltd.		6,810,031	1,713
*	APN News & Media Ltd.	638,779	1,675
	Folkestone Education Trust	829,499	1,655
	360 Capital Industrial Fund	799,874	1,613
*,^ Perseus Mining Ltd.		3,950,302	1,602
^	Greencross Ltd.	322,585	1,596
*,^ Gold Road Resources Ltd.		3,275,080	1,544
*	Pilbara Minerals Ltd.	4,085,490	1,526
^	Japara Healthcare Ltd.	971,637	1,524
^	Cover-More Group Ltd.	1,345,439	1,505
^	TFS Corp. Ltd.	1,306,371	1,495
^	RCG Corp. Ltd.	1,170,835	1,465
^	Ingenia Communities Group	664,398	1,428
	Virtus Health Ltd.	233,832	1,381
	SG Fleet Group Ltd.	415,051	1,359
	Arena REIT	900,043	1,358
*	Beadell Resources Ltd.	4,265,826	1,329
	Village Roadshow Ltd.	345,143	1,312
	GDI Property Group	1,787,933	1,309
	Hotel Property Investments	568,372	1,306
*	Bradken Ltd.	697,293	1,295
	Programmed Maintenance Services Ltd.	1,034,618	1,291
	Cabcharge Australia Ltd.	479,910	1,258
*	Infigen Energy	2,029,503	1,254
^	BWX Ltd.	333,903	1,253
^	OFX Group Ltd.	858,150	1,250
^	Select Harvests Ltd.	282,419	1,232
*,^ Ten Network Holdings Ltd.		1,142,310	1,208
	Collins Foods Ltd.	341,122	1,184
	Blue Sky Alternative Investments Ltd.	199,745	1,146
	WPP AUNZ Ltd.	1,334,388	1,122
*,^ Highfield Resources Ltd.		1,138,526	1,117
*,^ UGL Ltd.		660,577	1,085
	Ainsworth Game Technology Ltd.	587,488	1,014
	Astro Japan Property Group	184,651	1,001
*,^ Liquefied Natural Gas Ltd.		1,898,336	929

MACA Ltd.	696,866	927
* AWE Ltd.	1,944,338	926
RCR Tomlinson Ltd.	420,679	905
Tox Free Solutions Ltd.	501,770	883
*,^ Senex Energy Ltd.	4,721,911	878
Reject Shop Ltd.	107,977	876
*,^ Karoon Gas Australia Ltd.	853,724	873
*,^ Mesoblast Ltd.	1,010,007	870
^ CSG Ltd.	826,321	805
Cedar Woods Properties Ltd.	213,753	802
Thorn Group Ltd.	653,172	763
*,^ Starpharma Holdings Ltd.	1,503,204	750
*,^ Cardno Ltd.	1,060,529	732
*,^ Paladin Energy Ltd.	6,058,533	697
*,^ Lynas Corp. Ltd.	14,730,707	622
* Mount Gibson Iron Ltd.	2,444,463	546
* Bapcor Ltd.	113,422	526
ERM Power Ltd.	486,128	431
*,^ Billabong International Ltd.	415,982	401
*,^ MMA Offshore Ltd.	1,391,717	386
Decmil Group Ltd.	477,455	383
* Watpac Ltd.	571,456	374
*,^ Slater & Gordon Ltd.	1,217,032	350
SMS Management & Technology Ltd.	249,012	336
* NZME Ltd.	638,779	332
Cash Converters International Ltd.	1,269,011	312
* Resolute Mining Ltd.	206,177	311
*,^ Capitol Health Ltd.	1,842,089	184
* Kingsgate Consolidated Ltd.	492,059	154
* Acrux Ltd.	596,723	151
*,^ Arrium Ltd.	8,838,238	149
New Hope Corp. Ltd.	29,900	40
* Horizon Oil Ltd.	774,302	24
		4,137,356
Austria (0.3%)
Erste Group Bank AG	1,135,256	33,623
OMV AG	567,457	16,333
voestalpine AG	449,836	15,552
ANDRITZ AG	282,395	15,371
BUWOG AG	352,896	9,549
IMMOFINANZ AG	3,592,247	8,434
Wienerberger AG	459,125	7,796
* Raiffeisen Bank International AG	462,921	7,049
CA Immobilien Anlagen AG	291,323	5,554
Conwert Immobilien Invest SE	283,018	5,327
Oesterreichische Post AG	132,345	4,682
Lenzing AG	39,751	4,643
Verbund AG	261,252	4,358
Mayr Melnhof Karton AG	31,009	3,410
Vienna Insurance Group AG Wiener Versicherung Gruppe	155,300	3,152
Telekom Austria AG Class A	548,692	3,101
UNIQA Insurance Group AG	439,901	2,859
Schoeller-Bleckmann Oilfield Equipment AG	43,015	2,851
RHI AG	101,141	2,688
Zumtobel Group AG	111,790	2,159
S IMMO AG	204,831	2,156
DO & CO AG	25,415	2,078

	Strabag SE	61,886	2,065
	EVN AG	118,890	1,409
	Palfinger AG	41,030	1,190
	Flughafen Wien AG	39,865	984
	Semperit AG Holding	35,628	973
	Kapsch TrafficCom AG	20,376	910
			170,256
Belgium (1.2%)
	Anheuser-Busch InBev SA/NV	3,152,766	413,878
*	KBC Group NV	1,088,576	63,368
	UCB SA	476,800	36,866
	Solvay SA Class A	279,015	32,246
	Ageas	791,128	28,852
	Groupe Bruxelles Lambert SA	307,637	27,274
	Umicore SA	366,183	22,966
	Proximus SADP	558,236	16,655
	Colruyt SA	261,840	14,519
	Ackermans & van Haaren NV	98,276	13,022
	bpost SA	397,885	10,765
*	Telenet Group Holding NV	194,531	10,146
	Cofinimmo SA	78,764	9,795
	Ontex Group NV	287,422	9,118
	Sofina SA	60,845	8,680
	Bekaert SA	135,965	6,200
	Melexis NV	85,562	6,141
	Warehouses De Pauw CVA	55,661	5,524
	Elia System Operator SA/NV	106,354	5,434
	D'ieteren SA/NV	107,751	5,017
	Befimmo SA	76,221	4,604
	Gimv NV	75,740	4,018
	Ion Beam Applications	78,976	4,010
	Euronav NV	504,594	3,854
*	Aedifica SA	43,332	3,760
^	Econocom Group SA/NV	208,280	3,128
*	Tessenderlo Chemie NV (Voting Shares)	92,376	3,086
	Cie d'Entreprises CFE	27,753	3,051
*	Orange Belgium SA	111,556	2,728
*,^ Nyrstar (Voting Shares)		362,531	2,665
	Barco NV	29,961	2,349
	Kinepolis Group NV	50,270	2,338
*	KBC Ancora	60,245	2,206
*	AGFA-Gevaert NV	645,577	2,030
	Van de Velde NV	27,274	1,971
	EVS Broadcast Equipment SA	36,451	1,465
	Wereldhave Belgium NV	8,056	1,001
			794,730
Canada (8.4%)
	Royal Bank of Canada	5,847,584	362,190
	Toronto-Dominion Bank	7,289,681	323,603
	Bank of Nova Scotia	4,779,958	253,289
	Suncor Energy Inc.	6,574,448	182,508
	Canadian National Railway Co.	2,723,758	178,048
	Bank of Montreal	2,535,530	166,149
	Enbridge Inc.	3,651,963	160,503
^	TransCanada Corp.	3,158,089	149,991
	Canadian Natural Resources Ltd.	4,331,124	138,456

Brookfield Asset Management Inc. Class A	3,525,900	123,976
Canadian Imperial Bank of Commerce	1,558,900	120,879
Manulife Financial Corp.	7,781,500	109,787
^ Canadian Pacific Railway Ltd.	596,935	91,086
Barrick Gold Corp.	4,599,200	81,436
Sun Life Financial Inc.	2,412,392	78,498
Alimentation Couche-Tard Inc. Class B	1,557,350	75,473
Magna International Inc.	1,479,600	63,517
Rogers Communications Inc. Class B	1,430,400	60,685
Goldcorp Inc.	3,367,300	55,568
Thomson Reuters Corp.	1,338,460	55,346
Potash Corp. of Saskatchewan Inc.	3,317,300	53,984
Fairfax Financial Holdings Ltd.	90,996	53,318
BCE Inc.	1,135,900	52,459
^ Agrium Inc.	545,606	49,427
Franco-Nevada Corp.	699,688	48,884
* CGI Group Inc. Class A	1,012,800	48,241
Agnico Eagle Mines Ltd.	884,068	47,810
Cenovus Energy Inc.	3,290,800	47,232
National Bank of Canada	1,329,181	47,131
Silver Wheaton Corp.	1,736,261	46,902
Pembina Pipeline Corp.	1,530,200	46,631
Loblaw Cos. Ltd.	902,000	46,408
Restaurant Brands International Inc.	892,006	39,775
Intact Financial Corp.	521,500	37,699
Encana Corp.	3,593,096	37,548
Fortis Inc.	1,110,400	35,708
Saputo Inc.	1,003,246	34,863
Shaw Communications Inc. Class B	1,650,600	33,781
Waste Connections Inc.	450,667	33,665
Teck Resources Ltd. Class B	1,860,500	33,538
^ Imperial Oil Ltd.	1,041,130	32,568
Dollarama Inc.	404,916	31,614
Open Text Corp.	480,596	31,130
Metro Inc.	940,700	30,882
* Valeant Pharmaceuticals International Inc.	1,253,300	30,751
Power Corp. of Canada	1,387,300	29,386
Great-West Lifeco Inc.	1,185,000	29,165
Constellation Software Inc.	62,732	28,279
Inter Pipeline Ltd.	1,315,100	27,767
Canadian Tire Corp. Ltd. Class A	275,459	27,585
Crescent Point Energy Corp.	1,983,490	26,155
Gildan Activewear Inc.	927,100	25,892
RioCan REIT	1,245,000	25,831
TELUS Corp.	780,600	25,757
* Seven Generations Energy Ltd. Class A	1,041,792	25,077
^ ARC Resources Ltd.	1,378,600	24,936
CCL Industries Inc. Class B	129,000	24,838
SNC-Lavalin Group Inc.	595,100	23,374
Keyera Corp.	718,234	23,223
First Quantum Minerals Ltd.	2,723,521	22,545
* Tourmaline Oil Corp.	803,600	21,769
^ Power Financial Corp.	929,200	21,531
Canadian Utilities Ltd. Class A	761,600	21,490
Onex Corp.	324,200	20,879
* Kinross Gold Corp.	4,911,479	20,702
Element Financial Corp.	1,518,800	19,009

	H&R REIT	1,109,000	18,960
	Waste Connections Inc.	247,890	18,489
	CI Financial Corp.	909,000	17,439
	George Weston Ltd.	200,800	16,750
^	AltaGas Ltd.	640,000	16,459
^	PrairieSky Royalty Ltd.	805,458	16,423
	Yamana Gold Inc.	3,742,200	16,116
*	BlackBerry Ltd.	1,975,500	15,750
^	Vermilion Energy Inc.	405,800	15,719
^	Peyto Exploration & Development Corp.	558,600	15,677
	Tahoe Resources Inc.	1,201,832	15,408
	CAE Inc.	1,064,500	15,116
*	Detour Gold Corp.	683,400	14,867
	Industrial Alliance Insurance & Financial Services Inc.	404,815	14,573
*	Husky Energy Inc.	1,186,800	14,537
2	Hydro One Ltd.	677,700	13,379
^	Cameco Corp.	1,549,280	13,238
	Methanex Corp.	356,563	12,703
^	Veresen Inc.	1,217,800	12,438
^	Canadian Apartment Properties REIT	532,300	12,424
	Finning International Inc.	665,700	12,381
^	WSP Global Inc.	391,600	12,336
	Ritchie Bros Auctioneers Inc.	350,600	12,285
^	Smart REIT	433,300	11,675
	Whitecap Resources Inc.	1,384,522	11,566
*	Eldorado Gold Corp.	2,810,200	11,053
	Atco Ltd.	298,774	10,617
^	Cineplex Inc.	271,906	10,479
*	Bombardier Inc. Class B	7,590,555	10,414
^	Enbridge Income Fund Holdings Inc.	395,900	10,260
	Quebecor Inc. Class B	333,000	10,120
	Canadian REIT	281,500	10,097
^	IGM Financial Inc.	371,700	10,035
	Pan American Silver Corp.	564,500	9,939
*	Lundin Mining Corp.	2,485,800	9,834
	Stantec Inc.	411,100	9,661
*	B2Gold Corp.	3,657,800	9,591
*	Turquoise Hill Resources Ltd.	3,147,900	9,310
^	DH Corp.	420,900	9,098
^	Algonquin Power & Utilities Corp.	1,015,877	9,098
	Empire Co. Ltd.	608,700	9,080
	MacDonald Dettwiler & Associates Ltd.	146,300	8,921
	Allied Properties REIT	310,181	8,909
^	Parkland Fuel Corp.	376,100	8,867
*	New Gold Inc.	2,005,400	8,698
	Chartwell Retirement Residences	708,800	8,536
	Alamos Gold Inc.	1,032,800	8,502
	Linamar Corp.	201,515	8,414
	Toromont Industries Ltd.	270,700	8,076
^	Northland Power Inc.	425,200	7,921
^	TransForce Inc.	376,260	7,792
	Cott Corp.	543,589	7,736
	Cominar REIT	659,525	7,671
^	Gibson Energy Inc.	556,529	7,483
*	Parex Resources Inc.	585,900	7,436
*,^ Amaya Inc.		448,440	7,263
^	West Fraser Timber Co. Ltd.	234,600	7,230

	OceanaGold Corp.	2,403,000	7,217
*	IAMGOLD Corp.	1,782,604	7,201
	TMX Group Ltd.	156,274	7,177
*	Torex Gold Resources Inc.	331,466	7,170
	Emera Inc.	198,112	7,144
*	Raging River Exploration Inc.	851,000	6,979
	Maple Leaf Foods Inc.	294,800	6,766
^	Canadian Western Bank	348,200	6,702
*,^ First Majestic Silver Corp.		641,200	6,613
*	Descartes Systems Group Inc.	296,900	6,389
^	Boardwalk REIT	161,000	6,351
^	First Capital Realty Inc.	377,200	6,319
	ShawCor Ltd.	250,100	6,171
	FirstService Corp.	130,465	6,068
^	Capital Power Corp.	383,600	6,029
	Enerplus Corp.	938,600	6,024
*	Birchcliff Energy Ltd.	850,414	5,951
	Colliers International Group Inc.	140,881	5,914
^	Hudson's Bay Co.	459,600	5,906
*,^ Pretium Resources Inc.		569,291	5,845
	Stella-Jones Inc.	167,944	5,826
	Granite REIT	189,435	5,787
^	New Flyer Industries Inc.	189,200	5,686
*	Silver Standard Resources Inc.	464,965	5,603
^	Dream Office REIT	428,000	5,520
	Artis REIT	571,767	5,408
^	Home Capital Group Inc. Class B	261,100	5,373
*	SEMAFO Inc.	1,286,157	5,353
*	Advantage Oil & Gas Ltd.	761,832	5,342
*,^ ProMetic Life Sciences Inc.		2,388,600	5,316
*,^ NovaGold Resources Inc.		945,200	5,281
*	Celestica Inc.	482,800	5,222
^	Superior Plus Corp.	568,646	5,115
	TransAlta Corp.	1,132,200	5,031
^	Mullen Group Ltd.	399,495	5,012
^	Innergex Renewable Energy Inc.	444,796	4,963
	Precision Drilling Corp.	1,140,500	4,764
	Laurentian Bank of Canada	126,800	4,738
^	TORC Oil & Gas Ltd.	755,542	4,647
	Osisko Gold Royalties Ltd.	423,426	4,635
	Endeavour Mining Corp.	238,400	4,630
	Enercare Inc.	318,495	4,581
	Manitoba Telecom Services Inc.	156,700	4,503
	Jean Coutu Group PJC Inc. Class A	290,500	4,457
^	Corus Entertainment Inc. Class B	471,635	4,368
^	Secure Energy Services Inc.	615,863	4,352
	Norbord Inc.	168,100	4,318
	Westshore Terminals Investment Corp.	235,800	4,287
	Russel Metals Inc.	253,600	4,050
	TransAlta Renewables Inc.	356,209	3,999
^	Genworth MI Canada Inc.	155,300	3,996
	Winpak Ltd.	118,700	3,966
	Dominion Diamond Corp.	404,769	3,934
	Canadian Energy Services & Technology Corp.	971,100	3,842
	HudBay Minerals Inc.	960,344	3,799
	Aimia Inc.	598,700	3,769
	Enerflex Ltd.	347,543	3,727

^	North West Co. Inc.	187,500	3,693
	Centerra Gold Inc.	647,300	3,547
*,^ Baytex Energy Corp.		831,800	3,531
*,^ Penn West Petroleum Ltd.		1,953,089	3,498
*	Canfor Corp.	311,900	3,464
	Pason Systems Inc.	269,000	3,443
^	Pengrowth Energy Corp.	2,179,700	3,439
*,^ Gran Tierra Energy Inc.		1,141,900	3,421
	Nevsun Resources Ltd.	1,130,295	3,420
	Transcontinental Inc. Class A	247,300	3,321
^	Aecon Group Inc.	221,700	3,062
*	NuVista Energy Ltd.	591,700	3,049
^	Northview Apartment REIT	181,800	3,032
*	Great Canadian Gaming Corp.	174,000	3,029
	Enghouse Systems Ltd.	73,900	2,961
*	Crew Energy Inc.	558,400	2,920
	Ensign Energy Services Inc.	501,400	2,866
*,^ MEG Energy Corp.		597,200	2,699
*	ATS Automation Tooling Systems Inc.	321,900	2,699
	Dorel Industries Inc. Class B	99,600	2,681
	Just Energy Group Inc.	525,900	2,666
*,^ Kelt Exploration Ltd.		583,900	2,577
^	Extendicare Inc.	355,500	2,563
	Cascades Inc.	254,500	2,489
*	China Gold International Resources Corp. Ltd.	961,200	2,352
*	Paramount Resources Ltd. Class A	203,700	2,289
	Bonterra Energy Corp.	114,000	2,260
*	Alacer Gold Corp.	897,500	2,244
	Cogeco Communications Inc.	44,600	2,202
*,^ Sierra Wireless Inc.		123,900	1,787
	Martinrea International Inc.	284,000	1,764
^	AutoCanada Inc.	101,250	1,709
	Morguard REIT	132,100	1,586
	Canaccord Genuity Group Inc.	415,600	1,492
*,^ Athabasca Oil Corp.		1,408,500	1,385
^	First National Financial Corp.	53,800	1,311
*	DREAM Unlimited Corp. Class A	198,300	1,094
^	Sprott Inc.	585,901	1,081
^	Concordia International Corp.	215,475	964
*,^ Avigilon Corp.		141,000	934
*	Pacific Exploration and Production Corp.	743,900	363
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	8
			5,439,007
Denmark (1.5%)
	Novo Nordisk A/S Class B	7,293,825	303,901
	Danske Bank A/S	2,947,318	86,312
	Vestas Wind Systems A/S	866,067	71,554
	Pandora A/S	436,873	52,973
	Carlsberg A/S Class B	416,705	39,811
	Novozymes A/S	876,509	38,548
*	Genmab A/S	214,001	36,672
	DSV A/S	731,878	36,548
	AP Moeller - Maersk A/S Class B	24,434	35,940
	Coloplast A/S Class B	397,887	30,855
	ISS A/S	732,756	30,486
	AP Moeller - Maersk A/S Class A	17,230	24,282
	Chr Hansen Holding A/S	347,544	20,659

*	TDC A/S	3,156,427	18,611
*,2 DONG Energy A/S		313,427	13,037
	Jyske Bank A/S	278,162	13,013
	GN Store Nord A/S	582,460	12,563
	William Demant Holding A/S	458,699	9,363
	Tryg A/S	452,228	9,101
	Sydbank A/S	275,549	8,399
	SimCorp A/S	136,377	7,943
	Royal Unibrew A/S	157,007	7,763
*	Topdanmark A/S	275,534	7,731
*	H Lundbeck A/S	234,329	7,696
^	FLSmidth & Co. A/S	192,657	7,247
	NKT Holding A/S	95,654	6,186
	Dfds A/S	119,724	6,076
	Ambu A/S Class B	91,185	4,914
*	Bavarian Nordic A/S	120,080	4,546
	Rockwool International A/S Class B	24,790	4,470
	ALK-Abello A/S	24,046	3,403
2	Scandinavian Tobacco Group A/S	192,310	3,283
	Spar Nord Bank A/S	316,506	3,064
	Schouw & Co. AB	46,042	3,010
	Matas A/S	133,942	2,511
	Alm Brand A/S	275,699	2,109
*,^ Bang & Olufsen A/S		130,518	1,349
	Solar A/S Class B	22,356	1,276
*,^ D/S Norden A/S		29,900	428
			977,633
Finland (1.0%)
	Nokia Oyj	22,591,342	130,942
	Sampo Oyj Class A	1,858,996	82,692
	Kone Oyj Class B	1,500,622	76,141
	UPM-Kymmene Oyj	2,101,951	44,388
	Fortum Oyj	1,763,486	28,486
	Wartsila OYJ Abp	616,724	27,759
	Elisa Oyj	630,265	23,243
	Neste Oyj	506,349	21,580
	Stora Enso Oyj	2,267,155	20,131
	Nokian Renkaat Oyj	531,940	19,390
	Huhtamaki Oyj	407,597	18,983
	Orion Oyj Class B	399,455	15,745
	Metso Oyj	532,657	15,538
	Amer Sports Oyj	463,341	14,167
	Kesko Oyj Class B	265,727	12,238
	Tieto Oyj	290,044	9,155
	Konecranes Oyj	232,503	8,237
	Valmet Oyj	535,700	8,057
	Cargotec Oyj Class B	160,976	7,386
*,^ Outokumpu Oyj		794,413	5,457
^	Metsa Board Oyj	873,911	5,173
	Sponda Oyj	960,169	4,940
	Kemira Oyj	303,735	4,111
	YIT Oyj	492,931	3,970
^	Caverion Corp.	514,471	3,959
	Uponor Oyj	213,823	3,958
	Citycon Oyj	1,543,311	3,928
*,^ Outotec Oyj		702,355	3,373
	Sanoma Oyj	334,992	3,191

	Cramo Oyj	96,898	2,503
	Oriola-KD Oyj	500,686	2,278
	Raisio Oyj	495,205	2,181
	Ramirent Oyj	265,813	2,144
*	Finnair Oyj	248,430	1,225
	F-Secure Oyj	245,577	930
*,^ Stockmann OYJ Abp Class B		97,853	744
			638,323
France (7.4%)
^	TOTAL SA	8,498,480	402,806
	Sanofi	4,411,052	336,090
	BNP Paribas SA	3,859,599	198,445
	LVMH Moet Hennessy Louis Vuitton SE	989,370	168,666
	Danone SA	2,245,808	166,578
	AXA SA	7,612,366	161,963
	Schneider Electric SE	2,145,947	149,633
	Vinci SA	1,842,706	140,904
	Airbus Group SE	2,160,735	130,701
	Orange SA	7,538,499	117,965
	L'Oreal SA	582,383	109,952
^	Air Liquide SA	980,205	105,031
	Essilor International SA	799,331	103,085
	Societe Generale SA	2,895,936	99,941
	Pernod Ricard SA	838,630	99,225
^	Engie SA	5,680,610	87,999
	Vivendi SA	4,360,823	87,875
	Safran SA	1,168,758	84,038
	Cie de Saint-Gobain	1,878,471	81,100
	Cie Generale des Etablissements Michelin	714,781	79,041
	L'Oreal SA Loyalty Line	368,925	69,652
	Legrand SA	1,050,742	61,953
	Capgemini SA	627,828	61,486
	Publicis Groupe SA	808,074	61,110
	Kering	294,265	59,298
	Air Liquide SA (Prime de fidelite)	545,732	58,476
	Carrefour SA	2,236,689	57,915
	Renault SA	680,636	55,923
	Valeo SA	931,976	54,349
	Veolia Environnement SA	1,929,252	44,377
	Dassault Systemes	501,478	43,507
	Sodexo SA	350,401	41,705
	Atos SE	357,962	38,571
	Thales SA	418,273	38,528
	Hermes International	94,393	38,405
	Klepierre	815,558	37,379
	Christian Dior SE	205,057	36,744
	SES SA Class A	1,411,800	34,629
	Credit Agricole SA	3,473,582	34,273
	Technip SA	460,831	28,301
	Accor SA	687,606	27,274
	Arkema SA	280,408	25,938
	Bouygues SA	763,522	25,298
	Gecina SA	158,205	24,876
	Teleperformance	225,947	24,095
*	Peugeot SA	1,538,748	23,491
	Eiffage SA	283,048	21,990
	Bureau Veritas SA	1,023,071	21,945

	Suez	1,282,049	21,144
	STMicroelectronics NV	2,452,073	20,015
	Groupe Eurotunnel SE	1,817,873	19,653
	Iliad SA	92,731	19,459
	SCOR SE	622,854	19,360
	Edenred	814,119	19,036
	Ingenico Group SA	215,714	18,846
	Zodiac Aerospace	764,891	18,624
	Rexel SA	1,192,895	18,258
	Natixis SA	3,672,444	17,117
	Eurofins Scientific SE	35,259	16,016
*	Alstom SA	605,037	16,003
	Societe BIC SA	105,912	15,663
	SEB SA	105,986	14,954
	Orpea	165,476	14,663
	Eutelsat Communications SA	684,867	14,179
	Wendel SA	118,620	13,852
	Fonciere Des Regions	145,415	13,552
	Bollore SA	3,889,102	13,522
	Rubis SCA	146,342	13,415
2	Elior Group	521,663	11,940
2	Euronext NV	275,679	11,763
	Faurecia	292,519	11,447
	Lagardere SCA	449,395	11,442
*	Ubisoft Entertainment SA	302,815	11,430
	Aeroports de Paris	114,825	11,387
	ICADE	141,923	11,069
	CNP Assurances	648,867	10,901
	Casino Guichard Perrachon SA	222,414	10,803
	Electricite de France SA	882,005	10,730
	SFR Group SA	363,996	10,695
	Imerys SA	147,612	10,661
	Technicolor SA	1,431,463	9,770
	Ipsen SA	138,534	9,725
	Eurazeo SA	164,097	9,519
	JCDecaux SA	292,630	9,447
	Credit Agricole SA Loyalty Line	951,298	9,386
	Nexity SA	169,251	8,934
2	Amundi SA	164,830	8,610
	BioMerieux	56,170	8,366
	Remy Cointreau SA	95,684	8,166
*	Nexans SA	132,597	7,605
	Plastic Omnium SA	225,972	7,494
	Sartorius Stedim Biotech	96,525	7,247
	Altran Technologies SA	470,939	6,962
	Alten SA	90,709	6,342
*	DBV Technologies SA	81,739	5,958
	Sopra Steria Group	49,891	5,854
	Havas SA	645,864	5,459
	Elis SA	325,936	5,380
	Euler Hermes Group	62,499	5,313
*	Vallourec SA	1,150,775	5,158
	Korian SA	150,173	4,834
*,2 Worldline SA		153,440	4,645
	SPIE SA	230,997	4,597
	Metropole Television SA	252,325	4,552
	IPSOS	136,996	4,474

	Tarkett SA	101,043	4,082
	Television Francaise 1	414,351	4,017
	Mercialys SA	166,861	4,013
*	Groupe Fnac SA	54,304	3,984
	Vicat SA	61,344	3,961
	Neopost SA	132,034	3,564
*,^ Air France-KLM		559,059	3,004
	Faiveley Transport SA	26,766	2,969
*	Virbac SA	16,944	2,826
	Electricite de France SA Loyalty Line	229,038	2,786
	Trigano SA	37,414	2,626
*,2 Europcar Groupe SA		295,330	2,568
*,^ Genfit		96,792	2,547
*,^ Etablissements Maurel et Prom		499,442	2,324
	Coface SA	313,430	2,271
^	CGG SA	83,714	2,166
^	Gaztransport Et Technigaz SA	71,993	2,080
	Boiron SA	20,429	2,076
	Vilmorin & Cie SA	23,984	1,577
	FFP	19,762	1,487
	Beneteau SA	145,779	1,485
	Fonciere de Paris SIIC	9,515	1,452
*	Eramet	35,047	1,394
^	Rallye SA	84,716	1,389
	Guerbet	19,442	1,313
	Bonduelle SCA	51,218	1,306
^	Bourbon Corp.	109,675	1,276
	Assystem	41,693	1,228
	Albioma SA	64,580	1,116
	Mersen	49,989	1,014
	Jacquet Metal Service	51,787	931
	Derichebourg SA	290,698	925
	Interparfums SA	31,248	859
*,^ Parrot SA		76,740	825
	GL Events	35,959	706
	Haulotte Group SA	42,771	647
	Manitou BF SA	35,552	618
	Union Financiere de France BQE SA	16,273	422
	Direct Energie	10,932	416
*	Esso SA Francaise	9,562	376
*	Stallergenes Greer plc	11,334	359
*,^ Euro Disney SCA		219,549	291
	LISI	1,752	48
			4,785,246
Germany (7.4%)
	Siemens AG	3,003,468	351,597
	Bayer AG	3,268,513	328,304
	SAP SE	3,532,377	321,406
	BASF SE	3,648,244	311,991
	Allianz SE	1,799,096	267,046
	Daimler AG	3,775,631	265,973
	Deutsche Telekom AG	12,696,671	212,840
	adidas AG	790,980	137,281
	Linde AG	731,021	124,234
	Deutsche Post AG	3,757,257	117,422
	Fresenius SE & Co. KGaA	1,446,492	115,381
	Bayerische Motoren Werke AG	1,286,741	108,136

	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	563,757	105,141
	Volkswagen AG Preference Shares	729,491	95,836
	Henkel AG & Co. KGaA Preference Shares	687,180	93,406
	Continental AG	426,980	89,771
	Infineon Technologies AG	4,431,671	79,076
	Fresenius Medical Care AG & Co. KGaA	855,932	74,714
*	Deutsche Bank AG	5,452,208	70,935
	Vonovia SE	1,842,363	69,763
*	Deutsche Boerse AG	727,722	58,925
	HeidelbergCement AG	587,653	55,509
	Merck KGaA	510,501	55,013
	Henkel AG & Co. KGaA	459,732	53,505
	E.ON SE	7,410,684	52,466
	Deutsche Wohnen AG	1,333,157	48,462
	thyssenkrupp AG	1,676,285	39,968
	GEA Group AG	699,101	38,778
	Beiersdorf AG	394,905	37,248
	ProSiebenSat.1 Media SE	844,014	36,146
	Symrise AG	480,713	35,233
	Brenntag AG	611,987	33,396
*	RWE AG	1,911,409	32,934
	Porsche Automobil Holding SE Preference Shares	605,435	30,908
	Commerzbank AG	4,105,977	26,472
	Hannover Rueck SE	237,509	25,442
*	QIAGEN NV	895,226	24,647
	LEG Immobilien AG	247,764	23,716
^	Wirecard AG	453,480	23,554
	LANXESS AG	362,113	22,489
	United Internet AG	468,117	20,711
	Evonik Industries AG	607,086	20,519
	MTU Aero Engines AG	200,322	20,266
	METRO AG	657,503	19,565
	OSRAM Licht AG	331,240	19,446
*,2 Zalando SE		415,185	17,323
	KION Group AG	257,666	16,681
	Volkswagen AG	112,052	16,257
	Bayerische Motoren Werke AG Preference Shares	212,026	15,630
	MAN SE	139,792	14,736
2	Covestro AG	248,039	14,667
^	K&S AG	755,334	14,351
	HUGO BOSS AG	253,281	14,007
	STADA Arzneimittel AG	244,949	13,612
*	KUKA AG	108,937	13,172
	RTL Group SA	153,613	12,748
	Fuchs Petrolub SE Preference Shares	276,940	12,642
	Freenet AG	430,640	12,591
	HOCHTIEF AG	84,842	11,963
	Rheinmetall AG	167,966	11,691
	Sartorius AG Preference Shares	135,587	11,285
	Telefonica Deutschland Holding AG	2,716,474	10,920
*	Dialog Semiconductor plc	281,827	10,867
	Gerresheimer AG	125,660	10,678
	Deutsche Lufthansa AG	908,842	10,113
	Aurubis AG	176,540	9,889
*	Uniper SE	775,697	9,502
	Axel Springer SE	180,904	9,264
	TUI AG-DI	619,859	8,834

	Suedzucker AG	311,313	8,650
	Software AG	201,439	8,536
	Deutsche EuroShop AG	182,335	8,470
^	Drillisch AG	167,251	8,121
	TAG Immobilien AG	556,400	8,092
	Rational AG	16,102	8,067
	Fielmann AG	98,942	8,064
	Fraport AG Frankfurt Airport Services Worldwide	146,495	8,004
	Aareal Bank AG	236,011	7,794
*	Nordex SE	249,365	7,575
	alstria office REIT-AG	517,421	7,104
	Hella KGaA Hueck & Co.	175,611	6,957
	Norma Group SE	130,338	6,706
	Jungheinrich AG Preference Shares	188,160	6,364
	Krones AG	57,418	5,586
	GRENKE AG	28,991	5,578
	FUCHS PETROLUB SE	131,487	5,367
	Bechtle AG	46,180	5,344
	Leoni AG	141,937	5,169
	TLG Immobilien AG	228,837	5,166
	Wacker Chemie AG	60,125	5,066
	Salzgitter AG	151,326	4,955
	Talanx AG	151,786	4,629
*	Kloeckner & Co. SE	379,661	4,622
	CTS Eventim AG & Co. KGaA	129,467	4,609
2	ADO Properties SA	114,968	4,599
	Schaeffler AG Preference Shares	289,391	4,578
	RHOEN-KLINIKUM AG	147,003	4,469
	Duerr AG	53,199	4,466
	Nemetschek SE	72,523	4,444
	Indus Holding AG	77,705	4,425
^	Stroeer SE & Co. KGaA	99,323	4,316
	CompuGroup Medical SE	92,762	4,276
*,^ Bilfinger SE		129,058	4,258
*	MorphoSys AG	101,603	4,249
2	Deutsche Pfandbriefbank AG	452,061	4,226
	Pfeiffer Vacuum Technology AG	40,707	3,868
	DMG Mori AG	77,116	3,755
*	PATRIZIA Immobilien AG	163,231	3,573
*	zooplus AG	23,424	3,395
*,2 Tele Columbus AG		371,898	3,241
	Sixt SE	57,299	3,228
	KWS Saat SE	9,041	3,046
	Takkt AG	126,700	2,841
^	Puma SE	10,563	2,826
	Jenoptik AG	152,668	2,791
*,^ SGL Carbon SE		237,724	2,788
	BRAAS Monier Building Group SA	92,652	2,708
	Sixt SE Preference Shares	62,297	2,680
	Carl Zeiss Meditec AG	62,229	2,379
	XING AG	11,039	2,320
*	Vossloh AG	37,282	2,217
*,^ Heidelberger Druckmaschinen AG		897,821	2,171
	Draegerwerk AG & Co. KGaA Preference Shares	29,090	2,085
*	Wincor Nixdorf AG	27,258	2,038
*	AIXTRON SE	333,314	2,024
	Bertrandt AG	18,035	1,965

^	ElringKlinger AG	109,732	1,946
	Deutz AG	342,078	1,726
^	BayWa AG	52,942	1,722
	RWE AG Preference Shares	132,290	1,680
*	HeidelbergCement AG	17,231	1,627
	DIC Asset AG	158,731	1,602
	Wuestenrot & Wuerttembergische AG	71,660	1,438
	Wacker Neuson SE	94,769	1,381
*,2 Hapag-Lloyd AG		63,229	1,299
*	H&R GmbH & Co. KGaA	60,790	1,297
^	SMA Solar Technology AG	40,163	1,279
	Deutsche Beteiligungs AG	38,344	1,274
^	Gerry Weber International AG	99,141	1,266
	Biotest AG Preference Shares	85,452	1,231
	comdirect bank AG	120,035	1,227
	Hamburger Hafen und Logistik AG	73,709	1,121
	Hornbach Baumarkt AG	29,547	917
	Draegerwerk AG & Co. KGaA	13,712	875
^	Deutsche Boerse AG	8,878	693
	CropEnergies AG	74,938	424
	Biotest AG	20,745	391
	KUKA AG	480	47
	Bauer AG	1,643	23
			4,796,320
Hong Kong (3.3%)
	AIA Group Ltd.	47,596,918	318,905
	CK Hutchison Holdings Ltd.	11,125,712	141,951
	Hong Kong Exchanges and Clearing Ltd.	4,810,450	126,897
	Sun Hung Kai Properties Ltd.	5,573,759	84,946
	Cheung Kong Property Holdings Ltd.	11,139,946	82,159
	Link REIT	8,916,561	65,791
	CLP Holdings Ltd.	6,101,059	63,342
	Hong Kong & China Gas Co. Ltd.	29,671,465	56,156
	Hang Seng Bank Ltd.	3,025,536	54,335
	Power Assets Holdings Ltd.	5,238,056	51,307
	Jardine Matheson Holdings Ltd.	813,694	49,429
	BOC Hong Kong Holdings Ltd.	14,178,849	48,147
	Sands China Ltd.	9,556,689	41,862
	Wharf Holdings Ltd.	4,803,152	35,194
	Hongkong Land Holdings Ltd.	4,639,353	33,081
	Galaxy Entertainment Group Ltd.	8,426,248	32,063
	MTR Corp. Ltd.	5,547,063	30,704
	Jardine Strategic Holdings Ltd.	885,632	28,977
	AAC Technologies Holdings Inc.	2,763,148	27,980
	New World Development Co. Ltd.	20,847,740	27,299
	Henderson Land Development Co. Ltd.	4,475,276	26,749
	Sino Land Co. Ltd.	12,244,552	21,843
	Cheung Kong Infrastructure Holdings Ltd.	2,520,071	21,829
	Swire Pacific Ltd. Class A	2,008,845	21,743
2	WH Group Ltd.	25,951,709	20,993
	China Mengniu Dairy Co. Ltd.	10,687,464	20,017
	Techtronic Industries Co. Ltd.	4,981,449	19,536
	Wheelock & Co. Ltd.	3,206,305	19,047
^	Bank of East Asia Ltd.	4,657,443	19,010
	Hang Lung Properties Ltd.	7,883,484	17,895
	Samsonite International SA	5,051,489	16,239
^	Want Want China Holdings Ltd.	23,292,090	14,498

Swire Properties Ltd.	4,635,882	13,642
Hang Lung Group Ltd.	3,421,000	13,051
Yue Yuen Industrial Holdings Ltd.	2,921,189	12,112
Li & Fung Ltd.	22,974,826	11,839
Hysan Development Co. Ltd.	2,458,584	11,549
* Semiconductor Manufacturing International Corp.	101,974,089	11,434
PCCW Ltd.	16,375,278	10,065
Wynn Macau Ltd.	5,738,841	9,589
NWS Holdings Ltd.	5,609,324	9,396
^ Tingyi Cayman Islands Holding Corp.	7,553,126	8,807
Hopewell Holdings Ltd.	2,247,687	8,227
ASM Pacific Technology Ltd.	960,164	7,934
Kerry Properties Ltd.	2,377,424	7,831
Minth Group Ltd.	2,168,000	7,678
VTech Holdings Ltd.	637,915	7,294
Shangri-La Asia Ltd.	6,575,753	7,235
Xinyi Glass Holdings Ltd.	7,721,077	7,043
First Pacific Co. Ltd.	9,245,738	6,619
^ PRADA SPA	2,008,124	6,466
Sun Art Retail Group Ltd.	8,835,883	6,111
* Esprit Holdings Ltd.	7,290,603	5,930
^ Haitong International Securities Group Ltd.	8,693,745	5,823
Champion REIT	9,395,556	5,716
SJM Holdings Ltd.	7,565,211	5,595
Cathay Pacific Airways Ltd.	4,000,101	5,587
^ Kingston Financial Group Ltd.	14,004,000	5,501
MGM China Holdings Ltd.	3,029,071	5,315
Great Eagle Holdings Ltd.	1,100,688	4,943
Vitasoy International Holdings Ltd.	2,306,000	4,667
Cafe de Coral Holdings Ltd.	1,372,690	4,570
Television Broadcasts Ltd.	1,149,249	4,386
^ Xinyi Solar Holdings Ltd.	11,236,978	4,223
^ Melco International Development Ltd.	3,147,460	4,171
^ China Goldjoy Group Ltd.	35,948,000	4,141
Dah Sing Financial Holdings Ltd.	620,620	4,088
Man Wah Holdings Ltd.	6,071,600	3,911
Value Partners Group Ltd.	3,757,000	3,868
Shui On Land Ltd.	14,035,520	3,819
* Freeman Financial Corp. Ltd.	50,455,077	3,723
Uni-President China Holdings Ltd.	5,136,722	3,664
Johnson Electric Holdings Ltd.	1,415,864	3,636
NagaCorp Ltd.	5,478,000	3,620
Guotai Junan International Holdings Ltd.	9,386,844	3,590
Nexteer Automotive Group Ltd.	2,738,000	3,570
L'Occitane International SA	1,776,711	3,548
^ Brightoil Petroleum Holdings Ltd.	11,690,536	3,531
Luk Fook Holdings International Ltd.	1,337,000	3,269
^ Chow Tai Fook Jewellery Group Ltd.	4,421,617	3,226
Shougang Fushan Resources Group Ltd.	14,143,711	3,214
Kerry Logistics Network Ltd.	2,300,862	3,171
HKBN Ltd.	2,782,500	3,147
FIH Mobile Ltd.	9,305,964	3,073
* Huabao International Holdings Ltd.	7,726,215	2,983
^ China Travel International Investment Hong Kong Ltd.	10,123,704	2,941
Orient Overseas International Ltd.	814,805	2,890
Pou Sheng International Holdings Ltd.	8,302,000	2,756
CP Pokphand Co. Ltd.	20,696,000	2,673

	SITC International Holdings Co. Ltd.	4,449,000	2,667
*,^ KuangChi Science Ltd.		6,749,000	2,601
	Town Health International Medical Group Ltd.	16,312,000	2,599
	Stella International Holdings Ltd.	1,486,000	2,551
	Sunlight REIT	3,939,000	2,515
	Yuexiu REIT	4,120,000	2,513
	K Wah International Holdings Ltd.	4,548,000	2,506
	Dah Sing Banking Group Ltd.	1,388,584	2,500
^	IGG Inc.	3,648,000	2,441
	Pacific Textiles Holdings Ltd.	1,878,000	2,438
	SmarTone Telecommunications Holdings Ltd.	1,467,500	2,436
	Lifestyle International Holdings Ltd.	1,756,530	2,412
	Shun Tak Holdings Ltd.	7,189,228	2,319
	Hopewell Highway Infrastructure Ltd.	3,750,160	2,296
	Giordano International Ltd.	4,450,000	2,296
*	Global Brands Group Holding Ltd.	22,312,428	2,287
	SEA Holdings Ltd.	910,000	2,275
^	Towngas China Co. Ltd.	3,899,066	2,250
	Truly International Holdings Ltd.	5,414,000	2,215
*	China Innovative Finance Group Ltd.	19,908,000	2,159

*,^,2 IMAX China Holding Inc.		431,700	2,121
	BEP International Holdings Ltd.	31,930,000	2,069
^	United Co. RUSAL plc	6,414,435	2,052
*	China Baoli Technologies Holdings Ltd.	56,625,000	1,940
	CITIC Telecom International Holdings Ltd.	5,171,000	1,935
	Prosperity REIT	4,351,000	1,928
*	China Oceanwide Holdings Ltd.	18,585,156	1,925
	Vision Fame International Holding Ltd.	5,038,000	1,905
^,2 Regina Miracle International Holdings Ltd.		1,368,000	1,874
*	Pacific Basin Shipping Ltd.	13,894,000	1,800
^	China LNG Group Ltd.	62,860,000	1,764
	Goodbaby International Holdings Ltd.	3,323,000	1,709
^	TCL Communication Technology Holdings Ltd.	1,755,000	1,690
	Yingde Gases Group Co. Ltd.	4,206,000	1,671
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,884,435	1,664
	Texwinca Holdings Ltd.	2,403,930	1,664
	G-Resources Group Ltd.	89,010,000	1,635
	SA Sa International Holdings Ltd.	3,826,227	1,629
	Chow Sang Sang Holdings International Ltd.	903,000	1,598
	Dynam Japan Holdings Co. Ltd.	1,094,400	1,568
*,^ HC International Inc.		2,066,000	1,539
*,^ MMG Ltd.		6,016,000	1,524
2	Nirvana Asia Ltd.	3,758,000	1,452
	Kowloon Development Co. Ltd.	1,439,266	1,442
	Far East Consortium International Ltd.	3,563,000	1,428
	China Harmony New Energy Auto Holding Ltd.	2,893,500	1,423
*	GCL New Energy Holdings Ltd.	24,506,000	1,417
*,^ United Photovoltaics Group Ltd.		14,916,000	1,416
	Gemdale Properties & Investment Corp. Ltd.	21,666,000	1,407
^	Chong Hing Bank Ltd.	689,000	1,392
*	Convoy Global Holdings Ltd.	44,316,000	1,382
*,^ China Strategic Holdings Ltd.		57,390,000	1,363
	Sun Hung Kai & Co. Ltd.	2,104,000	1,321
	Emperor Capital Group Ltd.	12,630,000	1,311
*,^ Macau Legend Development Ltd.		6,202,505	1,306
	TCC International Holdings Ltd.	5,128,000	1,280

*,^ Sino Oil And Gas Holdings Ltd.		50,465,000	1,256
	Lai Sun Development Co. Ltd.	61,297,500	1,236
*,^ China Ocean Industry Group Ltd.		40,610,000	1,233
	Canvest Environmental Protection Group Co. Ltd.	2,669,000	1,217
*	NetMind Financial Holdings Ltd.	113,792,000	1,196
*	United Laboratories International Holdings Ltd.	1,974,000	1,148
*	Beijing Enterprises Medical & Health Group Ltd.	19,734,000	1,148
*	Microport Scientific Corp.	1,717,148	1,126
*,^ Summit Ascent Holdings Ltd.		3,282,000	1,113
*,^ China Financial International Investments Ltd.		18,080,000	1,083
*	TOM Group Ltd.	3,972,000	1,067
	APT Satellite Holdings Ltd.	1,493,500	1,039
*	Mei Ah Entertainment Group Ltd.	12,840,000	1,014
*	13 Holdings Ltd.	2,947,500	1,014
	Spring REIT	2,308,000	1,005
*,^ China LotSynergy Holdings Ltd.		28,660,000	985
^	Lee's Pharmaceutical Holdings Ltd.	1,004,000	947
	China Aerospace International Holdings Ltd.	6,918,000	920
*	Nan Hai Corp. Ltd.	34,350,000	920
^	China Silver Group Ltd.	4,078,000	911
*	China Medical & HealthCare Group Ltd.	17,980,000	894
^	NewOcean Energy Holdings Ltd.	3,310,000	888
	Ju Teng International Holdings Ltd.	2,912,000	869
	Shenwan Hongyuan HK Ltd.	1,625,000	858
	Liu Chong Hing Investment Ltd.	590,000	848
	Road King Infrastructure Ltd.	923,000	786
*	Midland Holdings Ltd.	2,023,500	745
	Technovator International Ltd.	1,628,000	666
^,2 CGN New Energy Holdings Co. Ltd.		4,050,000	626
*	New Sports Group Ltd.	39,640,000	626
*,^ Qianhai Health Holdings Ltd.		26,497,500	604
	Parkson Retail Group Ltd.	5,584,994	600
	TPV Technology Ltd.	3,224,000	577
	Singamas Container Holdings Ltd.	5,076,000	541
*	Mason Financial Holdings Ltd.	15,340,000	527
*,^ Suncorp Technologies Ltd.		51,860,000	527
*,^ Good Resources Holdings Ltd.		9,399,595	524
*	Lifestyle China Group Ltd.	1,702,530	519
	EVA Precision Industrial Holdings Ltd.	4,112,000	497
*	Yanchang Petroleum International Ltd.	17,790,000	491
	AMVIG Holdings Ltd.	1,380,000	482
*	Xinchen China Power Holdings Ltd.	2,932,000	482
*,^ Sunshine Oilsands Ltd.		7,261,500	472
*	New Focus Auto Tech Holdings Ltd.	6,176,000	447
*	Peace Map Holding Ltd.	21,720,000	438
	Varitronix International Ltd.	1,021,000	410
*	PetroAsian Energy Holdings Ltd.	18,912,000	397
	Yip's Chemical Holdings Ltd.	958,000	392
*,^ Haier Healthwise Holdings Ltd.		11,514,000	388
*	Honghua Group Ltd.	6,394,000	387
	Inspur International Ltd.	1,950,000	386
*,^ Anton Oilfield Services Group		3,980,000	373
*,^ Emperor Watch & Jewellery Ltd.		12,340,000	367
*	SOCAM Development Ltd.	944,000	356
*	Kong Sun Holdings Ltd.	6,850,000	344
	Henderson Investment Ltd.	4,077,000	338
*	Sincere Watch Hong Kong Ltd.	12,270,000	320

* Trinity Ltd.	4,062,000	314
* Silver Base Group Holdings Ltd.	3,820,500	312
^ China Huarong Energy Co. Ltd.	5,016,191	296
New World Department Store China Ltd.	1,887,000	278
* Hong Kong Television Network Ltd.	1,511,000	271
Polytec Asset Holdings Ltd.	3,513,779	246
* Auto Italia Holdings	12,725,000	221
* Neo-Neon Holdings Ltd.	1,230,000	192
* China Healthcare Enterprise Group Ltd.	9,952,000	178
IT Ltd.	536,000	175
Springland International Holdings Ltd.	713,000	117
* Winshine Science Co. Ltd.	4,364,000	110
* GT Group Holdings Ltd.	2,396,000	88
* SPT Energy Group Inc.	1,176,000	85
* China Household Holdings Ltd.	3,630,000	49
		2,123,647
Ireland (0.3%)
Kerry Group plc Class A	576,159	48,004
* Bank of Ireland	108,969,526	22,703
Smurfit Kappa Group plc	928,207	20,669
Kingspan Group plc	694,553	18,684
Glanbia plc	695,312	13,376
Ryanair Holdings plc ADR	129,378	9,707
* Ryanair Holdings plc	443,706	6,131
C&C Group plc	1,223,742	5,068
* Green REIT plc	2,654,027	4,339
Hibernia REIT plc	2,696,334	4,146
Origin Enterprises plc	478,816	3,017
Irish Continental Group plc	612,849	3,008
* Permanent TSB Group Holdings plc	455,384	1,051
* Irish Bank Resolution Corp. Ltd.	257,065	—
		159,903
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	3,514,741	163,238
Bank Hapoalim BM	3,918,954	22,221
* Bank Leumi Le-Israel BM	5,059,289	19,227
Bezeq The Israeli Telecommunication Corp. Ltd.	8,046,496	15,167
Nice Ltd.	213,613	14,284
Elbit Systems Ltd.	94,154	8,992
* Israel Discount Bank Ltd. Class A	4,246,569	7,813
Frutarom Industries Ltd.	145,339	7,647
Azrieli Group Ltd.	173,264	7,604
Israel Chemicals Ltd.	1,745,773	6,793
Mizrahi Tefahot Bank Ltd.	447,309	5,687
* Tower Semiconductor Ltd.	340,579	5,088
Teva Pharmaceutical Industries Ltd. ADR	95,178	4,379
Delek Group Ltd.	19,082	3,966
Gazit-Globe Ltd.	374,018	3,827
Alony Hetz Properties & Investments Ltd.	364,574	3,300
Paz Oil Co. Ltd.	19,295	3,020
* Airport City Ltd.	233,710	2,665
Melisron Ltd.	55,328	2,455
First International Bank Of Israel Ltd.	170,087	2,173
* Mazor Robotics Ltd.	168,902	2,161
Strauss Group Ltd.	129,266	2,047
Reit 1 Ltd.	644,752	1,990

Amot Investments Ltd.	389,180	1,734
* Partner Communications Co. Ltd.	354,367	1,620
Harel Insurance Investments & Financial Services Ltd.	442,773	1,601
* Oil Refineries Ltd.	4,211,103	1,559
* Cellcom Israel Ltd. (Registered)	199,107	1,487
* Jerusalem Oil Exploration	33,104	1,481
* Israel Corp. Ltd.	9,012	1,476
Shikun & Binui Ltd.	803,030	1,468
IDI Insurance Co. Ltd.	27,701	1,309
* Delek Energy Systems Ltd.	2,387	1,290
* Jerusalem Economy Ltd.	560,426	1,289
* Nova Measuring Instruments Ltd.	108,275	1,280
* Compugen Ltd.	184,273	1,178
B Communications Ltd.	41,775	980
Delta-Galil Industries Ltd.	34,291	969
Delek Automotive Systems Ltd.	108,079	946
Shufersal Ltd.	243,970	940
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	21,693	877
* Clal Insurance Enterprises Holdings Ltd.	81,391	875
Formula Systems 1985 Ltd.	22,261	868
Africa Israel Properties Ltd.	49,714	835
* Phoenix Holdings Ltd.	278,622	766
* Menora Mivtachim Holdings Ltd.	91,631	755
Bayside Land Corp.	1,854	751
Electra Ltd.	5,446	747
* Migdal Insurance & Financial Holding Ltd.	1,104,157	717
* Kenon Holdings Ltd.	59,093	678
Norstar Holdings Inc.	35,247	666
* Gilat Satellite Networks Ltd.	132,896	644
Big Shopping Centers Ltd.	9,362	641
* Naphtha Israel Petroleum Corp. Ltd.	107,935	610
* Evogene Ltd.	97,330	610
* Allot Communications Ltd.	113,630	592
* AudioCodes Ltd.	106,784	583
* Ceragon Networks Ltd.	232,496	556
* Kamada Ltd.	101,369	521
Property & Building Corp. Ltd.	4,482	376
* Silicom Ltd.	2,262	94
* Africa Israel Investments Ltd.	228,245	74
		352,187
Italy (1.8%)
Eni SPA	9,736,117	140,305
Enel SPA	30,111,228	134,297
Intesa Sanpaolo SPA (Registered)	47,569,552	105,606
Assicurazioni Generali SPA	4,985,127	60,836
Snam SPA	9,670,438	53,577
UniCredit SPA	20,971,890	48,878
Atlantia SPA	1,884,346	47,844
Luxottica Group SPA	704,986	33,685
* Telecom Italia SPA (Registered)	36,456,619	30,166
Terna Rete Elettrica Nazionale SPA	5,648,315	29,124
Ferrari NV	523,702	27,204
Tenaris SA	1,869,771	26,566
CNH Industrial NV	3,624,126	25,941
Fiat Chrysler Automobiles NV	3,462,194	21,982
Prysmian SPA	814,744	21,349
Telecom Italia SPA (Bearer)	27,038,082	18,351

	EXOR SPA	442,124	17,919
*	Leonardo-Finmeccanica SPA	1,503,639	17,057
	Mediobanca SPA	2,192,096	14,276
	Recordati SPA	403,019	12,954
	Davide Campari-Milano SPA	1,125,127	12,676
2	Poste Italiane SPA	1,797,237	12,329
	Moncler SPA	583,397	9,954
*	Saipem SPA	22,738,854	9,625
	Mediaset SPA	2,970,536	9,327
*	Italcementi SPA	764,704	9,089
	A2A SPA	6,094,799	8,601
^	Unione di Banche Italiane SPA	3,407,008	7,855
*	Yoox Net-A-Porter Group SPA	249,075	7,718
	Banco Popolare SC	3,261,419	7,690
	Intesa Sanpaolo SPA	3,663,420	7,674
	Banca Popolare dell'Emilia Romagna SC	1,898,577	7,073
	Hera SPA	2,621,845	7,064
	Brembo SPA	117,940	7,036
^	Banca Popolare di Milano Scarl	17,243,851	6,928
	UnipolSai SPA	4,189,260	6,817
	Banca Mediolanum SPA	1,001,369	6,643
	Cerved Information Solutions SPA	767,868	6,497
	FinecoBank Banca Fineco SPA	1,094,987	6,346
^	Salvatore Ferragamo SPA	247,278	6,277
	Buzzi Unicem SPA	292,835	6,000
	DiaSorin SPA	93,047	5,981
	Interpump Group SPA	334,930	5,709
	Azimut Holding SPA	376,345	5,541
	De' Longhi SPA	222,948	5,396
	Banca Popolare di Sondrio SCARL	1,809,360	5,063
	Unipol Gruppo Finanziario SPA	1,921,438	4,906
2	Infrastrutture Wireless Italiane SPA	954,233	4,694
	Ansaldo STS SPA	394,757	4,612
2	Anima Holding SPA	883,269	4,318
	Autogrill SPA	504,345	4,273
	Banca Generali SPA	221,609	4,253
	Industria Macchine Automatiche SPA	60,630	4,026
	Societa Cattolica di Assicurazioni SCRL	659,180	3,688
*	Ei Towers SPA	68,623	3,617
	Parmalat SPA	1,267,182	3,356
	Iren SPA	1,936,361	3,333
	Amplifon SPA	305,226	3,135
2	OVS SPA	469,314	2,713
^	Tod's SPA	51,087	2,697
	Societa Iniziative Autostradali e Servizi SPA	272,045	2,599
	MARR SPA	127,814	2,562
	Beni Stabili SpA SIIQ	4,130,050	2,464
	ACEA SPA	193,966	2,439
	Reply SPA	16,713	2,197
	Brunello Cucinelli SPA	112,571	2,188
	ERG SPA	190,392	2,184
*,^ Banca Monte dei Paschi di Siena SPA		10,208,443	2,137
^	Saras SPA	1,342,070	2,134
	Danieli & C Officine Meccaniche SPA RSP	146,558	1,957
	Salini Impregilo SPA	653,803	1,884
	Credito Valtellinese SC	5,253,348	1,824
	Banca IFIS SPA	78,038	1,760

	Datalogic SPA	78,345	1,672
	Credito Emiliano SPA	302,124	1,640
	Buzzi Unicem SPA RSP	143,746	1,632
	Italmobiliare SPA	31,030	1,567
2	RAI Way SPA	378,889	1,533
	ASTM SPA	130,748	1,426
^	Piaggio & C SPA	693,880	1,297
	CIR-Compagnie Industriali Riunite SPA	1,203,287	1,232
*	Safilo Group SPA	120,148	1,150
	Cairo Communication SPA	285,256	1,087
	Danieli & C Officine Meccaniche SPA	55,776	1,077
	Immobiliare Grande Distribuzione SIIQ SPA	1,354,854	1,021
	Cementir Holding SPA	191,246	902
*	Fincantieri SPA	1,781,437	852
*,^ Banca Carige SPA		2,576,537	837
	Zignago Vetro SPA	134,752	775
	Geox SPA	323,779	767
^	Astaldi SPA	172,529	651
*,^ Rizzoli Corriere Della Sera Mediagroup SPA		608,406	640
	Esprinet SPA	104,837	583
*	Juventus Football Club SPA	1,610,708	546
*	Gruppo Editoriale L'Espresso SPA	636,218	531
	Cofide SPA	1,305,580	494
*	Arnoldo Mondadori Editore SPA	471,841	484
	DeA Capital SPA	378,098	445
	Falck Renewables SPA	283,974	251
*	TREVI - Finanziaria Industriale SPA	41,552	57
			1,191,925
Japan (21.7%)
	Toyota Motor Corp.	10,801,470	626,418
	Mitsubishi UFJ Financial Group Inc.	53,758,417	271,084
	KDDI Corp.	7,332,322	225,634
	SoftBank Group Corp.	3,400,052	220,262
	Honda Motor Co. Ltd.	7,088,293	204,072
	Japan Tobacco Inc.	4,741,170	193,701
	Sumitomo Mitsui Financial Group Inc.	5,133,094	173,000
	Mizuho Financial Group Inc.	98,865,257	165,183
	Sony Corp.	4,965,548	162,246
	Takeda Pharmaceutical Co. Ltd.	3,057,054	146,328
	Seven & i Holdings Co. Ltd.	3,082,388	145,673
	East Japan Railway Co.	1,475,825	133,057
	Keyence Corp.	181,183	131,868
	NTT DOCOMO Inc.	5,186,753	131,507
	Astellas Pharma Inc.	8,404,896	131,259
	FANUC Corp.	773,743	130,954
	Mitsubishi Corp.	5,445,312	123,777
	Central Japan Railway Co.	715,317	122,381
	Canon Inc.	4,134,843	119,844
	Shin-Etsu Chemical Co. Ltd.	1,628,930	113,726
	Nintendo Co. Ltd.	427,407	113,095
	Kao Corp.	1,981,563	111,613
	Tokio Marine Holdings Inc.	2,773,243	106,274
	Mitsubishi Electric Corp.	7,807,622	99,957
	Daikin Industries Ltd.	1,053,094	98,113
	Murata Manufacturing Co. Ltd.	748,795	97,668
	Bridgestone Corp.	2,537,993	93,608
	Mitsui & Co. Ltd.	6,720,077	92,952

Fuji Heavy Industries Ltd.	2,426,236	91,116
Nidec Corp.	957,888	88,127
Mitsubishi Estate Co. Ltd.	4,684,850	87,828
Hitachi Ltd.	18,337,638	85,767
Komatsu Ltd.	3,724,295	85,339
Panasonic Corp.	8,406,816	84,117
Mitsui Fudosan Co. Ltd.	3,750,910	79,867
Denso Corp.	1,985,534	79,267
Nissan Motor Co. Ltd.	7,962,689	77,975
ORIX Corp.	5,182,471	76,470
Otsuka Holdings Co. Ltd.	1,670,210	76,184
ITOCHU Corp.	5,683,673	71,199
Daiwa House Industry Co. Ltd.	2,549,379	69,825
Kubota Corp.	4,445,201	67,196
SMC Corp.	231,742	66,851
Eisai Co. Ltd.	1,049,741	65,610
Fast Retailing Co. Ltd.	202,292	65,138
Nippon Steel & Sumitomo Metal Corp.	3,103,707	63,731
Hoya Corp.	1,563,464	62,787
Daiichi Sankyo Co. Ltd.	2,612,652	62,590
Dai-ichi Life Insurance Co. Ltd.	4,467,930	61,324
Nomura Holdings Inc.	13,495,210	60,395
Shionogi & Co. Ltd.	1,171,692	59,890
Kyocera Corp.	1,233,613	59,182
FUJIFILM Holdings Corp.	1,590,431	58,861
Toray Industries Inc.	6,006,937	58,444
Secom Co. Ltd.	766,237	57,182
MS&AD Insurance Group Holdings Inc.	2,017,190	56,273
Kirin Holdings Co. Ltd.	3,317,633	54,927
Asahi Group Holdings Ltd.	1,503,641	54,726
Tokyo Electron Ltd.	616,808	54,431
Suzuki Motor Corp.	1,621,519	54,283
MEIJI Holdings Co. Ltd.	542,006	53,619
Mitsubishi Heavy Industries Ltd.	12,666,184	52,959
Recruit Holdings Co. Ltd.	1,281,254	52,122
* Toshiba Corp.	15,077,646	50,377
Ono Pharmaceutical Co. Ltd.	1,802,315	50,041
Sumitomo Corp.	4,442,432	49,606
Sumitomo Mitsui Trust Holdings Inc.	1,495,719	48,541
Terumo Corp.	1,250,520	47,937
Oriental Land Co. Ltd.	764,661	46,520
Shimano Inc.	311,955	46,244
Daito Trust Construction Co. Ltd.	287,601	45,963
West Japan Railway Co.	725,660	44,922
Sumitomo Realty & Development Co. Ltd.	1,723,759	44,659
Ajinomoto Co. Inc.	2,003,093	44,620
Dentsu Inc.	880,549	44,566
Olympus Corp.	1,271,623	44,362
Nippon Telegraph & Telephone Corp.	961,311	43,903
Sompo Japan Nipponkoa Holdings Inc.	1,462,588	43,278
Rakuten Inc.	3,320,825	43,198
Sumitomo Electric Industries Ltd.	2,985,024	42,216
Sysmex Corp.	567,806	42,067
Shiseido Co. Ltd.	1,549,126	40,966
Chubu Electric Power Co. Inc.	2,808,484	40,891
Aeon Co. Ltd.	2,740,404	40,430
Unicharm Corp.	1,543,721	39,988

Nitto Denko Corp.	609,251	39,542
Asahi Kasei Corp.	4,944,579	39,399
Sekisui House Ltd.	2,295,996	39,085
JX Holdings Inc.	9,561,961	38,599
Fujitsu Ltd.	7,044,558	38,030
Daiwa Securities Group Inc.	6,702,379	37,743
Tokyo Gas Co. Ltd.	8,274,793	36,817
Resona Holdings Inc.	8,629,599	36,292
Aisin Seiki Co. Ltd.	767,100	35,126
Nitori Holdings Co. Ltd.	293,337	35,097
Mazda Motor Corp.	2,243,718	34,473
Hankyu Hanshin Holdings Inc.	1,001,209	34,423
Makita Corp.	482,091	34,284
Japan Exchange Group Inc.	2,170,980	33,971
Inpex Corp.	3,647,896	33,073
Osaka Gas Co. Ltd.	7,846,848	32,911
Yamato Holdings Co. Ltd.	1,411,403	32,850
Mitsubishi Chemical Holdings Corp.	5,211,901	32,766
TDK Corp.	474,905	31,767
Taisei Corp.	4,238,687	31,733
Marubeni Corp.	6,157,722	31,568
Chugai Pharmaceutical Co. Ltd.	863,327	31,174
Tokyu Corp.	3,956,809	30,164
Toyota Industries Corp.	645,476	29,950
Kintetsu Group Holdings Co. Ltd.	7,132,553	29,899
JFE Holdings Inc.	2,029,850	29,596
Omron Corp.	779,436	28,007
T&D Holdings Inc.	2,439,067	27,499
Odakyu Electric Railway Co. Ltd.	1,213,838	27,005
Sumitomo Chemical Co. Ltd.	6,007,055	26,711
* Tokyo Electric Power Co. Holdings Inc.	6,163,643	26,657
NEC Corp.	10,280,604	26,560
Obayashi Corp.	2,675,791	26,523
* Kansai Electric Power Co. Inc.	2,894,267	26,290
Sumitomo Metal Mining Co. Ltd.	1,887,199	26,090
Isuzu Motors Ltd.	2,146,539	25,243
Kajima Corp.	3,608,117	25,219
NTT Data Corp.	498,030	24,892
Asahi Glass Co. Ltd.	3,810,707	24,672
Tohoku Electric Power Co. Inc.	1,891,084	24,663
M3 Inc.	716,709	24,408
Ricoh Co. Ltd.	2,684,360	24,259
Nippon Paint Holdings Co. Ltd.	710,001	23,820
Bandai Namco Holdings Inc.	772,710	23,632
Dai Nippon Printing Co. Ltd.	2,399,230	23,512
Santen Pharmaceutical Co. Ltd.	1,574,120	23,214
Japan Post Holdings Co. Ltd.	1,812,543	22,775
Suntory Beverage & Food Ltd.	516,444	22,407
Yamaha Motor Co. Ltd.	1,105,750	22,383
Kikkoman Corp.	694,340	22,175
LIXIL Group Corp.	1,029,095	22,075
NGK Insulators Ltd.	1,058,898	21,926
Koito Manufacturing Co. Ltd.	450,105	21,913
Yamaha Corp.	660,436	21,304
FamilyMart UNY Holdings Co. Ltd.	320,854	21,286
TOTO Ltd.	564,225	21,264
Seiko Epson Corp.	1,100,256	21,207

Sekisui Chemical Co. Ltd.	1,464,592	21,050
Concordia Financial Group Ltd.	4,796,920	20,969
Nikon Corp.	1,387,615	20,723
Toyota Tsusho Corp.	892,797	20,709
Yahoo Japan Corp.	5,184,354	20,642
^ Lawson Inc.	260,393	20,517
Kuraray Co. Ltd.	1,381,029	20,499
Keikyu Corp.	1,956,268	20,392
Tobu Railway Co. Ltd.	3,992,988	20,321
Shimizu Corp.	2,255,999	20,129
MISUMI Group Inc.	1,063,443	19,919
Keio Corp.	2,279,677	19,909
Nagoya Railroad Co. Ltd.	3,598,821	19,557
Japan Post Bank Co. Ltd.	1,633,674	19,403
Hoshizaki Corp.	207,827	18,983
Ryohin Keikaku Co. Ltd.	94,177	18,971
Mitsubishi Tanabe Pharma Corp.	883,991	18,894
Toppan Printing Co. Ltd.	2,070,927	18,685
NH Foods Ltd.	772,245	18,629
Taisho Pharmaceutical Holdings Co. Ltd.	181,792	18,624
Rohm Co. Ltd.	350,450	18,473
NSK Ltd.	1,795,959	18,430
Yakult Honsha Co. Ltd.	404,733	18,229
Alps Electric Co. Ltd.	742,498	17,853
Kawasaki Heavy Industries Ltd.	5,693,877	17,635
Nissin Foods Holdings Co. Ltd.	285,338	17,305
IHI Corp.	5,926,533	17,212
Electric Power Development Co. Ltd.	714,066	17,151
Mitsui Chemicals Inc.	3,596,760	17,142
Shizuoka Bank Ltd.	2,140,363	17,138
Kyushu Electric Power Co. Inc.	1,837,917	17,095
Don Quijote Holdings Co. Ltd.	465,718	17,069
Toho Gas Co. Ltd.	1,809,875	16,942
Nissan Chemical Industries Ltd.	558,573	16,922
Kansai Paint Co. Ltd.	765,775	16,775
Hirose Electric Co. Ltd.	126,800	16,666
Hamamatsu Photonics KK	535,715	16,458
Brother Industries Ltd.	934,335	16,457
Suruga Bank Ltd.	683,398	16,388
Tsuruha Holdings Inc.	141,525	16,377
Shimadzu Corp.	1,062,139	16,160
Aozora Bank Ltd.	4,650,328	16,018
Lion Corp.	986,270	15,953
Kyowa Hakko Kirin Co. Ltd.	1,013,055	15,952
Stanley Electric Co. Ltd.	591,352	15,906
Nisshin Seifun Group Inc.	1,044,763	15,897
Tosoh Corp.	2,570,791	15,853
Trend Micro Inc.	452,064	15,748
Daicel Corp.	1,238,445	15,700
Yaskawa Electric Corp.	1,049,241	15,679
Hisamitsu Pharmaceutical Co. Inc.	287,041	15,493
Toho Co. Ltd.	463,585	15,386
Seibu Holdings Inc.	927,285	15,299
DeNA Co. Ltd.	419,765	15,223
Toyo Suisan Kaisha Ltd.	359,202	15,219
Chugoku Electric Power Co. Inc.	1,208,534	15,190
Konica Minolta Inc.	1,786,340	15,154

Chiba Bank Ltd.	2,637,418	14,988
Alfresa Holdings Corp.	707,375	14,963
JGC Corp.	855,296	14,864
Amada Holdings Co. Ltd.	1,411,141	14,658
USS Co. Ltd.	858,290	14,509
Konami Holdings Corp.	374,328	14,495
Sohgo Security Services Co. Ltd.	269,213	14,459
Hulic Co. Ltd.	1,407,437	14,364
Isetan Mitsukoshi Holdings Ltd.	1,432,312	14,097
Taiheiyo Cement Corp.	4,885,210	14,086
Obic Co. Ltd.	264,413	14,067
Yamada Denki Co. Ltd.	2,823,854	14,006
Nippon Express Co. Ltd.	2,994,085	13,991
Asics Corp.	695,796	13,990
Rinnai Corp.	150,244	13,954
Keisei Electric Railway Co. Ltd.	551,011	13,751
Oji Holdings Corp.	3,468,002	13,723
Keihan Holdings Co. Ltd.	1,962,734	13,720
Kewpie Corp.	442,013	13,635
NGK Spark Plug Co. Ltd.	771,037	13,584
Ashikaga Holdings Co. Ltd.	3,786,727	13,571
Nomura Research Institute Ltd.	393,211	13,569
Teijin Ltd.	698,575	13,550
Mitsubishi Materials Corp.	494,623	13,519
JTEKT Corp.	894,529	13,445
Nabtesco Corp.	465,228	13,171
Park24 Co. Ltd.	404,745	13,152
Kobayashi Pharmaceutical Co. Ltd.	251,642	13,120
Pigeon Corp.	428,103	12,931
Yokogawa Electric Corp.	969,406	12,900
J Front Retailing Co. Ltd.	983,538	12,887
Disco Corp.	108,343	12,832
Iida Group Holdings Co. Ltd.	630,550	12,675
Sojitz Corp.	4,946,929	12,636
ANA Holdings Inc.	4,640,353	12,614
^ Casio Computer Co. Ltd.	894,846	12,551
Ezaki Glico Co. Ltd.	206,069	12,478
Minebea Co. Ltd.	1,307,918	12,385
Yamazaki Baking Co. Ltd.	504,721	12,356
Sumitomo Dainippon Pharma Co. Ltd.	632,588	12,230
Fukuoka Financial Group Inc.	2,911,692	12,094
Nippon Yusen KK	6,405,997	11,995
Start Today Co. Ltd.	699,957	11,988
TonenGeneral Sekiyu KK	1,172,362	11,873
Kose Corp.	115,122	11,798
JSR Corp.	744,389	11,698
Mabuchi Motor Co. Ltd.	209,141	11,587
Hino Motors Ltd.	1,073,093	11,489
Marui Group Co. Ltd.	868,739	11,472
Mitsubishi Motors Corp.	2,450,857	11,419
CyberAgent Inc.	382,698	11,355
Miraca Holdings Inc.	227,290	11,333
Air Water Inc.	598,949	11,303
Sega Sammy Holdings Inc.	792,965	11,293
Toyo Seikan Group Holdings Ltd.	636,635	11,217
Calbee Inc.	295,546	11,176
Sumitomo Heavy Industries Ltd.	2,257,358	11,123

	Tokyu Fudosan Holdings Corp.	2,045,177	11,114
	Hakuhodo DY Holdings Inc.	948,404	11,075
	Nippon Shinyaku Co. Ltd.	203,634	11,034
	Sundrug Co. Ltd.	131,245	10,973
	Suzuken Co. Ltd.	330,006	10,892
	Mitsubishi Gas Chemical Co. Inc.	759,942	10,867
	Square Enix Holdings Co. Ltd.	314,666	10,812
	Kurita Water Industries Ltd.	454,602	10,809
	MediPal Holdings Corp.	624,152	10,796
	Sumitomo Rubber Industries Ltd.	704,879	10,660
	Ebara Corp.	359,927	10,652
*	Kobe Steel Ltd.	1,175,457	10,639
	Bank of Kyoto Ltd.	1,448,140	10,618
	Haseko Corp.	1,101,872	10,610
	Credit Saison Co. Ltd.	634,473	10,524
	Shimamura Co. Ltd.	86,565	10,497
	Nankai Electric Railway Co. Ltd.	2,178,069	10,462
	Fuji Electric Co. Ltd.	2,280,435	10,448
	Kyushu Financial Group Inc.	1,530,220	10,443
	Mitsui OSK Lines Ltd.	4,438,892	10,330
	Hitachi High-Technologies Corp.	257,185	10,251
	Nichirei Corp.	451,661	10,165
	SCREEN Holdings Co. Ltd.	156,867	10,114
	Temp Holdings Co. Ltd.	573,169	10,069
	DIC Corp.	324,587	10,030
	Tokyo Tatemono Co. Ltd.	824,776	9,907
	Takashimaya Co. Ltd.	1,198,349	9,833
	Kakaku.com Inc.	544,162	9,826
	Shinsei Bank Ltd.	6,490,114	9,812
	Yamaguchi Financial Group Inc.	920,252	9,806
	NOK Corp.	446,603	9,784
	Otsuka Corp.	203,956	9,681
	Hiroshima Bank Ltd.	2,330,451	9,671
	Hitachi Metals Ltd.	774,241	9,462
	Sony Financial Holdings Inc.	687,027	9,459
	Advantest Corp.	692,883	9,374
	Hitachi Chemical Co. Ltd.	408,624	9,366
	Kaneka Corp.	1,168,336	9,253
	Sawai Pharmaceutical Co. Ltd.	130,007	9,226
	SBI Holdings Inc.	767,189	9,151
	Hokuriku Electric Power Co.	739,033	9,007
	Nifco Inc.	168,530	8,957
	Asahi Intecc Co. Ltd.	194,491	8,897
	THK Co. Ltd.	446,484	8,795
	Kaken Pharmaceutical Co. Ltd.	141,211	8,673
	Nippon Electric Glass Co. Ltd.	1,651,400	8,551
	Maruichi Steel Tube Ltd.	247,291	8,543
	Chugoku Bank Ltd.	698,022	8,518
	Azbil Corp.	281,801	8,516
	Hachijuni Bank Ltd.	1,628,234	8,491
^	Japan Airport Terminal Co. Ltd.	223,220	8,486
	Seven Bank Ltd.	2,616,002	8,374
*,^ PeptiDream Inc.		152,500	8,348
^	Kawasaki Kisen Kaisha Ltd.	3,241,981	8,344
	Hikari Tsushin Inc.	89,903	8,334
	Nexon Co. Ltd.	532,437	8,320
	TIS Inc.	320,500	8,297

	Zenkoku Hosho Co. Ltd.	199,729	8,256
	Idemitsu Kosan Co. Ltd.	400,177	8,245
	Matsumotokiyoshi Holdings Co. Ltd.	158,933	8,213
	Hitachi Construction Machinery Co. Ltd.	409,948	8,170
	Nomura Real Estate Holdings Inc.	482,848	8,147
	Nippon Shokubai Co. Ltd.	130,291	8,125
	Daifuku Co. Ltd.	439,700	8,074
	Ito En Ltd.	226,160	8,024
	COMSYS Holdings Corp.	449,060	7,962
	Ube Industries Ltd.	4,162,060	7,956
	Gunma Bank Ltd.	1,750,993	7,956
	Sotetsu Holdings Inc.	1,555,352	7,938
	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,728,819	7,932
	Sugi Holdings Co. Ltd.	145,511	7,892
^	Kagome Co. Ltd.	297,833	7,810
	Sanwa Holdings Corp.	803,033	7,770
	Morinaga & Co. Ltd.	161,100	7,767
*,^ Sharp Corp./Japan		5,721,168	7,678
	Denka Co. Ltd.	1,772,641	7,670
	Miura Co. Ltd.	382,500	7,660
	Tsumura & Co.	269,375	7,658
	Kamigumi Co. Ltd.	878,285	7,653
	Nihon M&A Center Inc.	247,400	7,647
	Megmilk Snow Brand Co. Ltd.	209,300	7,644
	Mitsubishi Logistics Corp.	528,330	7,619
	Horiba Ltd.	153,900	7,555
	Oracle Corp. Japan	133,595	7,542
	AEON Financial Service Co. Ltd.	429,597	7,485
	Glory Ltd.	225,412	7,463
^	Cosmos Pharmaceutical Corp.	34,407	7,381
	Nishi-Nippon Railroad Co. Ltd.	1,527,654	7,345
*	Acom Co. Ltd.	1,547,748	7,290
	Aeon Mall Co. Ltd.	459,994	7,263
	Nippon Kayaku Co. Ltd.	670,139	7,224
	Nihon Kohden Corp.	293,461	7,139
	Benesse Holdings Inc.	279,216	7,127
	Sapporo Holdings Ltd.	256,499	7,101
	Sumitomo Forestry Co. Ltd.	526,091	7,033
	Showa Shell Sekiyu KK	757,686	7,031
	Sankyo Co. Ltd.	205,908	7,030
	Sumitomo Osaka Cement Co. Ltd.	1,511,344	7,025
	Coca-Cola West Co. Ltd.	250,983	7,020
	Welcia Holdings Co. Ltd.	101,620	6,997
*	Itoham Yonekyu Holdings Inc.	663,405	6,926
	Hokuhoku Financial Group Inc.	512,603	6,900
	SCSK Corp.	170,428	6,889
	Toyoda Gosei Co. Ltd.	295,897	6,886
	Nippon Paper Industries Co. Ltd.	372,793	6,808
	Century Tokyo Leasing Corp.	187,574	6,803
	Izumi Co. Ltd.	158,093	6,798
	House Foods Group Inc.	295,377	6,765
*,^ LINE Corp.		139,958	6,761
	Ain Holdings Inc.	98,700	6,721
	Pola Orbis Holdings Inc.	74,270	6,654
	ABC-Mart Inc.	97,672	6,638
^	Furukawa Electric Co. Ltd.	244,050	6,627
	Aoyama Trading Co. Ltd.	191,409	6,605

	Relo Group Inc.	39,500	6,572
	Yokohama Rubber Co. Ltd.	407,866	6,520
	Iyo Bank Ltd.	1,077,441	6,519
	Rohto Pharmaceutical Co. Ltd.	378,491	6,516
	Takara Holdings Inc.	696,913	6,514
	Zensho Holdings Co. Ltd.	362,000	6,463
	GS Yuasa Corp.	1,565,873	6,448
	Coca-Cola East Japan Co. Ltd.	295,678	6,419
	Daido Steel Co. Ltd.	1,385,801	6,365
	Showa Denko KK	504,308	6,360
	Leopalace21 Corp.	963,700	6,359
	Penta-Ocean Construction Co. Ltd.	1,108,200	6,317
	Topcon Corp.	441,442	6,299
	NHK Spring Co. Ltd.	650,179	6,296
	Seino Holdings Co. Ltd.	594,796	6,250
	Morinaga Milk Industry Co. Ltd.	782,000	6,250
	Fujikura Ltd.	1,147,859	6,247
	Dowa Holdings Co. Ltd.	891,751	6,242
^	MonotaRO Co. Ltd.	231,017	6,207
	Citizen Holdings Co. Ltd.	1,181,125	6,179
	Shikoku Electric Power Co. Inc.	615,447	6,079
	Nipro Corp.	471,209	5,985
	Pilot Corp.	143,000	5,973
	Sumco Corp.	725,970	5,972
	Nishi-Nippon City Bank Ltd.	2,822,344	5,970
	NTN Corp.	1,705,557	5,968
	Kinden Corp.	518,204	5,963
	Hokkaido Electric Power Co. Inc.	696,692	5,944
	77 Bank Ltd.	1,449,965	5,927
	Taiyo Nippon Sanso Corp.	568,107	5,923
	Toyobo Co. Ltd.	3,508,368	5,886
	Aica Kogyo Co. Ltd.	219,000	5,815
^	Japan Post Insurance Co. Ltd.	263,494	5,752
*,^ Tokuyama Corp.		1,359,000	5,708
	Ulvac Inc.	191,800	5,702
	Japan Steel Works Ltd.	249,527	5,661
	NOF Corp.	555,000	5,642
	Nihon Parkerizing Co. Ltd.	386,100	5,637
^	OSG Corp.	282,978	5,630
	Toyo Tire & Rubber Co. Ltd.	399,000	5,627
	Calsonic Kansei Corp.	603,586	5,582
	Sankyu Inc.	966,000	5,549
	Toyota Boshoku Corp.	244,088	5,478
	Ibiden Co. Ltd.	407,257	5,470
	Wacoal Holdings Corp.	483,229	5,448
	ADEKA Corp.	388,500	5,374
	Daiichikosho Co. Ltd.	131,200	5,361
	K's Holdings Corp.	323,890	5,350
	Zeon Corp.	601,501	5,344
	Ushio Inc.	463,133	5,342
	Shochiku Co. Ltd.	438,502	5,326
	Resorttrust Inc.	261,388	5,314
	Nagase & Co. Ltd.	440,531	5,298
	Toagosei Co. Ltd.	487,200	5,292
^	Iwatani Corp.	853,000	5,259
	Kyudenko Corp.	142,600	5,221
	TS Tech Co. Ltd.	205,078	5,194

TechnoPro Holdings Inc.	137,800	5,191
Ship Healthcare Holdings Inc.	168,300	5,171
Nikkon Holdings Co. Ltd.	235,600	5,130
Daishi Bank Ltd.	1,331,447	5,118
FP Corp.	91,062	5,117
Skylark Co. Ltd.	378,500	5,094
Nisshinbo Holdings Inc.	513,171	5,086
Shiga Bank Ltd.	1,044,393	5,079
Kyowa Exeo Corp.	355,800	5,067
Nippon Gas Co. Ltd.	162,300	5,060
Japan Airlines Co. Ltd.	171,817	5,058
Tsubakimoto Chain Co.	653,000	5,056
Rengo Co. Ltd.	823,014	5,037
Nisshin Steel Co. Ltd.	369,791	5,001
Bic Camera Inc.	600,543	4,987
Toda Corp.	938,647	4,950
Nishimatsu Construction Co. Ltd.	1,058,000	4,921
Yamato Kogyo Co. Ltd.	165,831	4,914
Awa Bank Ltd.	794,045	4,887
Chiyoda Corp.	592,539	4,868
H2O Retailing Corp.	342,187	4,867
Shimachu Co. Ltd.	195,578	4,863
Senshu Ikeda Holdings Inc.	1,095,190	4,827
Kokuyo Co. Ltd.	332,500	4,820
Itochu Techno-Solutions Corp.	185,009	4,757
Fujitsu General Ltd.	219,000	4,757
Sangetsu Corp.	245,200	4,751
Tokyo Ohka Kogyo Co. Ltd.	155,900	4,736
Capcom Co. Ltd.	191,484	4,692
Kenedix Inc.	1,035,100	4,605
Ogaki Kyoritsu Bank Ltd.	1,374,000	4,583
Tadano Ltd.	463,928	4,559
Juroku Bank Ltd.	1,588,158	4,531
Mitsui Mining & Smelting Co. Ltd.	2,163,975	4,529
Arcs Co. Ltd.	180,900	4,511
Heiwa Corp.	202,236	4,496
OKUMA Corp.	584,525	4,489
Okumura Corp.	782,000	4,444
Toho Holdings Co. Ltd.	206,800	4,386
San-In Godo Bank Ltd.	640,986	4,384
Nippon Light Metal Holdings Co. Ltd.	2,030,800	4,376
Hanwa Co. Ltd.	719,000	4,363
Hazama Ando Corp.	716,900	4,356
Oki Electric Industry Co. Ltd.	323,500	4,354
^ SHO-BOND Holdings Co. Ltd.	93,500	4,350
Tokai Tokyo Financial Holdings Inc.	897,335	4,349
Mochida Pharmaceutical Co. Ltd.	55,408	4,336
Taiyo Yuden Co. Ltd.	436,221	4,309
Valor Holdings Co. Ltd.	152,600	4,305
Amano Corp.	269,200	4,301
^ Colowide Co. Ltd.	233,700	4,263
KYORIN Holdings Inc.	187,889	4,259
Mitsubishi Pencil Co. Ltd.	85,800	4,256
* Orient Corp.	2,214,330	4,240
Autobacs Seven Co. Ltd.	294,354	4,218
^ Sanrio Co. Ltd.	228,566	4,188
Trusco Nakayama Corp.	77,200	4,118

	Mitsui Engineering & Shipbuilding Co. Ltd.	2,918,451	4,111
	DMG Mori Co. Ltd.	394,288	4,111
	NTT Urban Development Corp.	425,231	4,105
	Maeda Road Construction Co. Ltd.	228,614	4,091
	Keiyo Bank Ltd.	962,367	4,087
	Maeda Corp.	480,000	4,075
	North Pacific Bank Ltd.	1,131,717	4,022
	Kiyo Bank Ltd.	256,100	4,018
	Hokkoku Bank Ltd.	1,312,399	3,966
	Tokyo Seimitsu Co. Ltd.	147,600	3,938
	Tokai Rika Co. Ltd.	199,692	3,913
	Nippon Suisan Kaisha Ltd.	906,800	3,896
	Meitec Corp.	110,800	3,892
^	Fukuyama Transporting Co. Ltd.	661,928	3,853
	Lintec Corp.	192,447	3,849
	Kandenko Co. Ltd.	414,711	3,826
	Fuji Machine Manufacturing Co. Ltd.	329,300	3,803
	Maruha Nichiro Corp.	139,800	3,798
	Nichias Corp.	427,000	3,772
	Nippo Corp.	197,884	3,760
	Takasago Thermal Engineering Co. Ltd.	252,500	3,759
	Ariake Japan Co. Ltd.	69,000	3,720
	Koei Tecmo Holdings Co. Ltd.	187,400	3,712
	Kumagai Gumi Co. Ltd.	1,432,000	3,702
	Fuyo General Lease Co. Ltd.	74,200	3,684
	Jafco Co. Ltd.	124,670	3,662
	Inaba Denki Sangyo Co. Ltd.	100,900	3,648
*,^ Aiful Corp.		1,173,761	3,639
	Hitachi Capital Corp.	171,096	3,634
	Fuji Oil Holdings Inc.	176,900	3,625
	Okamoto Industries Inc.	289,000	3,618
^	GungHo Online Entertainment Inc.	1,470,900	3,605
	Fujitec Co. Ltd.	301,800	3,595
^	HIS Co. Ltd.	137,271	3,582
^	Yoshinoya Holdings Co. Ltd.	248,600	3,562
	Ichigo Inc.	801,700	3,562
	Kissei Pharmaceutical Co. Ltd.	132,689	3,544
	San-A Co. Ltd.	70,700	3,539
	Hitachi Kokusai Electric Inc.	192,000	3,522
	Hitachi Transport System Ltd.	175,136	3,495
	Yaoko Co. Ltd.	88,400	3,494
	Nanto Bank Ltd.	98,535	3,490
	Ryosan Co. Ltd.	113,600	3,464
	Onward Holdings Co. Ltd.	480,049	3,462
*,^ euglena Co. Ltd.		239,100	3,448
	Toyo Ink SC Holdings Co. Ltd.	766,000	3,434
	Takara Standard Co. Ltd.	184,500	3,426
	Okasan Securities Group Inc.	665,284	3,422
	Canon Marketing Japan Inc.	183,842	3,421
	Japan Aviation Electronics Industry Ltd.	219,508	3,415
	Nihon Unisys Ltd.	266,400	3,412
	Ai Holdings Corp.	141,000	3,395
	KYB Corp.	758,218	3,391
	Tokyo Dome Corp.	362,100	3,383
	Fuji Seal International Inc.	82,200	3,381
	Musashino Bank Ltd.	132,380	3,347
	Tomy Co. Ltd.	317,700	3,346

Nichi-iko Pharmaceutical Co. Ltd.	174,400	3,338
Nippon Seiki Co. Ltd.	175,000	3,337
Matsui Securities Co. Ltd.	407,652	3,331
Duskin Co. Ltd.	178,600	3,322
Cosmo Energy Holdings Co. Ltd.	264,059	3,319
^ Daio Paper Corp.	280,500	3,318
United Arrows Ltd.	136,400	3,317
^ GMO Payment Gateway Inc.	63,500	3,307
Mandom Corp.	72,200	3,301
Sumitomo Bakelite Co. Ltd.	630,000	3,294
Asatsu-DK Inc.	123,640	3,294
Topre Corp.	156,600	3,291
^ Nissha Printing Co. Ltd.	133,300	3,287
Hyakujushi Bank Ltd.	1,074,958	3,282
Hokuetsu Kishu Paper Co. Ltd.	532,400	3,206
Hitachi Zosen Corp.	632,000	3,199
GMO Internet Inc.	237,100	3,184
Sakata Seed Corp.	125,200	3,170
^ Fuji Kyuko Co. Ltd.	270,000	3,158
Totetsu Kogyo Co. Ltd.	109,600	3,143
Tokyu Construction Co. Ltd.	314,300	3,142
Hyakugo Bank Ltd.	857,585	3,101
Kusuri No Aoki Co. Ltd.	60,500	3,088
Hogy Medical Co. Ltd.	44,000	3,081
ASKUL Corp.	81,100	3,079
Anritsu Corp.	538,570	3,079
Nippon Flour Mills Co. Ltd.	200,500	3,078
Central Glass Co. Ltd.	777,000	3,062
Toho Bank Ltd.	870,000	3,060
Okamura Corp.	316,000	3,059
Shima Seiki Manufacturing Ltd.	111,500	3,043
Takara Bio Inc.	178,300	2,991
MOS Food Services Inc.	94,100	2,991
Saibu Gas Co. Ltd.	1,212,000	2,991
Daiseki Co. Ltd.	153,100	2,987
Nissin Electric Co. Ltd.	178,500	2,972
DCM Holdings Co. Ltd.	345,700	2,971
Yodogawa Steel Works Ltd.	110,500	2,961
FCC Co. Ltd.	137,500	2,954
TPR Co. Ltd.	105,000	2,952
Paramount Bed Holdings Co. Ltd.	77,800	2,935
PALTAC Corp.	125,200	2,930
^ Kameda Seika Co. Ltd.	52,300	2,925
Kyoritsu Maintenance Co. Ltd.	46,400	2,899
ZERIA Pharmaceutical Co. Ltd.	169,900	2,879
Okinawa Electric Power Co. Inc.	126,350	2,856
* Nippon Sheet Glass Co. Ltd.	357,400	2,851
Exedy Corp.	112,043	2,851
Nishimatsuya Chain Co. Ltd.	187,200	2,842
Taikisha Ltd.	114,500	2,822
Tokyo TY Financial Group Inc.	100,700	2,821
Kuroda Electric Co. Ltd.	147,200	2,821
^ Accordia Golf Co. Ltd.	276,000	2,813
cocokara fine Inc.	72,800	2,801
Siix Corp.	69,200	2,800
Takuma Co. Ltd.	295,000	2,787
Sumitomo Mitsui Construction Co. Ltd.	2,964,300	2,783

Transcosmos Inc.	105,200	2,772
^ Zojirushi Corp.	170,500	2,770
Daikyonishikawa Corp.	224,000	2,767
^ COLOPL Inc.	177,285	2,762
Japan Petroleum Exploration Co. Ltd.	124,681	2,752
UACJ Corp.	907,000	2,731
^ Jin Co. Ltd.	58,900	2,730
Senko Co. Ltd.	389,400	2,712
Nissan Shatai Co. Ltd.	291,965	2,692
Komeri Co. Ltd.	110,748	2,689
Gurunavi Inc.	97,400	2,679
Noritz Corp.	129,500	2,672
TOMONY Holdings Inc.	573,800	2,672
Kanamoto Co. Ltd.	103,300	2,655
Yamanashi Chuo Bank Ltd.	611,000	2,634
Kadokawa Dwango Corp.	180,600	2,629
^ Nachi-Fujikoshi Corp.	713,000	2,623
Keihin Corp.	164,800	2,616
J Trust Co. Ltd.	329,700	2,592
CKD Corp.	214,000	2,587
Meidensha Corp.	784,000	2,580
Joyful Honda Co. Ltd.	98,400	2,566
Milbon Co. Ltd.	52,200	2,560
Tokyo Steel Manufacturing Co. Ltd.	377,800	2,555
Adastria Co. Ltd.	110,700	2,541
Yamagata Bank Ltd.	594,000	2,504
Nippon Densetsu Kogyo Co. Ltd.	133,600	2,503
Seikagaku Corp.	151,000	2,476
^ TOKAI Holdings Corp.	385,500	2,474
Showa Sangyo Co. Ltd.	470,000	2,462
Unipres Corp.	139,400	2,461
^ EDION Corp.	293,100	2,455
Nichiha Corp.	110,000	2,452
Ci:z Holdings Co. Ltd.	85,200	2,446
Bank of Okinawa Ltd.	82,120	2,441
Kanematsu Corp.	1,564,000	2,428
Fancl Corp.	141,000	2,400
^ Bank of Nagoya Ltd.	68,800	2,397
Sanyo Special Steel Co. Ltd.	427,000	2,394
Bank of Iwate Ltd.	61,900	2,393
SMS Co. Ltd.	88,800	2,370
Dip Corp.	76,200	2,357
NSD Co. Ltd.	146,700	2,356
^ Life Corp.	73,900	2,356
* Pioneer Corp.	1,080,700	2,351
Aomori Bank Ltd.	739,000	2,346
Earth Chemical Co. Ltd.	49,600	2,340
Sumitomo Warehouse Co. Ltd.	438,000	2,331
^ Atom Corp.	347,100	2,330
Komori Corp.	184,800	2,325
SKY Perfect JSAT Holdings Inc.	473,167	2,324
Chiyoda Co. Ltd.	94,600	2,323
PanaHome Corp.	291,368	2,317
Descente Ltd.	176,800	2,288
Nomura Co. Ltd.	146,600	2,283
Nippon Soda Co. Ltd.	532,000	2,275
Saizeriya Co. Ltd.	99,500	2,264

	Takara Leben Co. Ltd.	335,800	2,262
^	Ichibanya Co. Ltd.	64,500	2,258
	Takeuchi Manufacturing Co. Ltd.	133,900	2,257
	Fukui Bank Ltd.	884,000	2,252
	Aichi Steel Corp.	44,400	2,248
	Futaba Corp.	137,800	2,245
	Fuji Soft Inc.	79,900	2,242
	Ryobi Ltd.	503,000	2,235
	NS Solutions Corp.	127,504	2,234
	Toshiba Plant Systems & Services Corp.	138,000	2,226
	Nikkiso Co. Ltd.	248,100	2,225
	Makino Milling Machine Co. Ltd.	361,000	2,224
^	Financial Products Group Co. Ltd.	239,400	2,224
	Kureha Corp.	60,600	2,222
	United Super Markets Holdings Inc.	224,700	2,220
	Nissin Kogyo Co. Ltd.	145,600	2,219
	NET One Systems Co. Ltd.	318,800	2,218
	IBJ Leasing Co. Ltd.	109,400	2,201
	TOC Co. Ltd.	262,400	2,189
	Heiwado Co. Ltd.	112,400	2,185
	Taiyo Holdings Co. Ltd.	62,900	2,171
	TSI Holdings Co. Ltd.	372,600	2,164
	Seiren Co. Ltd.	180,900	2,154
	Nagaileben Co. Ltd.	96,500	2,150
	Aeon Delight Co. Ltd.	70,500	2,149
	Morita Holdings Corp.	151,300	2,146
	Tokyo Broadcasting System Holdings Inc.	136,182	2,130
	Gunze Ltd.	659,000	2,125
^	Japan Display Inc.	1,357,797	2,120
	Starts Corp. Inc.	114,300	2,117
	BML Inc.	80,200	2,113
	As One Corp.	48,500	2,111
	Oita Bank Ltd.	580,000	2,107
	Raito Kogyo Co. Ltd.	174,900	2,102
	Toei Co. Ltd.	260,000	2,101
	Daikyo Inc.	1,149,579	2,087
	Marudai Food Co. Ltd.	426,000	2,076
	Token Corp.	27,800	2,070
	Sakata INX Corp.	170,400	2,070
	Daihen Corp.	388,000	2,066
	Iseki & Co. Ltd.	829,000	2,065
	Prima Meat Packers Ltd.	569,000	2,064
	Daibiru Corp.	224,900	2,054
	Nitto Boseki Co. Ltd.	629,000	2,054
	Tokai Carbon Co. Ltd.	755,000	2,052
*,^ W-Scope Corp.		97,300	2,049
	Nisshin Oillio Group Ltd.	441,000	2,048
	Nippon Signal Company Ltd.	242,600	2,045
	Chudenko Corp.	100,600	2,037
	Alpine Electronics Inc.	154,400	2,037
	Unizo Holdings Co. Ltd.	72,800	2,036
	Gree Inc.	361,053	2,026
	Hitachi Maxell Ltd.	131,200	2,021
	Asahi Holdings Inc.	118,100	2,015
	Create SD Holdings Co. Ltd.	84,400	2,015
	Sanki Engineering Co. Ltd.	225,300	2,011
	Kato Sangyo Co. Ltd.	84,900	2,010

	Internet Initiative Japan Inc.	107,100	2,006
	Shinmaywa Industries Ltd.	303,000	2,005
	Eizo Corp.	73,800	2,003
	Kohnan Shoji Co. Ltd.	102,400	1,992
	Heiwa Real Estate Co. Ltd.	137,700	1,983
	Kitz Corp.	358,400	1,976
	Furukawa Co. Ltd.	1,261,000	1,975
	Doutor Nichires Holdings Co. Ltd.	107,500	1,974
	Akita Bank Ltd.	663,000	1,969
*	Toshiba TEC Corp.	484,252	1,958
	Takasago International Corp.	72,900	1,956
	Nippon Steel & Sumikin Bussan Corp.	55,000	1,948
	V Technology Co. Ltd.	16,500	1,943
	Fujicco Co. Ltd.	84,200	1,936
	Aichi Bank Ltd.	39,800	1,935
	Chofu Seisakusho Co. Ltd.	73,800	1,935
	Piolax Inc.	31,000	1,931
	Sato Holdings Corp.	88,500	1,931
*,^ Outsourcing Inc.		44,100	1,930
	Musashi Seimitsu Industry Co. Ltd.	81,400	1,911
	kabu.com Securities Co. Ltd.	565,300	1,900
	Mizuno Corp.	354,000	1,900
	Yamazen Corp.	247,900	1,894
	Nichicon Corp.	236,900	1,888
	Axial Retailing Inc.	54,000	1,879
	Dydo Drinco Inc.	33,800	1,878
	Mirait Holdings Corp.	220,700	1,877
^	Kisoji Co. Ltd.	82,900	1,863
	Foster Electric Co. Ltd.	101,300	1,859
	Fuso Chemical Co. Ltd.	90,900	1,859
	Oiles Corp.	108,600	1,849
	Doshisha Co. Ltd.	88,200	1,849
	Toridoll.corp	80,500	1,847
	Obara Group Inc.	46,800	1,837
	Kotobuki Spirits Co. Ltd.	71,100	1,831
	Benefit One Inc.	58,300	1,827
	Marusan Securities Co. Ltd.	221,000	1,827
	Nitta Corp.	72,900	1,825
	Sanyo Chemical Industries Ltd.	42,600	1,818
	Noevir Holdings Co. Ltd.	59,700	1,818
	Max Co. Ltd.	150,000	1,808
	Sanyo Electric Railway Co. Ltd.	351,000	1,805
	Goldwin Inc.	34,400	1,803
	Jaccs Co. Ltd.	471,000	1,801
	Japan Wool Textile Co. Ltd.	253,200	1,801
	Inabata & Co. Ltd.	175,200	1,799
	Aida Engineering Ltd.	224,200	1,795
	Mani Inc.	80,000	1,794
	Kura Corp.	36,800	1,792
	Mitsubishi Shokuhin Co. Ltd.	55,200	1,790
	Pacific Industrial Co. Ltd.	156,300	1,788
	VT Holdings Co. Ltd.	336,100	1,787
	TKC Corp.	57,400	1,785
	Toyo Engineering Corp.	551,000	1,785
	Create Restaurants Holdings Inc.	175,700	1,785
	Hokuetsu Bank Ltd.	83,800	1,774
	Daiho Corp.	319,000	1,768

Yokohama Reito Co. Ltd.	166,300	1,766
Kintetsu World Express Inc.	136,500	1,766
Monex Group Inc.	750,600	1,764
^ Next Co. Ltd.	213,900	1,758
AOKI Holdings Inc.	155,600	1,758
Mitsuba Corp.	133,200	1,756
Star Micronics Co. Ltd.	140,400	1,756
Royal Holdings Co. Ltd.	100,900	1,748
Tachi-S Co. Ltd.	107,100	1,741
Sekisui Jushi Corp.	107,200	1,740
Nishio Rent All Co. Ltd.	58,700	1,727
^ Mitsumi Electric Co. Ltd.	305,400	1,725
Shizuoka Gas Co. Ltd.	217,400	1,715
Eighteenth Bank Ltd.	578,000	1,715
Sankyo Tateyama Inc.	105,400	1,714
^ Wacom Co. Ltd.	568,100	1,712
Sintokogio Ltd.	185,200	1,711
^ Pacific Metals Co. Ltd.	571,000	1,704
DTS Corp.	76,600	1,703
^ Yonex Co. Ltd.	35,000	1,691
Toho Zinc Co. Ltd.	517,000	1,682
EPS Holdings Inc.	122,400	1,681
^ Plenus Co. Ltd.	92,100	1,678
Round One Corp.	247,500	1,678
Seiko Holdings Corp.	532,000	1,678
Shikoku Bank Ltd.	785,000	1,674
Bando Chemical Industries Ltd.	168,000	1,670
Bunka Shutter Co. Ltd.	209,200	1,667
Ohsho Food Service Corp.	42,500	1,667
Hosiden Corp.	229,200	1,665
Eiken Chemical Co. Ltd.	57,800	1,664
Elecom Co. Ltd.	76,100	1,654
^ Kanto Denka Kogyo Co. Ltd.	183,000	1,653
Daiwabo Holdings Co. Ltd.	699,000	1,651
Kyoei Steel Ltd.	86,800	1,647
Asahi Diamond Industrial Co. Ltd.	202,500	1,640
Riso Kagaku Corp.	100,200	1,639
^ COOKPAD Inc.	170,700	1,637
* Infomart Corp.	140,400	1,633
Avex Group Holdings Inc.	119,800	1,629
Yondoshi Holdings Inc.	69,400	1,611
Konoike Transport Co. Ltd.	117,900	1,606
Bank of the Ryukyus Ltd.	134,900	1,601
Tochigi Bank Ltd.	394,000	1,598
Toppan Forms Co. Ltd.	150,491	1,575
Tokai Corp.	44,400	1,574
Hiday Hidaka Corp.	65,240	1,574
T Hasegawa Co. Ltd.	84,500	1,564
Chugoku Marine Paints Ltd.	222,000	1,560
^ Ringer Hut Co. Ltd.	66,900	1,550
TV Asahi Holdings Corp.	83,630	1,537
Miyazaki Bank Ltd.	578,000	1,534
Japan Securities Finance Co. Ltd.	353,100	1,529
Zenrin Co. Ltd.	85,600	1,520
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	311,000	1,517
NEC Networks & System Integration Corp.	89,200	1,516
Shibuya Corp.	80,400	1,516

^ Tekken Corp.	489,000	1,516
Daido Metal Co. Ltd.	138,000	1,515
G-Tekt Corp.	81,800	1,509
Dexerials Corp.	181,900	1,506
Trancom Co. Ltd.	23,900	1,502
Tsukishima Kikai Co. Ltd.	135,300	1,501
Shinko Electric Industries Co. Ltd.	264,869	1,497
Starzen Co. Ltd.	29,400	1,494
Yuasa Trading Co. Ltd.	65,100	1,494
ASKA Pharmaceutical Co. Ltd.	81,500	1,491
^ Nippon Synthetic Chemical Industry Co. Ltd.	166,000	1,490
Hibiya Engineering Ltd.	90,800	1,488
^ Osaki Electric Co. Ltd.	147,000	1,481
St. Marc Holdings Co. Ltd.	53,900	1,475
San-Ai Oil Co. Ltd.	216,000	1,475
Geo Holdings Corp.	114,100	1,474
Ricoh Leasing Co. Ltd.	52,800	1,459
Ehime Bank Ltd.	115,600	1,453
Open House Co. Ltd.	67,700	1,447
Relia Inc.	161,600	1,445
Iino Kaiun Kaisha Ltd.	399,700	1,442
JCR Pharmaceuticals Co. Ltd.	55,500	1,442
Mitsui Sugar Co. Ltd.	59,800	1,441
Kurabo Industries Ltd.	758,000	1,438
Tv Tokyo Holdings Corp.	65,300	1,433
Shikoku Chemicals Corp.	157,000	1,430
Topy Industries Ltd.	69,500	1,429
Micronics Japan Co. Ltd.	106,600	1,427
Fukushima Industries Corp.	43,500	1,424
Hokuto Corp.	78,800	1,416
Fuji Co. Ltd.	70,200	1,415
Mitsuboshi Belting Ltd.	166,000	1,414
^ S Foods Inc.	54,000	1,411
Sanken Electric Co. Ltd.	436,000	1,407
Fujimori Kogyo Co. Ltd.	59,700	1,404
Namura Shipbuilding Co. Ltd.	206,500	1,394
Press Kogyo Co. Ltd.	325,900	1,393
Vital KSK Holdings Inc.	131,500	1,392
Osaka Soda Co. Ltd.	340,000	1,390
Nitto Kogyo Corp.	106,100	1,389
Bank of Saga Ltd.	563,000	1,388
Katakura Industries Co. Ltd.	116,200	1,385
Kenko Mayonnaise Co. Ltd.	38,900	1,383
Japan Pulp & Paper Co. Ltd.	424,000	1,381
^ Megachips Corp.	67,100	1,376
Takamatsu Construction Group Co. Ltd.	59,300	1,373
OBIC Business Consultants Co. Ltd.	28,300	1,368
^ Sanden Holdings Corp.	458,000	1,366
Itochu Enex Co. Ltd.	177,500	1,364
Okabe Co. Ltd.	164,900	1,344
Mitsui-Soko Holdings Co. Ltd.	423,000	1,344
Macnica Fuji Electronics Holdings Inc.	117,500	1,344
^ Anicom Holdings Inc.	54,700	1,343
Toshiba Machine Co. Ltd.	391,000	1,340
Tsukui Corp.	188,200	1,339
Towa Pharmaceutical Co. Ltd.	33,000	1,339
Kyokuto Kaihatsu Kogyo Co. Ltd.	115,900	1,338

	Belc Co. Ltd.	35,200	1,336
	Sumitomo Riko Co. Ltd.	141,900	1,334
*	Rokko Butter Co. Ltd.	46,200	1,332
	JVC Kenwood Corp.	528,900	1,330
	Xebio Holdings Co. Ltd.	88,600	1,326
	Nippon Koei Co. Ltd.	286,000	1,319
	Inageya Co. Ltd.	93,400	1,319
^	Modec Inc.	73,500	1,312
	Tosho Co. Ltd.	29,600	1,309
	Riken Vitamin Co. Ltd.	27,700	1,309
*,^ Kinugawa Rubber Industrial Co. Ltd.		171,000	1,307
	Pressance Corp.	116,800	1,295
	Nohmi Bosai Ltd.	87,000	1,294
	Menicon Co. Ltd.	47,200	1,291
	Yokogawa Bridge Holdings Corp.	115,300	1,288
	Hitachi Koki Co. Ltd.	177,100	1,287
	Toa Corp.	69,400	1,283
	Konishi Co. Ltd.	102,500	1,281
	Optex Co. Ltd.	53,900	1,279
	Stella Chemifa Corp.	33,200	1,277
	Tokushu Tokai Paper Co. Ltd.	35,700	1,271
	Noritake Co. Ltd.	54,400	1,258
	Eagle Industry Co. Ltd.	103,000	1,258
*	Unitika Ltd.	2,184,000	1,255
	J-Oil Mills Inc.	35,100	1,249
	Fujibo Holdings Inc.	43,000	1,243
	Canon Electronics Inc.	77,800	1,234
	Minato Bank Ltd.	77,100	1,233
	Pack Corp.	45,800	1,233
	Wakita & Co. Ltd.	162,000	1,227
	Funai Soken Holdings Inc.	82,100	1,227
^	Key Coffee Inc.	65,300	1,226
	Teikoku Sen-I Co. Ltd.	78,500	1,226
	Sumitomo Seika Chemicals Co. Ltd.	34,600	1,225
	Toyo Construction Co. Ltd.	281,300	1,221
	Maruwa Co. Ltd.	32,300	1,218
	Taihei Dengyo Kaisha Ltd.	121,000	1,216
	Fukuda Corp.	110,000	1,213
*	Kintetsu Department Store Co. Ltd.	350,000	1,209
	Justsystems Corp.	135,700	1,203
^	Nippon Ceramic Co. Ltd.	64,500	1,203
	Shindengen Electric Manufacturing Co. Ltd.	305,000	1,202
	METAWATER Co. Ltd.	44,100	1,202
	Sumitomo Real Estate Sales Co. Ltd.	58,932	1,199
	Tsubaki Nakashima Co. Ltd.	79,200	1,199
	Tsurumi Manufacturing Co. Ltd.	76,900	1,199
	Anest Iwata Corp.	114,800	1,185
	Tokyotokeiba Co. Ltd.	594,000	1,183
	Yellow Hat Ltd.	57,400	1,181
*	Japan Material Co. Ltd.	31,300	1,179
*	Miroku Jyoho Service Co. Ltd.	60,200	1,178
^	IDOM Inc.	209,100	1,175
	YAMABIKO Corp.	130,900	1,175
	Belluna Co. Ltd.	189,700	1,172
^	F@N Communications Inc.	159,400	1,172
	Towa Bank Ltd.	1,328,000	1,169
	Enplas Corp.	38,500	1,167

	Sogo Medical Co. Ltd.	35,500	1,160
	Tamura Corp.	305,000	1,160
	Sodick Co. Ltd.	156,000	1,155
^	NichiiGakkan Co. Ltd.	147,600	1,151
	Yorozu Corp.	78,200	1,148
	Jeol Ltd.	283,000	1,144
	Joshin Denki Co. Ltd.	133,000	1,143
^	Nihon Chouzai Co. Ltd.	26,100	1,142
	Itoki Corp.	168,700	1,141
	Clarion Co. Ltd.	383,000	1,137
	Tsugami Corp.	217,000	1,135
	Rock Field Co. Ltd.	76,100	1,134
	Tocalo Co. Ltd.	51,900	1,134
	Shinko Plantech Co. Ltd.	158,700	1,132
	Nagatanien Holdings Co. Ltd.	87,000	1,129
	Ihara Chemical Industry Co. Ltd.	126,500	1,129
	Nihon Trim Co. Ltd.	18,700	1,123
	Ines Corp.	98,200	1,121
	Daiken Corp.	56,800	1,110
	T-Gaia Corp.	77,600	1,107
	Daisan Bank Ltd.	67,300	1,107
	Futaba Industrial Co. Ltd.	222,300	1,106
	Warabeya Nichiyo Holdings Co. Ltd.	52,700	1,102
	Hamakyorex Co. Ltd.	61,100	1,102
	Nissin Corp.	349,000	1,098
	Sagami Chain Co. Ltd.	90,300	1,094
	JSP Corp.	48,000	1,091
	Fujimi Inc.	72,000	1,088
^	Kappa Create Co. Ltd.	91,200	1,086
	Torii Pharmaceutical Co. Ltd.	50,000	1,082
	Wowow Inc.	39,200	1,078
	Denki Kogyo Co. Ltd.	215,000	1,077
	Neturen Co. Ltd.	140,500	1,076
	Riken Corp.	31,000	1,068
^	Alpen Co. Ltd.	59,000	1,064
	Ichiyoshi Securities Co. Ltd.	140,100	1,063
^	Bell System24 Holdings Inc.	123,500	1,060
	Goldcrest Co. Ltd.	64,500	1,059
	Prestige International Inc.	129,600	1,057
	Kasai Kogyo Co. Ltd.	100,500	1,050
	Nippon Chemi-Con Corp.	642,000	1,049
^	Fujita Kanko Inc.	297,000	1,048
	Yushin Precision Equipment Co. Ltd.	41,600	1,048
	Cawachi Ltd.	43,200	1,044
	Arcland Sakamoto Co. Ltd.	93,000	1,043
	FIDEA Holdings Co. Ltd.	664,900	1,043
	UKC Holdings Corp.	63,600	1,042
	Yahagi Construction Co. Ltd.	114,700	1,037
*	CMK Corp.	191,400	1,035
	Showa Corp.	195,900	1,032
	Matsuya Co. Ltd.	145,800	1,031
*,^ OSAKA Titanium Technologies Co. Ltd.		74,100	1,030
	Roland DG Corp.	45,700	1,025
	BRONCO BILLY Co. Ltd.	33,700	1,025
	Tamron Co. Ltd.	63,000	1,021
	Matsuya Foods Co. Ltd.	32,700	1,017
	Daiichi Jitsugyo Co. Ltd.	186,000	1,016

* Nissei Build Kogyo Co. Ltd.	211,000	1,015
Kyokuyo Co. Ltd.	37,300	1,012
^ Cosel Co. Ltd.	82,400	997
Nichiden Corp.	35,300	997
Nippon Thompson Co. Ltd.	268,600	995
Systena Corp.	51,900	995
Kyokuto Securities Co. Ltd.	77,500	994
Mitani Sekisan Co. Ltd.	43,500	992
Okuwa Co. Ltd.	106,000	991
PAL GROUP Holdings Co. Ltd.	42,900	991
* Chiyoda Integre Co. Ltd.	48,700	990
ESPEC Corp.	75,900	989
Jimoto Holdings Inc.	696,300	988
Chukyo Bank Ltd.	43,400	982
Tanseisha Co. Ltd.	131,500	981
^ Maeda Kosen Co. Ltd.	86,100	980
Kansai Urban Banking Corp.	95,800	980
Idec Corp.	105,400	977
Dai Nippon Toryo Co. Ltd.	481,000	969
Qol Co. Ltd.	67,100	968
Sakai Chemical Industry Co. Ltd.	297,000	963
Nihon Nohyaku Co. Ltd.	190,600	962
Nittetsu Mining Co. Ltd.	24,500	951
^ Daikokutenbussan Co. Ltd.	19,900	949
Koa Corp.	110,900	946
Michinoku Bank Ltd.	480,000	946
^ Toho Titanium Co. Ltd.	131,100	940
Union Tool Co.	35,200	935
Japan Digital Laboratory Co. Ltd.	63,800	932
Maruzen Showa Unyu Co. Ltd.	244,000	931
Kyodo Printing Co. Ltd.	283,000	929
Aisan Industry Co. Ltd.	116,800	927
Tenma Corp.	58,100	925
HI-LEX Corp.	34,100	924
Nitto Kohki Co. Ltd.	39,300	922
^ Torishima Pump Manufacturing Co. Ltd.	88,100	919
Kato Works Co. Ltd.	44,000	919
Arata Corp.	40,600	918
Melco Holdings Inc.	37,600	914
Kanematsu Electronics Ltd.	48,100	911
^ Istyle Inc.	111,900	910
^ Ateam Inc.	39,000	908
Ryoyo Electro Corp.	74,000	903
Tsukuba Bank Ltd.	313,800	902
Itochu-Shokuhin Co. Ltd.	22,300	899
Ministop Co. Ltd.	51,500	889
Daiwa Industries Ltd.	98,000	885
^ Kumiai Chemical Industry Co. Ltd.	167,600	884
Sanyo Denki Co. Ltd.	160,000	879
Koatsu Gas Kogyo Co. Ltd.	131,000	879
Broadleaf Co. Ltd.	80,100	878
Shin-Etsu Polymer Co. Ltd.	131,100	878
Osaka Steel Co. Ltd.	48,300	877
Oyo Corp.	77,000	871
* Wellnet Corp.	66,300	870
^ Nippon Parking Development Co. Ltd.	619,800	868
Fudo Tetra Corp.	514,200	867

*	Fujiya Co. Ltd.	434,000	867
	Sinfonia Technology Co. Ltd.	528,000	866
^	Japan Cash Machine Co. Ltd.	56,800	863
	Nippon Kanzai Co. Ltd.	58,100	861
	Giken Ltd.	46,600	860
	Mie Kotsu Group Holdings Inc.	221,700	855
	Toyo Corp.	84,800	855
	Nippon Yakin Kogyo Co. Ltd.	586,000	854
	Digital Arts Inc.	31,200	850
^	Tokyo Rope Manufacturing Co. Ltd.	50,400	844
	CONEXIO Corp.	60,700	843
	Kurimoto Ltd.	49,400	841
	Keihanshin Building Co. Ltd.	165,200	833
	Nippon Valqua Industries Ltd.	60,800	829
^	Senshukai Co. Ltd.	118,900	828
^	Riken Technos Corp.	170,100	827
	Meisei Industrial Co. Ltd.	172,500	823
	Kaga Electronics Co. Ltd.	66,400	822
	C Uyemura & Co. Ltd.	18,200	821
	Sakai Moving Service Co. Ltd.	32,200	819
	Sac's Bar Holdings Inc.	75,700	815
	Nippon Road Co. Ltd.	202,000	813
	Takaoka Toko Co. Ltd.	38,300	808
	France Bed Holdings Co. Ltd.	92,300	803
	Komatsu Seiren Co. Ltd.	125,400	803
	Information Services International-Dentsu Ltd.	42,700	801
*	Ishihara Sangyo Kaisha Ltd.	127,100	801
	Kita-Nippon Bank Ltd.	29,700	798
	Nippon Denko Co. Ltd.	471,200	796
	Achilles Corp.	56,400	796
	Juki Corp.	108,700	794
	Sanshin Electronics Co. Ltd.	91,900	793
	Mitsubishi Steel Manufacturing Co. Ltd.	478,000	793
	Shimizu Bank Ltd.	29,800	793
	OSJB Holdings Corp.	374,100	791
^	Marvelous Inc.	101,300	789
	Mie Bank Ltd.	39,700	784
	Arakawa Chemical Industries Ltd.	61,500	768
*	Daito Pharmaceutical Co. Ltd.	32,700	767
^	Keiyo Co. Ltd.	149,600	765
	Hokkaido Gas Co. Ltd.	278,000	761
	Fuji Pharma Co. Ltd.	28,500	757
	Toho Co. Ltd.	32,700	751
^	Sun Frontier Fudousan Co. Ltd.	74,300	750
	Nippon Beet Sugar Manufacturing Co. Ltd.	38,400	750
	Tosei Corp.	99,600	747
	Mitsubishi Research Institute Inc.	23,800	747
	Studio Alice Co. Ltd.	34,000	745
	Honeys Co. Ltd.	63,200	741
	Mitsubishi Nichiyu Forklift Co. Ltd.	111,100	738
	Toyo Kanetsu KK	351,000	737
	K&O Energy Group Inc.	51,300	736
*,^ Laox Co. Ltd.		101,800	732
	Tokyo Energy & Systems Inc.	70,000	731
	Tokyo Tekko Co. Ltd.	184,000	730
	Aiphone Co. Ltd.	44,300	729
	Shinnihon Corp.	80,300	729

	Kamei Corp.	83,600	728
	Toa Corp.	80,200	726
	Fuso Pharmaceutical Industries Ltd.	26,200	725
*	Vector Inc.	73,900	725
	SMK Corp.	217,000	719
	CHIMNEY Co. Ltd.	25,500	717
	Shinko Shoji Co. Ltd.	66,700	713
	Chiba Kogyo Bank Ltd.	177,700	711
^	Jamco Corp.	35,200	711
^	Chuetsu Pulp & Paper Co. Ltd.	322,000	709
	Icom Inc.	35,600	708
^	WATAMI Co. Ltd.	64,300	707
	Misawa Homes Co. Ltd.	92,700	705
	Kyosan Electric Manufacturing Co. Ltd.	185,000	702
*	Mitsubishi Paper Mills Ltd.	103,400	699
	Onoken Co. Ltd.	56,000	691
	Kourakuen Holdings Corp.	44,300	686
	Aichi Corp.	93,400	683
*,^ KLab Inc.		108,800	681
	Sanyo Shokai Ltd.	410,000	680
	Mars Engineering Corp.	34,200	679
	Amuse Inc.	36,800	677
	Sekisui Plastics Co. Ltd.	94,000	676
^	Aeon Fantasy Co. Ltd.	23,600	675
*	JAC Recruitment Co. Ltd.	55,500	667
	Hokkan Holdings Ltd.	193,000	664
	Kanaden Corp.	67,100	662
	Hisaka Works Ltd.	78,200	662
	Arcland Service Holdings Co. Ltd.	21,700	661
	Cleanup Corp.	77,600	660
	Toyo Tanso Co. Ltd.	50,500	658
*,^ Nippon Sharyo Ltd.		249,000	655
	Pronexus Inc.	57,700	653
	Hosokawa Micron Corp.	116,000	653
	Yomiuri Land Co. Ltd.	137,000	648
	Sinanen Holdings Co. Ltd.	31,400	644
	Japan Transcity Corp.	177,000	643
	GCA Corp.	89,600	642
	Uchida Yoko Co. Ltd.	156,000	642
	Nihon Yamamura Glass Co. Ltd.	374,000	641
	Yurtec Corp.	116,000	640
^	Nippon Carbon Co. Ltd.	371,000	635
	Mito Securities Co. Ltd.	267,000	634
	PC Depot Corp.	126,600	634
	Kanagawa Chuo Kotsu Co. Ltd.	89,000	630
	Godo Steel Ltd.	35,300	628
	Matsuda Sangyo Co. Ltd.	45,600	626
	Mitsui High-Tec Inc.	91,100	625
	Tonami Holdings Co. Ltd.	234,000	622
	Taisei Lamick Co. Ltd.	22,000	621
	Toenec Corp.	126,000	619
	Mimasu Semiconductor Industry Co. Ltd.	52,200	618
	Ichikoh Industries Ltd.	206,000	618
	MTI Ltd.	99,600	614
	Shibusawa Warehouse Co. Ltd.	216,000	614
^	Weathernews Inc.	20,100	604
	Hioki EE Corp.	31,900	602

Ryoden Corp.	96,000	601
^ U-Shin Ltd.	83,900	601
Shinwa Co. Ltd.	40,300	600
Asahi Co. Ltd.	47,900	595
Daisyo Corp.	39,700	594
^ Happinet Corp.	55,900	589
Denyo Co. Ltd.	56,600	589
Takiron Co. Ltd.	129,000	589
Japan Radio Co. Ltd.	41,000	586
Yusen Logistics Co. Ltd.	60,000	582
Chori Co. Ltd.	39,300	580
Meiko Network Japan Co. Ltd.	65,500	579
^ Zuiko Corp.	14,200	579
Fields Corp.	46,000	576
Mitsui Matsushima Co. Ltd.	49,600	574
Rhythm Watch Co. Ltd.	322,000	573
^ SWCC Showa Holdings Co. Ltd.	827,000	573
Hodogaya Chemical Co. Ltd.	21,400	572
^ Kobe Bussan Co. Ltd.	20,600	572
Elematec Corp.	29,400	570
Advan Co. Ltd.	62,000	566
Hakuto Co. Ltd.	61,700	566
Atsugi Co. Ltd.	533,000	565
^ JP-Holdings Inc.	203,500	561
Tosho Printing Co. Ltd.	123,000	558
Taiho Kogyo Co. Ltd.	50,600	558
Yushiro Chemical Industry Co. Ltd.	39,200	555
Gun-Ei Chemical Industry Co. Ltd.	18,700	555
^ Akebono Brake Industry Co. Ltd.	273,400	551
Zuken Inc.	50,800	549
Tomoku Co. Ltd.	195,000	548
Gakken Holdings Co. Ltd.	178,000	544
Fujikura Kasei Co. Ltd.	90,600	541
^ Tokyo Rakutenchi Co. Ltd.	113,000	541
Asunaro Aoki Construction Co. Ltd.	79,700	535
Noritsu Koki Co. Ltd.	77,000	534
* Linical Co. Ltd.	36,700	533
Teikoku Electric Manufacturing Co. Ltd.	65,600	528
^ Pasona Group Inc.	64,800	527
Parco Co. Ltd.	56,200	526
Sumitomo Densetsu Co. Ltd.	50,400	526
* Hito Communications Inc.	31,000	525
^ Japan Drilling Co. Ltd.	22,200	523
SRA Holdings	24,200	523
Okura Industrial Co. Ltd.	142,000	523
CMIC Holdings Co. Ltd.	33,800	514
Seika Corp.	193,000	510
Toli Corp.	162,000	506
* Fuji Oil Co. Ltd.	160,500	505
Nihon Dempa Kogyo Co. Ltd.	62,800	504
Organo Corp.	123,000	503
Future Corp.	66,900	499
NS United Kaiun Kaisha Ltd.	361,000	499
Sanoh Industrial Co. Ltd.	80,600	497
Toyo Kohan Co. Ltd.	177,000	496
Aderans Co. Ltd.	110,000	493
ST Corp.	41,500	492

	Kitagawa Iron Works Co. Ltd.	29,600	488
^	Nissei ASB Machine Co. Ltd.	28,300	487
	Corona Corp. Class A	47,800	482
	Furuno Electric Co. Ltd.	89,000	482
	Tsutsumi Jewelry Co. Ltd.	28,300	471
	T RAD Co. Ltd.	242,000	470
	Artnature Inc.	73,000	467
	Chugai Ro Co. Ltd.	236,000	467
	NDS Co. Ltd.	18,700	457
	CAC Holdings Corp.	53,700	455
*,^ Takata Corp.		128,338	454
	Toyo Securities Co. Ltd.	252,000	452
^	Funai Electric Co. Ltd.	55,100	452
	Tatsuta Electric Wire and Cable Co. Ltd.	127,700	450
	Kobelco Eco-Solutions Co. Ltd.	117,000	449
	Maezawa Kyuso Industries Co. Ltd.	33,400	447
	NEC Capital Solutions Ltd.	27,000	446
	Cybozu Inc.	88,700	446
	Maezawa Kasei Industries Co. Ltd.	45,100	442
	Nippon Coke & Engineering Co. Ltd.	538,100	439
*	KNT-CT Holdings Co. Ltd.	390,000	433
*,^ Shin Nippon Biomedical Laboratories Ltd.		68,900	431
	Dunlop Sports Co. Ltd.	42,600	430
	Mitsubishi Kakoki Kaisha Ltd.	206,000	428
	ASAHI YUKIZAI Corp.	220,000	427
	Alpha Systems Inc.	25,900	426
	Kitano Construction Corp.	162,000	423
^	Right On Co. Ltd.	40,800	420
	Shimojima Co. Ltd.	39,400	419
	Fujitsu Frontech Ltd.	42,400	419
	Sankyo Seiko Co. Ltd.	131,200	416
	Chuo Spring Co. Ltd.	147,000	413
	AOI Electronics Co. Ltd.	17,200	412
	Tokyo Electron Device Ltd.	26,900	403
	Toda Kogyo Corp.	140,000	401
	Toyo Denki Seizo KK	126,000	400
	Takihyo Co. Ltd.	95,000	400
	Mitsui Home Co. Ltd.	84,000	394
	Nice Holdings Inc.	281,000	393
	Daikoku Denki Co. Ltd.	25,600	389
	Krosaki Harima Corp.	149,000	384
	Srg Takamiya Co. Ltd.	68,200	380
	Nippon Chemiphar Co. Ltd.	9,000	378
*	Nakayama Steel Works Ltd.	57,500	378
*,^ Aplus Financial Co. Ltd.		370,100	371
	Showa Aircraft Industry Co. Ltd.	40,000	370
^	Inaba Seisakusho Co. Ltd.	29,300	369
	Paris Miki Holdings Inc.	84,100	366
	Daidoh Ltd.	87,500	355
	Gecoss Corp.	40,800	354
	Sumitomo Precision Products Co. Ltd.	109,000	354
	Airport Facilities Co. Ltd.	69,400	346
*,^ FDK Corp.		332,000	333
	Panasonic Industrial Devices SUNX Co. Ltd.	57,500	323
^	Tabuchi Electric Co. Ltd.	96,000	322
	Pocket Card Co. Ltd.	60,500	310
	Toa Oil Co. Ltd.	237,000	302

	Kinki Sharyo Co. Ltd.	12,600	288
	Dai-ichi Seiko Co. Ltd.	27,700	282
	Endo Lighting Corp.	33,800	269
*	Yamada SxL Home Co. Ltd.	371,000	258
	Best Denki Co. Ltd.	215,400	233
^	Kojima Co. Ltd.	86,500	188
	Halows Co. Ltd.	3,500	77
	ValueCommerce Co. Ltd.	13,800	49
*	Janome Sewing Machine Co. Ltd.	5,800	33
			14,046,117
Malta (0.0%)
*	BGP Holdings PLC	7,179,555	—

Netherlands (2.6%)
	Unilever NV	6,150,108	283,708
	ING Groep NV	15,259,207	188,102
	ASML Holding NV	1,268,354	139,087
	Koninklijke Ahold Delhaize NV	4,998,321	113,859
	Koninklijke Philips NV	3,609,183	106,855
	Unibail-Rodamco SE	388,707	104,797
	Heineken NV	853,908	75,104
	Akzo Nobel NV	977,953	66,180
	RELX NV	3,590,070	64,468
	Wolters Kluwer NV	1,152,761	49,331
	Koninklijke DSM NV	689,955	46,599
*	ArcelorMittal	7,234,394	44,179
	Koninklijke KPN NV	12,316,226	40,884
	NN Group NV	1,277,473	39,209
	Heineken Holding NV	388,271	31,128
	Aegon NV	7,595,349	29,104
*	Altice NV Class A	1,416,643	25,414
	Gemalto NV	320,951	20,580
	Randstad Holding NV	433,483	19,746
2	ABN AMRO Group NV	853,717	17,665
	Koninklijke Vopak NV	262,930	13,801
	Aalberts Industries NV	387,669	13,219
	Boskalis Westminster	324,426	11,546
	SBM Offshore NV	723,357	10,277
*	Altice NV Class B	535,660	9,646
*	Galapagos NV	146,867	9,464
	IMCD Group NV	211,316	9,280
	APERAM SA	189,286	8,541
	Delta Lloyd NV	1,783,269	8,187
	Wereldhave NV	159,192	8,056
	Eurocommercial Properties NV	178,321	8,048
*	PostNL NV	1,738,286	7,891
	ASM International NV	191,818	7,846
	TKH Group NV	167,852	6,559
	Corbion NV	233,529	6,288
2	GrandVision NV	203,676	5,660
*,^ OCI NV		328,831	4,848
*	TomTom NV	478,554	4,581
	BE Semiconductor Industries NV	127,106	4,341
	Arcadis NV	277,749	3,997
	Koninklijke BAM Groep NV	852,457	3,952
*	Fugro NV	231,900	3,753
2	Flow Traders	114,960	3,497

2	Refresco Group NV	201,054	3,341
	Vastned Retail NV	77,217	3,119
	Wessanen	207,794	2,668
	Accell Group	101,372	2,576
	NSI NV	543,333	2,250
	BinckBank NV	244,421	1,394
	Brunel International NV	75,719	1,325
			1,695,950
New Zealand (0.3%)
	Fletcher Building Ltd.	2,736,217	21,412
	Spark New Zealand Ltd.	7,160,403	18,829
	Auckland International Airport Ltd.	3,516,320	18,825
	Fisher & Paykel Healthcare Corp. Ltd.	2,220,937	16,225
	Ryman Healthcare Ltd.	1,641,276	11,515
	Contact Energy Ltd.	2,817,317	10,357
	Meridian Energy Ltd.	4,837,185	9,151
	Z Energy Ltd.	1,449,108	8,868
	SKYCITY Entertainment Group Ltd.	2,563,239	8,568
	Trade Me Group Ltd.	1,616,146	6,618
	Mercury NZ Ltd.	2,709,285	5,999
	Kiwi Property Group Ltd.	5,081,821	5,553
	SKY Network Television Ltd.	1,525,751	5,471
*,^ Xero Ltd.		356,041	5,030
	EBOS Group Ltd.	344,755	4,743
	Chorus Ltd.	1,560,986	4,453
	Goodman Property Trust	4,299,457	4,088
	Mainfreight Ltd.	311,764	4,034
*	a2 Milk Co. Ltd.	2,900,612	3,875
	Infratil Ltd.	1,625,388	3,836
	Summerset Group Holdings Ltd.	861,255	3,331
	Precinct Properties New Zealand Ltd.	3,248,085	3,075
	Genesis Energy Ltd.	1,912,412	2,908
	Air New Zealand Ltd.	2,062,661	2,799
	Freightways Ltd.	560,122	2,680
	Argosy Property Ltd.	3,048,415	2,489
	Vector Ltd.	966,060	2,322
	Vital Healthcare Property Trust	1,385,027	2,259
	Metlifecare Ltd.	477,812	2,177
^	Heartland Bank Ltd.	1,307,322	1,438
	Warehouse Group Ltd.	556,183	1,189
	Kathmandu Holdings Ltd.	675,413	1,000
	New Zealand Refining Co. Ltd.	456,597	816
	TOWER Ltd.	718,809	485
*	New Zealand Oil & Gas Ltd.	1,097,473	448
			206,866
Norway (0.6%)
	Statoil ASA	3,783,828	63,479
	DNB ASA	3,807,724	50,025
	Telenor ASA	2,744,812	47,198
	Orkla ASA	3,090,666	31,931
	Marine Harvest ASA	1,475,667	26,413
	Yara International ASA	695,941	23,172
	Norsk Hydro ASA	5,278,869	22,774
	Gjensidige Forsikring ASA	675,804	12,629
*,^ Subsea 7 SA		1,075,025	11,573
	Schibsted ASA Class B	353,627	9,489

	Schibsted ASA Class A	318,001	9,357
*	Storebrand ASA	1,784,255	8,850
	TGS Nopec Geophysical Co. ASA	412,623	7,456
*	Det Norske Oljeselskap ASA	441,576	7,038
	Tomra Systems ASA	583,327	6,778
	Salmar ASA	200,830	6,142
2	XXL ASA	389,422	5,345
	Bakkafrost P/F	126,773	5,304
	Leroy Seafood Group ASA	99,952	5,060
	Veidekke ASA	294,861	4,538
2	Entra ASA	366,464	4,109
	Atea ASA	367,789	3,735
	SpareBank 1 SMN	486,151	3,391
*,^ Seadrill Ltd.		1,383,165	3,368
2	Aker ASA	97,320	3,348
	Kongsberg Gruppen ASA	203,682	3,161
*,^ Nordic Semiconductor ASA		644,592	3,155
	SpareBank 1 SR-Bank ASA	502,118	2,865
*	Opera Software ASA	399,564	2,774
*	Aker Solutions ASA	570,058	2,674
*,^ DNO ASA		2,540,909	2,586
	Austevoll Seafood ASA	290,628	2,448
*,^ Petroleum Geo-Services ASA		823,570	1,817
	Hoegh LNG Holdings Ltd.	169,261	1,810
*,^ Norwegian Air Shuttle ASA		41,755	1,529
^	Ocean Yield ASA	176,809	1,458
	Norwegian Property ASA	922,957	1,253
*,^ REC Silicon ASA		7,811,761	1,093
	Stolt-Nielsen Ltd.	72,869	949
2	BW LPG Ltd.	282,948	810
	Wilh Wilhelmsen ASA	241,675	727
*	Akastor ASA	551,595	589
*	Treasure ASA	241,675	536
*,^ Prosafe SE Class A		214,296	14
			414,750
Other (0.0%)
	Diebold Inc.	28,930	717

Portugal (0.2%)
	Galp Energia SGPS SA	2,034,165	27,810
	EDP - Energias de Portugal SA	7,623,910	25,599
	Jeronimo Martins SGPS SA	970,629	16,830
	EDP Renovaveis SA	792,811	6,364
	NOS SGPS SA	896,138	6,098
	CTT-Correios de Portugal SA	610,316	4,110
	REN - Redes Energeticas Nacionais SGPS SA	1,065,373	3,115
	Sonae SGPS SA	3,818,750	2,917
*,^ Banco Comercial Portugues SA		164,949,284	2,847
	Navigator Co. SA	944,342	2,714
*	Banco BPI SA	1,394,285	1,770
	Semapa-Sociedade de Investimento e Gestao	95,083	1,217
	Altri SGPS SA	269,742	942
^	Mota-Engil SGPS SA	343,635	660
	Sonaecom SGPS SA	113,855	335
*	Banco Espirito Santo SA	10,412,510	18
			103,346

Singapore (1.2%)
	Singapore Telecommunications Ltd.	28,995,877	85,023
	Oversea-Chinese Banking Corp. Ltd.	13,037,010	83,231
	DBS Group Holdings Ltd.	7,051,618	80,051
	United Overseas Bank Ltd.	4,756,045	66,062
	CapitaLand Ltd.	10,012,085	23,649
	Keppel Corp. Ltd.	5,640,119	22,567
	Wilmar International Ltd.	8,323,253	19,710
	Singapore Exchange Ltd.	3,250,115	17,739
	Singapore Press Holdings Ltd.	6,263,086	17,587
	ComfortDelGro Corp. Ltd.	8,068,065	16,712
	CapitaLand Mall Trust	10,445,553	16,681
	Ascendas REIT	8,837,567	16,395
	Global Logistic Properties Ltd.	11,771,031	16,224
	Singapore Airlines Ltd.	2,022,826	15,646
	City Developments Ltd.	2,336,338	15,638
	Singapore Technologies Engineering Ltd.	6,140,689	14,626
	Jardine Cycle & Carriage Ltd.	439,373	13,894
	Genting Singapore plc	23,783,994	13,201
	Suntec REIT	9,616,278	12,159
	CapitaLand Commercial Trust	8,048,634	9,426
	SATS Ltd.	2,545,300	9,294
	Hutchison Port Holdings Trust	19,919,889	8,936
	Mapletree Commercial Trust	7,486,536	8,787
	UOL Group Ltd.	1,854,295	7,664
	Venture Corp. Ltd.	1,033,058	6,847
	Sembcorp Industries Ltd.	3,521,112	6,744
	Golden Agri-Resources Ltd.	25,146,956	6,587
	Mapletree Industrial Trust	4,952,200	6,482
	Fortune REIT	5,096,000	6,410
	Keppel REIT	7,440,100	6,093
	Singapore Post Ltd.	5,666,312	6,064
	StarHub Ltd.	2,368,269	5,990
	Mapletree Greater China Commercial Trust	7,271,700	5,860
	Yangzijiang Shipbuilding Holdings Ltd.	8,353,728	4,624
	Mapletree Logistics Trust	5,762,800	4,530
*,^ Noble Group Ltd.		35,098,763	3,971
	Raffles Medical Group Ltd.	3,450,200	3,876
^	SMRT Corp. Ltd.	2,822,871	3,481
	Frasers Centrepoint Trust	2,134,900	3,451
^	Olam International Ltd.	2,183,727	3,306
	Starhill Global REIT	5,479,300	3,304
	United Engineers Ltd.	1,817,700	3,294
^	Sembcorp Marine Ltd.	3,322,184	3,212
	Keppel Infrastructure Trust	7,793,600	2,893
	Parkway Life REIT	1,510,200	2,887
	Ascott Residence Trust	3,237,400	2,705
	Yanlord Land Group Ltd.	2,572,036	2,642
	CDL Hospitality Trusts	2,524,700	2,598
	First Resources Ltd.	1,859,500	2,504
	SIA Engineering Co. Ltd.	891,977	2,429
	CapitaLand Retail China Trust	2,010,600	2,390
	Frasers Commercial Trust	2,180,200	2,251
*	Genting Hong Kong Ltd.	8,098,400	2,227
	Cache Logistics Trust	3,281,800	2,159
	Ascendas India Trust	2,653,400	2,101
	Lippo Malls Indonesia Retail Trust	7,583,300	2,089

	M1 Ltd.	1,155,340	2,039
	Cambridge Industrial Trust	4,978,700	2,010
	Asian Pay Television Trust	5,337,600	1,999
	First REIT	1,969,100	1,960
	OUE Hospitality Trust	3,859,700	1,928
2	ARA Asset Management Ltd.	1,919,600	1,906
	Wing Tai Holdings Ltd.	1,484,975	1,845
^	Keppel DC REIT	2,047,400	1,832
^	Yoma Strategic Holdings Ltd.	4,182,900	1,807
	Croesus Retail Trust	2,799,500	1,759
	Ascendas Hospitality Trust	3,188,900	1,717
	RHT Health Trust	2,186,800	1,675
	SPH REIT	2,262,000	1,663
*	SIIC Environment Holdings Ltd.	3,521,800	1,604
	Soilbuild Business Space REIT	3,111,020	1,598
	Silverlake Axis Ltd.	3,197,000	1,558
	Far East Hospitality Trust	3,482,700	1,544
	Accordia Golf Trust	3,103,500	1,539
*,^ Ezion Holdings Ltd.		6,958,353	1,428
	OUE Ltd.	1,109,400	1,423
	Sheng Siong Group Ltd.	1,740,900	1,355
	Sarine Technologies Ltd.	974,600	1,243
*	GL Ltd.	1,809,300	1,037
	Sabana Shari'ah Compliant Industrial REIT	2,558,400	985
	Super Group Ltd.	1,670,300	977
	Midas Holdings Ltd.	4,953,100	837
	China Everbright Water Ltd.	1,801,700	795
*,^ COSCO Corp. Singapore Ltd.		3,804,469	739
^	Hyflux Ltd.	1,997,200	697
	Bumitama Agri Ltd.	1,146,800	612
	Indofood Agri Resources Ltd.	1,734,900	574
	Boustead Singapore Ltd.	777,000	459
*	GMG Global Ltd.	1,064,400	387
*	Ying Li International Real Estate Ltd.	3,447,000	363
*,^ Ezra Holdings Ltd.		7,098,100	302
	Perennial Real Estate Holdings Ltd.	456,200	293
*	Gallant Venture Ltd.	2,530,300	241
*,^ Vard Holdings Ltd.		1,997,500	227
	CSE Global Ltd.	470,400	143
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	718,813	28
			784,031
South Korea (4.4%)
	Samsung Electronics Co. Ltd.	355,609	518,281
	Samsung Electronics Co. Ltd. Preference Shares	76,653	90,491
	NAVER Corp.	104,822	84,146
	SK Hynix Inc.	2,094,545	76,657
	Hyundai Motor Co.	569,384	70,306
	Hyundai Mobis Co. Ltd.	258,266	64,661
	Shinhan Financial Group Co. Ltd.	1,655,468	60,639
	Samsung Electronics Co. Ltd. GDR	79,237	57,060
	POSCO	268,713	55,342
	KT&G Corp.	438,334	49,923
	Korea Electric Power Corp.	1,006,834	49,307
	Samsung C&T Corp.	355,302	48,246
	KB Financial Group Inc.	1,366,598	46,948
	Amorepacific Corp.	124,804	44,141
	Kia Motors Corp.	1,023,120	39,328

	LG Chem Ltd.	173,009	37,944
	SK Innovation Co. Ltd.	241,338	35,667
	Samsung Fire & Marine Insurance Co. Ltd.	127,292	32,342
	LG Household & Health Care Ltd.	35,185	30,523
	Hana Financial Group Inc.	1,170,002	29,755
	Samsung Life Insurance Co. Ltd.	290,985	27,932
*,^ Celltrion Inc.		286,785	27,895
	SK Holdings Co. Ltd.	132,401	25,526
*,^ Hyundai Heavy Industries Co. Ltd.		184,914	23,249
	LG Display Co. Ltd.	890,716	22,719
	LG Corp.	354,815	20,943
	Samsung SDI Co. Ltd.	217,372	19,121
	LG Electronics Inc.	430,450	18,757
	NCSoft Corp.	68,088	18,362
	Coway Co. Ltd.	211,549	18,304
	Samsung SDS Co. Ltd.	128,641	18,021
	Korea Zinc Co. Ltd.	39,083	17,117
	AMOREPACIFIC Group	111,694	16,795
	Korea Aerospace Industries Ltd.	235,093	16,316
	Hankook Tire Co. Ltd.	294,228	15,904
	Lotte Chemical Corp.	57,331	15,587
	Kangwon Land Inc.	423,953	15,150
	Hyundai Motor Co. 2nd Preference Shares	154,056	14,786
	Hyundai Steel Co.	293,646	13,637
^	SK Telecom Co. Ltd. ADR	572,468	12,938
	S-Oil Corp.	164,979	12,227
	Woori Bank	1,173,859	12,161
	Hyundai Glovis Co. Ltd.	72,730	11,975
	E-MART Inc.	82,737	11,867
	Orion Corp.	15,638	11,750
^	Hanmi Pharm Co. Ltd.	25,149	11,668
	Dongbu Insurance Co. Ltd.	185,293	11,504
	Hyundai Development Co-Engineering & Construction	241,841	11,298
	Industrial Bank of Korea	1,031,663	11,205
	Hyosung Corp.	91,706	10,852
	Hyundai Engineering & Construction Co. Ltd.	284,792	10,162
	GS Holdings Corp.	201,454	9,803
	Samsung Electro-Mechanics Co. Ltd.	213,618	9,528
	CJ CheilJedang Corp.	28,315	9,349
^	Kakao Corp.	123,077	9,152
	LG Uplus Corp.	847,792	9,043
	BNK Financial Group Inc.	1,147,471	8,945
	CJ Corp.	51,818	8,783
	Hanwha Techwin Co. Ltd.	142,399	8,235
	Amorepacific Corp. Preference Shares	41,804	8,067
	Daelim Industrial Co. Ltd.	106,443	8,027
	Lotte Shopping Co. Ltd.	42,062	7,907
	Hyundai Marine & Fire Insurance Co. Ltd.	239,998	7,907
	KCC Corp.	21,740	7,814
	Hyundai Motor Co. Preference Shares	83,931	7,670
	Yuhan Corp.	29,777	7,513
	Hanon Systems	650,788	7,373
	Hanwha Chemical Corp.	321,433	7,104
	BGF retail Co. Ltd.	39,659	6,984
	S-1 Corp.	74,651	6,893
^	Hotel Shilla Co. Ltd.	122,559	6,744
	Samsung Securities Co. Ltd.	212,668	6,692

Hyundai Department Store Co. Ltd.	60,086	6,469
^ Medy-Tox Inc.	15,715	6,452
^ Hanssem Co. Ltd.	40,254	6,447
*,^ Kumho Tire Co. Inc.	625,885	6,440
*,^ Samsung Engineering Co. Ltd.	616,548	6,078
Hanwha Corp.	190,047	6,060
*,^ OCI Co. Ltd.	71,071	6,049
Mando Corp.	25,907	5,838
Doosan Heavy Industries & Construction Co. Ltd.	244,830	5,798
Samsung Card Co. Ltd.	126,791	5,786
* CJ Korea Express Corp.	28,695	5,618
Korea Investment Holdings Co. Ltd.	149,253	5,531
Mirae Asset Securities Co. Ltd.	256,577	5,357
Shinhan Financial Group Co. Ltd. ADR	146,931	5,354
CJ E&M Corp.	75,271	5,219
Mirae Asset Daewoo Co. Ltd.	730,179	5,189
SK Telecom Co. Ltd.	25,246	5,166
Kolon Industries Inc.	67,604	5,096
*,^ ViroMed Co. Ltd.	47,155	5,070
DGB Financial Group Inc.	613,214	5,036
Hanwha Life Insurance Co. Ltd.	959,012	5,031
KB Financial Group Inc. ADR	146,258	5,003
*,^ Samsung Heavy Industries Co. Ltd.	583,733	4,978
Hyundai Wia Corp.	62,373	4,926
^ Hanmi Science Co. ltd	46,226	4,811
*,^ Komipharm International Co. Ltd.	121,927	4,762
^ Korea Kolmar Co. Ltd.	54,355	4,758
NH Investment & Securities Co. Ltd.	519,477	4,710
*,^ GS Engineering & Construction Corp.	174,163	4,665
* Korean Air Lines Co. Ltd.	143,443	4,564
LG Chem Ltd. Preference Shares	30,056	4,503
*,^ Daewoo Engineering & Construction Co. Ltd.	776,175	4,493
Shinsegae Inc.	27,067	4,466
^ SK Chemicals Co. Ltd.	72,416	4,447
KEPCO Plant Service & Engineering Co. Ltd.	83,087	4,366
Kumho Petrochemical Co. Ltd.	68,703	4,363
Korea Gas Corp.	104,277	4,202
Hyundai Securities Co. Ltd.	642,039	4,174
^ Youngone Corp.	119,913	4,040
Posco Daewoo Corp.	179,319	4,022
LG Innotek Co. Ltd.	56,469	4,015
^ CJ CGV Co. Ltd.	50,879	3,873
Korean Reinsurance Co.	365,204	3,864
KT Corp.	131,742	3,817
*,^ Doosan Infracore Co. Ltd.	526,044	3,780
^ Doosan Corp.	40,842	3,767
Cheil Worldwide Inc.	255,716	3,722
*,^ Yungjin Pharmaceutical Co. Ltd.	327,364	3,712
^ JW Pharmaceutical Corp.	45,931	3,656
NongShim Co. Ltd.	12,775	3,647
SK Networks Co. Ltd.	593,919	3,614
LS Corp.	67,992	3,597
LG Household & Health Care Ltd. Preference Shares	7,658	3,585
Meritz Securities Co. Ltd.	1,163,853	3,557
*,^ Com2uSCorp	38,832	3,536
*,^ NHN Entertainment Corp.	64,607	3,512
Lotte Chilsung Beverage Co. Ltd.	2,406	3,502

^	Green Cross Corp.	21,212	3,501
^	Ottogi Corp.	5,117	3,489
	Lotte Confectionery Co. Ltd.	21,532	3,448
	KB Insurance Co. Ltd.	138,706	3,433
^	Fila Korea Ltd.	38,553	3,345
^	Dongsuh Cos. Inc.	122,602	3,258
^	Cosmax Inc.	23,355	3,219
*,^ LIG Nex1 Co. Ltd.		41,863	3,160
*,^ Hugel Inc.		7,988	3,093
	Meritz Fire & Marine Insurance Co. Ltd.	218,071	3,051
	LG International Corp.	96,155	3,050
^	Hyundai Greenfood Co. Ltd.	205,290	3,003
	Innocean Worldwide Inc.	44,807	2,983
^	KIWOOM Securities Co. Ltd.	45,227	2,957
^	SK Materials Co. Ltd.	20,524	2,956
	Samyang Holdings Corp.	23,219	2,864
^	Green Cross Holdings Corp.	107,422	2,799
	KT Corp. ADR	172,922	2,775
	GS Retail Co. Ltd.	61,232	2,742
*,^ Hyundai Mipo Dockyard Co. Ltd.		40,157	2,714
^	Kolon Life Science Inc.	19,021	2,685
^	Hansol Chemical Co. Ltd.	32,780	2,608
*	Pan Ocean Co. Ltd.	740,478	2,596
^	Paradise Co. Ltd.	178,895	2,590
	IS Dongseo Co. Ltd.	51,179	2,587
	Hyundai Home Shopping Network Corp.	23,233	2,580
*	LG Life Sciences Ltd.	45,856	2,577
	Hite Jinro Co. Ltd.	119,535	2,449
*,^ Hanall Biopharma Co. Ltd.		142,839	2,409
	LS Industrial Systems Co. Ltd.	61,380	2,344
*,^ Hyundai Elevator Co. Ltd.		37,907	2,341
*,^ Ilyang Pharmaceutical Co. Ltd.		51,882	2,338
	LG Hausys Ltd.	24,422	2,330
^	Tongyang Inc.	880,088	2,319
*,^ Osstem Implant Co. Ltd.		41,152	2,282
^	Poongsan Corp.	72,949	2,250
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	13,460	2,240
*,^ HLB Inc.		127,259	2,232
^	Korea Petrochemical Ind Co. Ltd.	11,372	2,219
	JB Financial Group Co. Ltd.	403,090	2,172
	Chong Kun Dang Pharmaceutical Corp.	23,067	2,121
^	Bukwang Pharmaceutical Co. Ltd.	80,305	2,115
*,^ DIO Corp.		44,389	2,079
^	Hana Tour Service Inc.	32,769	2,078
	Jeil Pharmaceutical Co.	21,673	2,069
*	Advanced Process Systems Corp.	92,633	2,064
*,^ Wonik Holdings Co. Ltd.		305,911	2,048
	Hankook Tire Worldwide Co. Ltd.	96,421	2,019
	Daesang Corp.	74,727	2,010
	SKC Co. Ltd.	78,169	2,010
^	Handsome Co. Ltd.	53,039	1,959
^	Hanjin Kal Corp.	114,580	1,949
^	LOTTE Fine Chemical Co. Ltd.	67,963	1,947
*,^ Genexine Co. Ltd.		43,739	1,939
^	JW Holdings Corp.	128,834	1,938
^	Seoul Semiconductor Co. Ltd.	144,791	1,938
	Korea Electric Terminal Co. Ltd.	27,277	1,927

*,^ Chabiotech Co. Ltd.		134,315	1,922
^	Eo Technics Co. Ltd.	32,579	1,916
^	Dong-A Socio Holdings Co. Ltd.	11,575	1,902
^	Koh Young Technology Inc.	45,746	1,898
*	Dongbu HiTek Co. Ltd.	117,033	1,894
*,^ iNtRON Biotechnology Inc.		45,181	1,877
*,^ Medipost Co. Ltd.		27,655	1,865
	Young Poong Corp.	1,933	1,855
^	Daou Technology Inc.	93,992	1,853
^	LOTTE Himart Co. Ltd.	45,945	1,852
*,^ Seegene Inc.		56,960	1,849
^	Nexen Tire Corp.	134,647	1,812
^	Lotte Food Co. Ltd.	2,896	1,811
	Dong-A ST Co. Ltd.	18,227	1,807
^	Soulbrain Co. Ltd.	32,391	1,804
	SFA Engineering Corp.	36,770	1,804
	Halla Holdings Corp.	28,993	1,781
	GS Home Shopping Inc.	11,884	1,777
*,^ CrystalGenomics Inc.		79,473	1,775
^	Korea Real Estate Investment & Trust Co. Ltd.	613,607	1,755
	CJ O Shopping Co. Ltd.	11,518	1,688
*,^ Loen Entertainment Inc.		23,776	1,686
*,^ GemVax & Kael Co. Ltd.		105,819	1,673
*	Dongkuk Steel Mill Co. Ltd.	232,163	1,666
	Taekwang Industrial Co. Ltd.	2,187	1,664
*,^ Daewoo Shipbuilding & Marine Engineering Co. Ltd.		409,002	1,664
^	Samlip General Foods Co. Ltd.	9,149	1,654
^	Amicogen Inc.	32,293	1,624
*,^ Hyundai Rotem Co. Ltd.		86,067	1,616
	Grand Korea Leisure Co. Ltd.	72,114	1,614
^	Hansae Co. Ltd.	64,680	1,579
*	Asiana Airlines Inc.	357,773	1,573
	Huchems Fine Chemical Corp.	86,147	1,569
*,^ Cellumed Co. Ltd.		646,270	1,565
*,^ Caregen Co. Ltd.		16,721	1,560
*,^ SM Entertainment Co.		61,463	1,554
	Dongwon Industries Co. Ltd.	5,522	1,512
	LEENO Industrial Inc.	36,487	1,489
	LF Corp.	72,561	1,465
^	DuzonBizon Co. Ltd.	73,376	1,447
	Dae Hwa Pharmaceutical Co. Ltd.	42,575	1,437
*,^ Binex Co. Ltd.		90,700	1,433
*,^ Foosung Co. Ltd.		203,622	1,416
^	InBody Co. Ltd.	42,158	1,411
*,^ Schnell Biopharmaceuticals Inc.		296,110	1,403
	Tongyang Life Insurance Co. Ltd.	135,793	1,401
	Hanwha General Insurance Co. Ltd.	236,149	1,400
	LG Electronics Inc. Preference Shares	61,120	1,380
	Samyang Corp.	14,938	1,379
*	WONIK IPS Co. Ltd.	59,158	1,376
	SK Gas Ltd.	14,323	1,347
^	Ahnlab Inc.	23,706	1,344
	Meritz Financial Group Inc.	124,309	1,332
*,^ Jusung Engineering Co. Ltd.		137,752	1,321
*,^ ATGen Co. Ltd.		35,220	1,319
*,^ NUTRIBIOTECH Co. Ltd.		20,544	1,301
*,^ G-SMATT GLOBAL Co. Ltd.		51,626	1,298

^	Daewoong Pharmaceutical Co. Ltd.	17,576	1,297
	KEPCO Engineering & Construction Co. Inc.	48,816	1,293
*	Ssangyong Motor Co.	179,743	1,289
*	Vieworks Co. Ltd.	21,803	1,287
^	Partron Co. Ltd.	154,757	1,283
	S&T Motiv Co. Ltd.	29,667	1,282
^	YG Entertainment Inc.	42,582	1,247
	NICE Holdings Co. Ltd.	73,143	1,218
^	Muhak Co. Ltd.	54,974	1,195
	Youngone Holdings Co. Ltd.	21,677	1,174
^	Hanjin Transportation Co. Ltd.	46,487	1,170
*,^ DoubleUGames Co. Ltd.		34,793	1,152
	Namyang Dairy Products Co. Ltd.	1,818	1,138
*	Ssangyong Cement Industrial Co. Ltd.	76,068	1,130
*,^ Emerson Pacific Inc.		33,682	1,124
	Sebang Global Battery Co. Ltd.	33,376	1,123
^	Mirae Asset Life Insurance Co. Ltd.	286,143	1,121
*,^ Posco ICT Co. Ltd.		216,046	1,121
	AK Holdings Inc.	20,265	1,117
	Cell Biotech Co. Ltd.	25,445	1,113
*,^ Jenax Inc.		38,225	1,106
^	Dawonsys Co. Ltd.	72,850	1,103
*	Kumho Industrial Co. Ltd.	115,852	1,100
^	Binggrae Co. Ltd.	20,230	1,094
*,^ Webzen Inc.		69,884	1,088
*,^ Taihan Electric Wire Co. Ltd.		597,642	1,086
*,^ Gamevil Inc.		19,074	1,084
	KISWIRE Ltd.	30,462	1,078
	Daishin Securities Co. Ltd.	111,957	1,069
^	Lutronic Corp.	29,894	1,069
^	iMarketKorea Inc.	91,385	1,068
^	Hankook Shell Oil Co. Ltd.	2,565	1,047
*,^ Pharmicell Co. Ltd.		202,653	1,040
	Hanil Cement Co. Ltd.	15,035	1,038
	CJ CheilJedang Corp. Preference Shares	6,340	1,037
^	Toptec Co. Ltd.	57,924	1,034
^	NICE Information Service Co. Ltd.	139,114	1,026
*,^ It's Skin Co. Ltd.		22,339	1,021
	Shinyoung Securities Co. Ltd.	22,675	1,019
	Hansol Paper Co. Ltd.	54,475	1,019
*,^ i-SENS Inc.		35,156	1,018
*,^ CUROCOM Co. Ltd.		309,179	1,017
*,^ Hansol Technics Co. Ltd.		68,378	1,005
	Songwon Industrial Co. Ltd.	52,250	1,001
*	SK Securities Co. Ltd.	953,684	998
*,^ Leaders Cosmetics Co. Ltd.		43,940	997
*	Hansol Holdings Co. Ltd.	158,847	985
^	Maeil Dairy Industry Co. Ltd.	31,148	975
^	Korea Kolmar Holdings Co. Ltd.	25,894	970
	Kwang Dong Pharmaceutical Co. Ltd.	117,519	966
	Sungwoo Hitech Co. Ltd.	132,991	966
*	Hanjin Heavy Industries & Construction Co. Ltd.	248,536	961
^	Seah Besteel Corp.	42,123	960
*,^ Seobu T&D		54,763	958
^	Able C&C Co. Ltd.	43,236	943
	Daekyo Co. Ltd.	119,490	942
	NS Shopping Co. Ltd.	6,464	940

^	Modetour Network Inc.	35,580	932
*	CMG Pharmaceutical Co. Ltd.	258,268	925
*,^ Yuanta Securities Korea Co. Ltd.		304,443	921
	CJ Hellovision Co. Ltd.	111,713	914
	KT Skylife Co. Ltd.	61,639	900
^	Kolao Holdings	108,807	897
*,^ Peptron Inc.		20,670	891
*,^ Naturalendo Tech Co. Ltd.		55,863	881
^	Silicon Works Co. Ltd.	32,361	878
	SL Corp.	58,746	878
^	Dongwon F&B Co. Ltd.	4,212	866
*	Woongjin Thinkbig Co. Ltd.	85,305	864
*	DongKook Pharmaceutical Co. Ltd.	15,830	861
^	Hyundai Livart Furniture Co. Ltd.	38,712	856
^	Hancom Inc.	53,722	840
*,^ Huons Co. Ltd.		14,338	839
^	Chongkundang Holdings Corp.	11,965	832
^	Daewoong Co. Ltd.	17,359	828
*,^ COSON Co. Ltd.		60,565	813
*,^ Korea Line Corp.		42,428	811
	POSCO Chemtech Co. Ltd.	76,183	806
	GOLFZON Co. Ltd.	12,845	797
	Daeduck Electronics Co.	113,281	794
	Byucksan Corp.	162,433	789
^	Cuckoo Electronics Co. Ltd.	6,010	780
	Humax Co. Ltd.	58,838	775
	Samchully Co. Ltd.	8,444	771
	AtlasBX Co. Ltd.	14,539	758
*	Hanwha Corp. Prior Pfd.	48,702	752
*	Taeyoung Engineering & Construction Co. Ltd.	146,155	739
^	Huons Global Co. Ltd.	17,554	738
^	Kwangju Bank	85,920	737
*	Samsung Heavy Industries Rights Exp. 11/08/2016	362,437	724
*,^ CrucialTec Co. Ltd.		83,051	717
*	Taewoong Co. Ltd.	32,202	712
	Sindoh Co. Ltd.	15,193	694
^	CJ Freshway Corp.	16,952	686
	Daishin Securities Co. Ltd. Preference Shares	97,772	682
^	Cosmax BTI Inc	15,803	679
	E1 Corp.	11,849	679
^	Lock&Lock Co. Ltd.	59,620	673
	Daeduck GDS Co. Ltd.	60,820	669
^	Kolon Corp.	13,312	667
^	Seoyon E-Hwa Co. Ltd.	47,446	663
^	Interpark Holdings Corp.	143,836	660
*,^ Hanwha Investment & Securities Co. Ltd.		310,717	658
^	Humedix Co. Ltd.	19,214	654
^	Namhae Chemical Corp.	84,118	654
*,^ Agabang&Company		86,746	648
^	Crown Confectionery Co. Ltd.	24,181	646
	KISCO Corp.	16,899	637
	Dae Han Flour Mills Co. Ltd.	3,870	636
*,^ ICD Co. Ltd.		45,526	629
*,^ Duk San Neolux Co. Ltd.		22,109	628
^	KONA I Co. Ltd.	44,874	623
*,^ Samsung Pharmaceutical Co. Ltd.		122,211	615
	S&T Dynamics Co. Ltd.	72,021	608

	Youlchon Chemical Co. Ltd.	48,080	598
^	Coreana Cosmetics Co. Ltd.	89,210	591
	SeAH Steel Corp.	10,081	586
*,^ SFA Semicon Co. Ltd.		257,398	584
*	Green Cross Cell Corp.	20,927	581
*	Lumens Co. Ltd.	148,721	570
^	KH Vatec Co. Ltd.	50,218	565
	Hyundai Corp.	28,173	558
*,^ Eugene Investment & Securities Co. Ltd.		228,384	555
	Kyobo Securities Co. Ltd.	65,706	554
*,^ WeMade Entertainment Co. Ltd.		31,305	552
*,^ Insun ENT Co. Ltd.		98,165	538
^	SBS Media Holdings Co. Ltd.	201,872	529
*,^ Interflex Co. Ltd.		28,755	521
^	Sung Kwang Bend Co. Ltd.	61,595	496
*,^ Neowiz Games Corp.		44,012	481
*	KTB Investment & Securities Co. Ltd.	176,297	467
*,^ 3S Korea Co. Ltd.		149,771	442
	NEPES Corp.	60,998	439
	Sam Young Electronics Co. Ltd.	40,228	430
^	Eusu Holdings Co. Ltd.	68,612	428
	Seoyon Co. Ltd.	37,880	405
	TK Corp.	52,740	402
*,^ Duksan Hi-Metal Co. Ltd.		50,261	380
^	GOLFZONYUWONHOLDINGS Co. Ltd.	53,538	379
	INTOPS Co. Ltd.	22,746	379
*,^ Doosan Engine Co. Ltd.		95,069	366
	DY Corp.	62,546	364
	Hyundai C&F Inc.	19,904	330
*,^ Dongbu Securities Co. Ltd.		95,609	295
	Hitejinro Holdings Co. Ltd.	23,962	272
	MegaStudy Co. Ltd.	8,330	248
	MegaStudyEdu Co. Ltd.	5,408	238
	Korea Electric Power Corp. ADR	9,071	221
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	25,911	132
*,^ ViroMed Co. Ltd Rights Exp. 10/18/16		5,438	111
*	CMG Pharmaceutical Co. Ltd. Rights Exp. 10/24/2016	56,482	47
*	Asiana Airlines Inc. Rights Exp. 10/24/2016	48,763	—
			2,821,768
Spain (2.5%)
	Banco Santander SA	56,926,882	251,731
	Telefonica SA	16,919,774	171,217
	Industria de Diseno Textil SA	4,185,833	155,172
	Banco Bilbao Vizcaya Argentaria SA	25,455,141	153,899
	Iberdrola SA	22,294,782	151,457
	Amadeus IT Group SA	1,641,843	82,027
	Repsol SA	4,336,482	58,853
	Ferrovial SA	1,889,527	40,197
2	Aena SA	254,905	37,598
	Red Electrica Corp. SA	1,710,294	36,867
^	Abertis Infraestructuras SA	2,300,023	35,811
	Grifols SA	1,320,739	28,457
	Enagas SA	897,843	26,981
	Endesa SA	1,258,218	26,968
	CaixaBank SA	10,306,860	26,040
	Gas Natural SDG SA	1,217,084	25,013
	Banco de Sabadell SA	18,890,871	24,192

	Gamesa Corp. Tecnologica SA	884,525	21,179
	ACS Actividades de Construccion y Servicios SA	669,575	20,236
	Bankinter SA	2,717,342	19,329
	Grifols SA Preference Shares	1,007,331	16,137
	Merlin Properties Socimi SA	1,288,556	15,249
*	Banco Popular Espanol SA	12,180,666	15,041
	Distribuidora Internacional de Alimentacion SA	2,422,929	15,000
	Bankia SA	18,232,874	14,952
	Mapfre SA	3,992,979	11,169
2	Cellnex Telecom SA	548,932	9,929
	Viscofan SA	183,421	9,924
^	Bolsas y Mercados Espanoles SHMSF SA	305,623	9,079
	Mediaset Espana Comunicacion SA	717,776	8,507
	Ebro Foods SA	339,890	7,904
	Acciona SA	102,756	7,765
^	Acerinox SA	558,403	7,386
	Zardoya Otis SA	743,771	7,152
	Inmobiliaria Colonial SA	921,828	6,705
*,^ Indra Sistemas SA		448,422	6,012
	Prosegur Cia de Seguridad SA	827,168	5,780
	Melia Hotels International SA	452,055	5,637
	Applus Services SA	525,358	5,340
	Grupo Catalana Occidente SA	176,783	5,253
	Hispania Activos Inmobiliarios SOCIMI SA	364,604	4,886
	Tecnicas Reunidas SA	123,481	4,813
	Faes Farma SA	996,280	3,844
*,2 Euskaltel SA		384,795	3,821
	CIE Automotive SA	189,428	3,728
	Vidrala SA	63,539	3,719
*	NH Hotel Group SA	805,425	3,673
	Almirall SA	237,582	3,649
	Cia de Distribucion Integral Logista Holdings SA	144,311	3,220
	Axiare Patrimonio SOCIMI SA	230,614	3,053
	Construcciones y Auxiliar de Ferrocarriles SA	7,498	3,014
	Corp Financiera Alba SA	68,565	2,881
*	Fomento de Construcciones y Contratas SA	287,859	2,730
*,^ Sacyr SA		1,130,886	2,386
^	Obrascon Huarte Lain SA	574,899	2,306
	Atresmedia Corp. de Medios de Comunicacion SA	208,139	2,282
*	Pharma Mar SA	621,303	1,975
*	Promotora de Informaciones SA	209,647	1,343
	Ence Energia y Celulosa SA	530,858	1,157
	Papeles y Cartones de Europa SA	187,511	1,009
*	Liberbank SA	1,040,765	871
*	Codere SA	1,235,161	624
*,^ Deoleo SA		253,262	53
			1,644,182
Sweden (2.7%)
	Nordea Bank AB	12,554,049	124,521
	Hennes & Mauritz AB Class B	3,752,535	105,790
	Swedbank AB Class A	4,168,783	97,897
	Telefonaktiebolaget LM Ericsson Class B	11,772,701	84,964
	Svenska Handelsbanken AB Class A	5,788,077	79,487
	Assa Abloy AB Class B	3,712,707	75,386
	Svenska Cellulosa AB SCA Class B	2,360,071	70,061
	Atlas Copco AB Class A	2,320,837	69,828
	Volvo AB Class B	6,105,090	69,626

	Investor AB Class B	1,789,378	65,387
	Skandinaviska Enskilda Banken AB Class A	5,680,395	57,036
	Sandvik AB	4,269,803	46,925
	Telia Co. AB	10,312,980	46,163
	Atlas Copco AB Class B	1,684,209	45,985
	Hexagon AB Class B	1,012,202	44,169
	Skanska AB Class B	1,427,020	33,296
	Swedish Match AB	743,382	27,266
	SKF AB	1,551,988	26,774
	Boliden AB	1,076,121	25,270
	Electrolux AB Class B	881,607	22,092
	Kinnevik AB	801,932	20,439
	Securitas AB Class B	1,207,912	20,235
	Alfa Laval AB	1,239,272	19,413
	Trelleborg AB Class B	955,079	18,691
	Industrivarden AB Class A	810,630	16,138
	Castellum AB	1,049,000	15,706
	Getinge AB	723,069	14,010
^	Elekta AB Class B	1,399,014	13,544
	Husqvarna AB	1,475,013	12,861
^	ICA Gruppen AB	389,418	12,854
*	Lundin Petroleum AB	699,184	12,779
^	Fingerprint Cards AB Class B	1,037,878	12,128
	Industrivarden AB	644,010	11,906
	BillerudKorsnas AB	602,606	10,655
	Tele2 AB	1,222,874	10,548
	Fabege AB	522,174	9,515
*	Fastighets AB Balder Class B	357,993	9,508
	Hexpol AB	985,521	8,829
	Loomis AB Class B	284,617	8,787
	NCC AB Class B	325,977	8,536
	Nibe Industrier AB Class B	957,008	8,512
	Indutrade AB	373,750	8,017
*	Swedish Orphan Biovitrum AB	642,869	7,983
	Hufvudstaden AB Class A	441,610	7,645
	AAK AB	101,510	7,493
	Axfood AB	416,636	7,347
	Holmen AB	195,782	6,970
*,2 Dometic Group AB		854,168	6,851
2	Thule Group AB	397,998	6,793
	NetEnt AB	735,446	6,724
	L E Lundbergforetagen AB Class B	101,781	6,682
	Wallenstam AB	773,121	6,521
	Saab AB Class B	165,056	5,873
	Wihlborgs Fastigheter AB	258,799	5,502
	Sweco AB Class B	265,085	5,460
	Peab AB	630,131	5,431
	Modern Times Group MTG AB Class B	210,063	5,377
	Betsson AB	482,558	5,331
*	SSAB AB Class B	2,114,613	5,151
	JM AB	188,017	5,134
	Com Hem Holding AB	537,773	4,971
	Investment AB Latour Class B	120,621	4,932
	Lifco AB Class B	178,479	4,826
2	Attendo AB	497,467	4,813
	Kungsleden AB	635,013	4,642
	Intrum Justitia AB	143,350	4,621

	Avanza Bank Holding AB	108,386	4,280
*	Bonava AB B ORD	330,685	4,169
	AF AB	213,260	4,150
	Bilia AB	167,738	4,132
	Hemfosa Fastigheter AB	378,063	4,096
^	Pandox AB	215,370	3,769
	Ratos AB	766,020	3,635
*	Oriflame Holding AG	95,554	3,504
2	Bravida Holding AB	511,697	3,401
	Atrium Ljungberg AB	187,990	3,278
	Vitrolife AB	49,027	3,109
	Cloetta AB Class B	817,539	2,964
	Melker Schorling AB	41,212	2,883
*,^ SSAB AB Class A		979,690	2,852
	Nobia AB	279,103	2,648
^	Haldex AB	173,932	2,442
	Klovern AB	1,950,284	2,425
	Bure Equity AB	199,020	2,336
	Lindab International AB	230,724	2,265
	Concentric AB	157,678	2,122
	Klovern AB Preference Shares	53,512	1,948
	Investment AB Oresund	111,661	1,905
	Svenska Handelsbanken AB Class B	136,714	1,875
	SAS AB Preference Shares	27,143	1,730
	Rezidor Hotel Group AB	374,849	1,628
	Clas Ohlson AB	88,483	1,376
	SkiStar AB	81,350	1,313
*	Collector AB	90,926	1,260
^	Mekonomen AB	59,237	1,153
*,^ SAS AB		534,025	1,064
	Fastighets AB Balder Preference Shares	25,543	1,041
^	Nordnet AB	275,264	904
	Sagax AB Preference Shares	212,624	843
	Hemfosa Fastigheter AB Preference Shares	39,363	784
	Ratos AB Preference Shares	2,481	544
	NCC AB Class A	17,861	467
*	Bonava AB A ORD	14,935	187
	SKF AB Class A	6,129	106
	Meda AB Class A	5,248	95
*	Collector AB Rights Exp. 10/11/2016	90,926	70
			1,729,360
Switzerland (7.3%)
	Nestle SA	12,190,036	960,497
	Novartis AG	9,338,884	734,422
	Roche Holding AG	2,779,696	688,631
	UBS Group AG	13,769,372	186,970
	ABB Ltd.	7,561,857	169,790
	Syngenta AG	362,687	158,592
	Zurich Insurance Group AG	588,811	151,521
	Cie Financiere Richemont SA	2,018,533	122,904
	Swiss Re AG	1,293,277	116,681
	Credit Suisse Group AG	8,227,145	107,635
	Givaudan SA	36,459	74,149
	LafargeHolcim Ltd.	1,278,341	69,004
	Geberit AG	145,992	63,893
	Actelion Ltd.	359,655	62,266
	SGS SA	20,222	45,272

Swisscom AG	89,982	42,718
Sika AG	8,298	40,330
Lonza Group AG	205,428	39,200
Partners Group Holding AG	72,973	36,760
Adecco Group AG	627,605	35,343
Julius Baer Group Ltd.	861,763	34,976
LafargeHolcim Ltd.	635,227	34,258
^ Swatch Group AG (Bearer)	119,799	33,852
Swiss Life Holding AG	126,294	32,638
Kuehne & Nagel International AG	199,176	28,877
Schindler Holding AG	153,697	28,794
Sonova Holding AG	202,010	28,591
Chocoladefabriken Lindt & Sprungli AG Registered Shares	398	27,164
Roche Holding AG (Bearer)	104,097	25,773
* Dufry AG	189,339	23,682
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,047	23,391
Baloise Holding AG	185,143	22,392
Swiss Prime Site AG	255,160	22,377
Clariant AG	1,083,922	18,635
Galenica AG	16,283	17,265
Straumann Holding AG	42,201	16,496
Schindler Holding AG (Registered)	87,091	16,484
EMS-Chemie Holding AG	28,611	15,353
PSP Swiss Property AG	157,761	15,036
Aryzta AG (Switzerland Shares)	328,637	14,583
Georg Fischer AG	16,646	14,566
Temenos Group AG	230,440	14,517
Logitech International SA	563,400	12,640
Helvetia Holding AG	23,827	12,012
Flughafen Zuerich AG	60,213	11,754
^ BB Biotech AG	221,581	11,382
Swatch Group AG (Registered)	190,178	10,562
Barry Callebaut AG	7,570	10,058
2 Sunrise Communications Group AG	132,872	9,266
Cembra Money Bank AG	115,570	9,056
dorma&kaba Holding AG	12,029	8,903
Pargesa Holding SA	119,806	8,200
Tecan Group AG	45,350	7,954
DKSH Holding AG	106,332	7,815
Panalpina Welttransport Holding AG	54,147	7,553
ams AG	228,551	7,398
Banque Cantonale Vaudoise	11,135	7,297
OC Oerlikon Corp. AG	705,440	7,044
CS Real Estate Fund LivingPlus	47,388	6,824
Bucher Industries AG	24,886	6,227
Forbo Holding AG	4,611	6,199
Belimo Holding AG	1,864	6,144
Mobimo Holding AG	24,037	6,117
Allreal Holding AG	38,847	5,897
GAM Holding AG	610,191	5,816
Emmi AG	8,439	5,772
Valiant Holding AG	61,867	5,686
Sulzer AG	50,672	5,292
Autoneum Holding AG	18,769	5,274
u-blox Holding AG	22,933	4,946
SFS Group AG	62,566	4,938
* Gategroup Holding AG	78,974	4,288

^	Burckhardt Compression Holding AG	14,913	4,225
	Schweiter Technologies AG	3,621	4,193
	Implenia AG	56,875	4,022
	Huber & Suhner AG	56,651	3,779
	Rieter Holding AG	17,607	3,576
	St. Galler Kantonalbank AG	8,778	3,434
	Valora Holding AG	10,633	3,032
	COSMO Pharmaceuticals NV	18,572	2,961
	VZ Holding AG	10,419	2,918
	Vontobel Holding AG	58,626	2,915
	Daetwyler Holding AG	20,035	2,887
*,^ AFG Arbonia-Forster Holding AG		174,857	2,723
	Kudelski SA	136,483	2,543
	Ypsomed Holding AG	12,321	2,523
	Ascom Holding AG	140,005	2,522
	Conzzeta AG	3,586	2,473
	LEM Holding SA	1,854	2,099
	Bell AG	4,788	2,097
	Intershop Holding AG	4,045	2,082
^	Leonteq AG	36,916	1,992
	Siegfried Holding AG	9,034	1,974
^	BKW AG	40,233	1,929
	APG SGA SA	3,996	1,696
*	Zehnder Group AG	37,201	1,654
*,^ Basilea Pharmaceutica AG		18,669	1,478
	EFG International AG	297,953	1,460
	Vetropack Holding AG	837	1,389
*	Schmolz & Bickenbach AG	2,019,258	1,372
*,^ Meyer Burger Technology AG		345,427	1,177
	Gategroup Holding AG	20,732	1,174
*,^ Alpiq Holding AG		11,154	1,033
	Swissquote Group Holding SA	36,137	1,024
	Bachem Holding AG	10,286	968
	Plazza AG	3,391	820
*	Orascom Development Holding AG	41,727	265
	Aryzta AG (Ireland Shares)	3,587	160
			4,723,161
United Kingdom (16.4%)
	HSBC Holdings plc	78,315,630	588,002
	British American Tobacco plc	7,368,458	471,234
	BP plc	74,255,073	432,476
	Royal Dutch Shell plc Class A	16,735,216	415,338
	GlaxoSmithKline plc	19,216,324	409,511
	Royal Dutch Shell plc Class B	15,149,229	393,066
	AstraZeneca plc	4,988,533	323,160
	Vodafone Group plc	105,005,143	301,092
	Diageo plc	9,956,318	285,480
	Reckitt Benckiser Group plc	2,485,147	234,196
	Unilever plc	4,768,894	226,081
	SABMiller plc	3,777,065	220,102
	National Grid plc	14,905,805	210,667
	Imperial Brands plc	3,808,175	196,296
	Prudential plc	10,192,724	180,907
	Lloyds Banking Group plc	253,008,414	179,184
	BT Group plc	33,074,089	166,763
	Shire plc	2,483,904	160,548
	Rio Tinto plc	4,779,439	159,037

Barclays plc	66,863,473	145,789
* Glencore plc	46,089,372	126,355
Compass Group plc	6,512,048	126,286
BHP Billiton plc	8,348,898	125,484
WPP plc	5,120,836	120,529
Aviva plc	15,994,001	91,521
* Standard Chartered plc	10,602,409	86,344
BAE Systems plc	12,495,285	84,776
RELX NV	4,329,494	82,160
SSE plc	3,974,745	80,686
* Tesco plc	32,081,839	76,025
Experian plc	3,793,591	76,008
Shire plc ADR	357,147	69,236
CRH plc (London Shares)	2,012,223	66,724
Legal & General Group plc	23,464,269	66,647
* Anglo American plc	5,165,889	64,846
Centrica plc	21,427,592	63,379
Rolls-Royce Holdings plc	6,536,316	61,007
Smith & Nephew plc	3,541,959	57,139
Wolseley plc	996,871	56,191
Old Mutual plc	19,313,746	50,759
Sky plc	4,145,532	48,037
Associated British Foods plc	1,376,905	46,402
London Stock Exchange Group plc	1,245,734	45,211
Kingfisher plc	8,920,445	43,552
Land Securities Group plc	3,110,286	42,745
CRH plc (Dublin Shares)	1,261,349	42,175
Sage Group plc	4,257,944	40,782
Bunzl plc	1,326,294	39,244
Randgold Resources Ltd.	367,283	36,929
Whitbread plc	721,240	36,599
Paddy Power Betfair plc	323,240	36,431
ITV plc	14,796,861	35,961
Carnival plc	721,119	35,199
United Utilities Group plc	2,694,988	35,070
Standard Life plc	7,808,730	34,807
Next plc	559,079	34,666
British Land Co. plc	4,046,749	33,247
Ashtead Group plc	1,989,159	32,770
Johnson Matthey plc	765,332	32,714
InterContinental Hotels Group plc	779,658	32,157
3i Group plc	3,815,621	32,118
DCC plc	348,355	31,759
Pearson plc	3,247,234	31,720
Burberry Group plc	1,750,588	31,329
Mondi plc	1,450,883	30,502
Severn Trent plc	930,189	30,202
* Royal Bank of Scotland Group plc	12,939,794	30,049
Smiths Group plc	1,549,595	29,405
Intertek Group plc	636,130	28,801
Persimmon plc	1,207,577	28,463
RSA Insurance Group plc	4,019,504	28,446
GKN plc	6,781,248	28,185
Marks & Spencer Group plc	6,411,555	27,574
Taylor Wimpey plc	12,886,547	25,796
Direct Line Insurance Group plc	5,433,954	25,694
2 Worldpay Group plc	6,626,961	25,442

Barratt Developments plc	3,932,096	25,248
St. James's Place plc	2,050,252	25,244
Micro Focus International plc	877,928	25,012
Wm Morrison Supermarkets plc	8,562,607	24,170
Informa plc	2,574,710	23,786
Hammerson plc	3,094,155	23,589
Croda International plc	514,888	23,274
Royal Mail plc	3,606,395	22,846
Provident Financial plc	582,065	22,827
Capita plc	2,618,246	22,742
International Consolidated Airlines Group SA (London Shares)	4,176,823	21,627
Admiral Group plc	794,490	21,100
J Sainsbury plc	6,614,123	21,059
Rentokil Initial plc	7,253,598	20,900
Halma plc	1,485,471	20,198
2 Auto Trader Group plc	3,838,980	20,177
Travis Perkins plc	985,970	19,704
Rightmove plc	358,190	19,602
Segro plc	3,266,740	19,245
Pennon Group plc	1,626,233	18,785
Dixons Carphone plc	3,923,605	18,767
Weir Group plc	853,558	18,765
Mediclinic International plc	1,547,005	18,600
DS Smith plc	3,724,406	18,552
G4S plc	6,120,498	18,072
Meggitt plc	3,075,094	17,978
Coca-Cola HBC AG	773,098	17,942
Tate & Lyle plc	1,843,541	17,913
TUI AG	1,240,708	17,641
Berkeley Group Holdings plc	507,520	16,999
Melrose Industries plc	7,483,099	16,936
Spirax-Sarco Engineering plc	288,599	16,832
Aberdeen Asset Management plc	3,900,513	16,464
RPC Group plc	1,311,516	16,319
IG Group Holdings plc	1,435,835	16,210
Inmarsat plc	1,768,060	16,179
2 Merlin Entertainments plc	2,814,873	16,059
Hargreaves Lansdown plc	957,202	15,794
Fresnillo plc	671,016	15,789
Schroders plc	448,023	15,656
Investec plc	2,493,485	15,247
Hiscox Ltd.	1,126,761	15,218
* Just Eat plc	2,187,712	15,199
Booker Group plc	6,512,291	15,025
IMI plc	1,078,629	14,996
Bellway plc	483,038	14,859
Cobham plc	6,770,997	14,733
Inchcape plc	1,699,164	14,503
John Wood Group plc	1,465,567	14,434
^ Hikma Pharmaceuticals plc	547,952	14,341
UBM plc	1,541,060	14,250
Intu Properties plc	3,703,670	14,229
Polymetal International plc	1,124,231	14,097
Shaftesbury plc	1,105,934	13,921
William Hill plc	3,435,416	13,546
Howden Joinery Group plc	2,404,778	13,457
Babcock International Group plc	993,440	13,328

	BBA Aviation plc	4,109,598	13,313
	Derwent London plc	393,926	13,306
	ICAP plc	2,117,848	12,795
	Henderson Group plc	4,175,509	12,556
*	BTG plc	1,512,312	12,428
	Greene King plc	1,221,727	12,274
*,^ CYBG plc		3,485,327	12,025
	Spectris plc	469,251	11,970
	Petrofac Ltd.	1,021,408	11,803
*,^ Tullow Oil plc		3,571,478	11,726
	Aggreko plc	948,409	11,723
	Amec Foster Wheeler plc	1,541,205	11,478
	Indivior plc	2,853,638	11,347
	easyJet plc	856,703	11,199
	Great Portland Estates plc	1,360,418	11,183
	Phoenix Group Holdings	979,897	11,149
	Berendsen plc	681,393	10,995
*	Paysafe Group plc	1,898,906	10,981
	GVC Holdings plc	1,127,721	10,846
	Capital & Counties Properties plc	2,898,438	10,820
	Beazley plc	2,085,226	10,475
	Close Brothers Group plc	586,404	10,403
	Daily Mail & General Trust plc	1,051,873	10,150
*	Balfour Beatty plc	2,720,986	9,854
	Playtech plc	832,212	9,816
	Domino's Pizza Group plc	1,959,751	9,482
	Hays plc	5,629,093	9,472
^	Antofagasta plc	1,397,568	9,470
	Rotork plc	3,400,300	9,309
	AA plc	2,414,973	9,256
	Jupiter Fund Management plc	1,657,756	9,141
	Regus plc	2,679,491	9,042
	B&M European Value Retail SA	2,685,486	8,876
	Man Group plc	6,049,088	8,828
	Intermediate Capital Group plc	1,146,438	8,767
	WH Smith plc	431,259	8,608
*	Metro Bank plc	235,820	8,422
	Centamin plc	4,271,691	8,195
	WS Atkins plc	396,350	8,163
	Moneysupermarket.com Group plc	2,086,813	8,128
	UDG Healthcare plc	964,486	8,013
	Britvic plc	994,428	7,772
	SSP Group plc	1,873,791	7,769
	Electrocomponents plc	1,738,026	7,647
	HomeServe plc	1,018,986	7,591
	National Express Group plc	1,666,166	7,436
	UNITE Group plc	893,653	7,349
*	Serco Group plc	4,307,779	7,298
	QinetiQ Group plc	2,347,066	7,204
	Greencore Group plc	1,622,720	7,057
	Dignity plc	193,975	7,045
	Ashmore Group plc	1,535,048	7,026
	Lancashire Holdings Ltd.	801,520	6,959
	Ladbrokes plc	3,649,717	6,623
	Dechra Pharmaceuticals plc	366,637	6,620
	Victrex plc	322,756	6,560
*	Firstgroup plc	4,768,215	6,528

	Essentra plc	1,032,562	6,503
	AVEVA Group plc	250,852	6,497
	Drax Group plc	1,623,483	6,426
	Ultra Electronics Holdings plc	277,887	6,387
	Kier Group plc	371,054	6,324
	Kennedy Wilson Europe Real Estate plc	471,907	6,149
	Genus plc	240,627	6,075
	Bovis Homes Group plc	534,395	6,061
	Tritax Big Box REIT plc	3,307,164	5,951
*,^ Ocado Group plc		1,708,002	5,856
	Bodycote plc	759,379	5,780
	Cineworld Group plc	769,246	5,772
2	Spire Healthcare Group plc	1,117,037	5,713
	Big Yellow Group plc	562,515	5,687
	Crest Nicholson Holdings plc	967,137	5,655
	Galliford Try plc	327,580	5,629
^	PZ Cussons plc	1,189,164	5,604
	JD Sports Fashion plc	292,625	5,589
	Grafton Group plc	857,131	5,532
^	TalkTalk Telecom Group plc	2,099,840	5,498
^	Carillion plc	1,707,761	5,493
*	Cairn Energy plc	2,253,263	5,491
*	SVG Capital plc	608,830	5,366
	Greggs plc	403,668	5,305
	Pagegroup plc	1,214,815	5,303
2	John Laing Group plc	1,479,719	5,230
	Elementis plc	1,850,998	5,228
	Synthomer plc	1,082,652	5,181
*	Thomas Cook Group plc	5,714,458	5,126
	Diploma plc	443,952	5,058
	BGEO Group plc	130,619	4,925
	Assura plc	6,519,392	4,924
	Senior plc	1,655,361	4,916
	Vesuvius plc	1,075,262	4,896
	Renishaw plc	142,847	4,882
	Grainger plc	1,633,574	4,878
*	Vectura Group plc	2,702,166	4,847
	LondonMetric Property plc	2,315,463	4,797
	Savills plc	509,094	4,730
	Fidessa Group plc	150,253	4,685
	Dairy Crest Group plc	557,785	4,685
	Stagecoach Group plc	1,709,938	4,682
	Paragon Group of Cos. plc	1,117,160	4,540
	NMC Health plc	253,477	4,496
	Hansteen Holdings plc	2,962,452	4,466
	esure Group plc	1,127,764	4,443
	Redrow plc	854,331	4,429
	Go-Ahead Group plc	166,696	4,382
	NCC Group plc	957,796	4,353
	Laird plc	1,058,230	4,344
	Pets at Home Group plc	1,420,668	4,331
	Dunelm Group plc	391,666	4,323
	Marston's plc	2,252,365	4,279
	Morgan Advanced Materials plc	1,127,999	4,242
	Workspace Group plc	463,297	4,192
	Safestore Holdings plc	817,913	4,082
	Tullett Prebon plc	943,924	4,081

*	Evraz plc	1,901,786	3,963
	Restaurant Group plc	788,382	3,934
2	Zoopla Property Group plc	932,393	3,927
	SuperGroup plc	198,752	3,875
	Acacia Mining plc	601,397	3,874
	J D Wetherspoon plc	317,007	3,869
	Entertainment One Ltd.	1,299,757	3,814
*,2 Wizz Air Holdings plc		176,069	3,743
	Virgin Money Holdings UK plc	915,778	3,694
*,^ Sports Direct International plc		989,837	3,681
	Card Factory plc	923,438	3,675
	Brewin Dolphin Holdings plc	1,074,366	3,674
	Halfords Group plc	785,600	3,570
	Ted Baker plc	110,560	3,531
	Mitie Group plc	1,401,495	3,488
	Premier Farnell plc	1,452,601	3,464
	Debenhams plc	4,790,528	3,461
	Hochschild Mining plc	914,366	3,427
	Petra Diamonds Ltd.	2,034,125	3,422
*	Ophir Energy plc	3,390,554	3,387
	Telecom Plus plc	232,792	3,337
	SIG plc	2,205,640	3,325
	Mitchells & Butlers plc	922,096	3,284
	F&C Commercial Property Trust Ltd.	2,057,960	3,284
	Keller Group plc	285,620	3,255
	International Personal Finance plc	941,645	3,173
2	Sophos Group plc	910,532	3,143
*,^ Imagination Technologies Group plc		969,981	3,103
	De La Rue plc	394,031	3,035
	KCOM Group plc	1,981,802	2,978
	Hunting plc	497,649	2,958
2	Hastings Group Holdings plc	983,354	2,946
*,^ KAZ Minerals plc		1,016,008	2,915
	Northgate plc	518,284	2,902
	Lonmin plc	1,092,335	2,834
	Interserve plc	571,750	2,727
	Redefine International PLC	4,880,350	2,719
	Polypipe Group plc	744,378	2,713
	St. Modwen Properties plc	702,214	2,679
	UK Commercial Property Trust Ltd.	2,568,697	2,628
	Computacenter plc	278,333	2,562
	Vedanta Resources plc	337,598	2,547
2	McCarthy & Stone plc	1,116,027	2,414
*	Enterprise Inns plc	1,966,161	2,370
	Shanks Group plc	1,562,657	2,209
*,^ Allied Minds plc		515,479	2,183
	Chesnara plc	495,152	2,121
	ITE Group plc	1,003,910	2,114
	Devro plc	670,905	2,067
	Picton Property Income Ltd.	2,142,949	2,000
	Fenner plc	761,881	1,975
*	Chemring Group plc	1,076,571	1,964
	Xaar plc	301,510	1,954
	RPS Group plc	871,993	1,952
	888 Holdings plc	676,642	1,944
*	Premier Foods plc	2,767,404	1,892
*,2 Countryside Properties plc		597,138	1,879

2	Ibstock plc		895,092	1,873
	Lookers plc		1,221,775	1,813
*	Premier Oil plc		2,037,603	1,809
	Rank Group plc		646,873	1,724
	Oxford Instruments plc		206,502	1,697
	Countrywide plc		588,279	1,652
	Soco International plc		869,241	1,524
*	Aldermore Group plc		698,686	1,516
	Schroder REIT Ltd.		2,030,381	1,507
	N Brown Group plc		599,646	1,478
*,^ AO World plc			671,000	1,470
*,2 Shawbrook Group plc			463,756	1,436
	Daejan Holdings plc		18,743	1,357
	Helical plc		378,635	1,325
	Foxtons Group plc		998,475	1,300
	Cape plc		461,601	1,249
*	Nostrum Oil & Gas plc		337,864	1,208
	OneSavings Bank plc		357,497	1,176
2	CMC Markets plc		373,205	953
*,^ Mothercare plc			596,056	915
*	Lamprell plc		950,688	851
*,^ Genel Energy plc			638,698	795
	Stobart Group Ltd.		14,722	32
*	Tritax Big Box REIT plc Rights Exp. 10/13/2016		300,651	27
	Speedy Hire plc		16,296	8
				10,628,022
Total Common Stocks (Cost $61,171,590)				64,364,803
		Coupon
Temporary Cash Investments (2.4%)1
Money Market Fund (2.3%)
3,4	Vanguard Market Liquidity Fund		0.640%	15,161,987

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)

5,6,7 Federal Home Loan Bank Discount Notes	0.521%	10/19/16	12,700	12,699
5,6 Federal Home Loan Bank Discount Notes	0.339%	11/4/16	2,000	2,000
5,6 Federal Home Loan Bank Discount Notes	0.481%	2/17/17	4,000	3,995
6 United States Treasury Bill	0.295%	11/17/16	7,000	6,998
6,7 United States Treasury Bill	0.340%	12/8/16	5,500	5,498
				31,190
Total Temporary Cash Investments (Cost $1,547,423)				1,547,540
Total Investments (101.8%) (Cost $62,719,013)				65,912,343
Other Assets and Liabilities-Net (-1.8%)3				(1,137,261)
Net Assets (100%)				64,775,082

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,187,172,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $384,441,000, representing 0.6% of net assets.
3 Includes $1,313,244,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $26,926,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,907,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Developed Markets Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,549,069	58,805,304	10,430
Temporary Cash Investments	1,516,350	31,190	—
Forward Currency Contracts—Assets	—	2,099	—
Forward Currency Contracts—Liabilities	—	(1,684)	—
Total	7,065,419	58,836,909	10,430

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk

Developed Markets Index Fund

based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2016	5,222	175,704	1,140
Topix Index	December 2016	885	115,623	(1,191)
FTSE 100 Index	December 2016	800	71,263	1,930
S&P ASX 200 Index	December 2016	411	42,586	1,202
S&P TSX 60 Index	December 2016	39	5,076	88
				3,169

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Toronto-Dominion Securities	12/21/16	EUR	96,754	USD	109,203	(87)
BNP Paribas	12/13/16	JPY	7,689,205	USD	75,413	667
Bank of America, N.A.	12/21/16	GBP	47,006	USD	62,377	(1,341)
BNP Paribas	12/21/16	EUR	53,376	USD	60,036	159
Goldman Sachs International	12/20/16	AUD	32,154	USD	23,906	657
BNP Paribas	12/20/16	AUD	21,126	USD	16,145	(6)
JPMorgan Chase Bank, N.A.	12/21/16	GBP	6,599	USD	8,815	(246)
BNP Paribas	12/21/16	EUR	6,332	USD	7,145	(4)
BNP Paribas	12/20/16	CAD	2,729	USD	2,061	20
BNP Paribas	12/20/16	AUD	901	USD	670	18
BNP Paribas	12/13/16	USD	37,822	JPY	3,792,000	302
Bank of America, N.A.	12/13/16	USD	37,796	JPY	3,792,000	276
JPMorgan Chase Bank, N.A.	12/20/16	USD	391	CAD	512	—
Bank of America, N.A.	10/18/17	USD	1	EUR	1	—
						415
AUD—Australian dollar.
CAD—Canadian dollar.

Developed Markets Index Fund

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At September 30, 2016, the counterparty (counterparties) had deposited in segregated accounts securities with a value of $2,098,000 in connection with open forward currency contracts.

E. At September 30, 2016, the cost of investment securities for tax purposes was $62,785,916,000. Net unrealized appreciation of investment securities for tax purposes was $3,126,427,000, consisting of unrealized gains of $9,090,511,000 on securities that had risen in value since their purchase and $5,964,084,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 17, 2016
VANGUARD TAX-MANAGED FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.